As filed with the SEC on April 29, 2016

Registration No. 333-121017

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 11	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 88	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

100 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Fidelity Investments Life Insurance Company

100 Salem Street

Smithfield, Rhode Island  02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2016, pursuant to paragraph (b) (1) (iii) of rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485
☐	on , pursuant to paragraph (a) (2) of rule 485
Page of Exhibit Index Appears on Page

Prospectus

Fidelity Freedom Lifetime Income®

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", the "Company", "FILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase a "Qualified Contract" that is an Individual Retirement Annuity, only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. Or, you may purchase a "Non-qualified Contract" with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day your Contract becomes effective (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semiannual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

We offer six annuity income options. With four of them you choose whether or not to provide for a guaranteed minimum number of years of annuity income ("Guarantee Period"). A Contract with a Guarantee Period will provide less annuity income than an otherwise identical Contract without a Guarantee Period. The other two annuity income options provide a Withdrawal Period during which you have the ability to withdraw part or all of the Withdrawal Value. Only a Qualified Contract may have a Withdrawal Period. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Period will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals. Contracts with a Withdrawal Period may not be available in all states.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Qualified Contract, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable until you have recovered the "investment in the Contract," after which the entire amount of annuity income will be taxable. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Annuity income will vary in amount according to the investment results of the Investment Option in which your Contract is invested. We do not guarantee the amount of annuity income.

Investment Options

There are nine Investment Options. Three of the Investment Options (the "Freedom Fund Investment Options") each invests in a single Fidelity Variable Insurance Products ("VIP") Freedom Lifetime Income Fund. The Fidelity VIP Freedom Lifetime Income® Funds in which these Investments Options invest are: Fidelity VIP Freedom Lifetime Income® I Portfolio ("Lifetime Income I Fund"); Fidelity VIP Freedom Lifetime Income® II Portfolio ("Lifetime Income II Fund"); and Fidelity VIP Freedom Lifetime Income® III Portfolio ("Lifetime Income III Fund"). Five of the investment options (the "FundsManager Investment Options") each invests in a single Fidelity VIP FundsManager® Portfolio. The Fidelity VIP FundsManager® Portfolios in which these Investment Options invest are Fidelity VIP FundsManager® 20% Portfolio ("FundsManager 20% Portfolio"), Fidelity VIP FundsManager® 50% Portfolio ("FundsManager 50% Portfolio"), Fidelity VIP FundsManager® 60% Portfolio ("FundsManager 60% Portfolio"), Fidelity VIP FundsManager® 70% Portfolio ("FundsManager 70% Portfolio"), and Fidelity VIP FundsManager® 85% Portfolio ("FundsManager 85% Portfolio"). The remaining

FFLI

i

Investment Option invests solely in the Fidelity VIP Government Money Market Portfolio ("Government Money Market Fund"). Collectively, the Fidelity VIP Freedom Lifetime Income® Funds, Fidelity VIP FundsManager® Portfolios, and the Fidelity VIP Government Money Market Fund are known as "the Funds."

Your Contract will be invested in only one Investment Option at any time. Initially your Contract will be invested in the Government Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

Each Investment Option is a Subaccount of Fidelity Investments Variable Annuity Account I (the "Variable Account").

The investment adviser for each of the Fidelity VIP Freedom Lifetime Income® Funds and Fidelity VIP FundsManager® Portfolios is FMR Co., Inc., an affiliate of Fidelity Management & Research Company. The investment adviser for the Fidelity VIP Government Money Market Fund is Fidelity Management & Research Company.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2016. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 21.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Government Money Market Investment Option or the current prospectuses for all the Investment Options available in the contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Some aspects described in this prospectus may be covered under a pending patent application.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally  1-800-544-2442

Date: April 30, 2016

FFLI

Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	2
The Variable Account	2
Financial Statements	3
The Funds	3
The Investment Advisers	4
Facts About the Contract
Purchase of a Contract	4
Free Look Privilege	5
Investment Allocation of Your Purchase Payment	5
Exchanges	5
Charges	7
Annuity Income Dates	8
Signature Guarantee or Customer Authentication	8
Death Benefit	8
Annuity Income	8
Benchmark Rate of Return	9
Comparing Withdrawal Period to Guarantee Period	10
Frequency of Annuity Income Dates	10
Choosing Your Annuity Income Option	10
Annuity Income Options Without a Withdrawal Period	10
Guarantee Period	11
Annuity Income Options With a Withdrawal Period	11
Withdrawal Provisions	12
Reports	13
More About the Contract
Tax Considerations	14
Other Contract Provisions	17
Selling the Contracts	18
Postponement of Benefits	18
More About the Variable Account and the Funds
Changes in Investment Options	19
Total Return for an Investment Option	19
Voting Rights	19
Litigation	19
Table of Contents of the Statement of Additional Information	21

FFLI

Glossary

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of annuity income for an Investment Option.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Exchange - A transfer from one Investment Option to another.

Funds - Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, and Government Money Market Fund.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

FFLI

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

Owner - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - Divisions of the Variable Account. Each Subaccount invests in the shares of one corresponding Fund.

Total Return - The investment performance of an Investment Option after all expenses.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Period - You may choose on your application to have a Withdrawal Period if your Contract is a Qualified Contract. A Withdrawal Period is a period of time you can take money out of your Contract. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s) expressed in whole numbers. The maximum length of your Contract's Withdrawal Period is limited by the Code. If no withdrawals are made from your Contract, the Withdrawal Period will operate as a Guarantee Period. A withdrawal made after the fifth anniversary of the first Annuity Income Date may shorten the Withdrawal Period. A Contract with a Withdrawal Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period.

Withdrawal Value - The total amount available for you to take out of your Contract.

You - You are the Annuitant and an Owner.

FFLI

v

THIS PAGE INTENTIONALLY LEFT BLANK

Summary of the Contract

Purpose

This variable annuity contract is designed to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant you name on the application. If you choose to have a Withdrawal Period (which is available only for Qualified Contracts) and withdrawals are made from your Contract, annuity income may not last as long as it would have otherwise. If you do not choose to have a Withdrawal Period, you may choose to have a guaranteed minimum number of years of annuity income. You may select from a number of annuity income options. See Annuity Income Options. Annuity income varies from one Annuity Income Date to the next. See Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you choose to have a Withdrawal Period and withdrawals are made from your Contract. (Note that withdrawals made before age 59 1/2 may result in a federal penalty tax. See Penalty Tax on Premature Distributions.) We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

Purchase of Contract

A Qualified Contract is an Individual Retirement Annuity that you purchase with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Non-qualified Contract may be purchased with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract). You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

Investment Options

Initially your Contract will be invested in the Government Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment". You may only invest in one Investment Option at any time.

There are nine Investment Options: Lifetime Income I Fund; Lifetime Income II Fund; Lifetime Income III Fund; FundsManager 20% Portfolio; FundsManager 50% Portfolio; FundsManager 60% Portfolio; FundsManager 70% Portfolio; FundsManager 85% Portfolio; and Government Money Market Fund. Each invests in the Fund with the corresponding name.

The amount of annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Option in which you invest.

Free Look Privilege

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. Together with your Contract, we will send you a letter containing the date on which your free look period ends.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in your Contract. Your Contract constitutes the entire agreement between you and FILI and should be retained.

FFLI

1

Fee Table

The following tables describe the fees and expenses that you will pay while owning the Contract. The first table describes the fees and expenses you will pay at the time you buy the Contract or make Exchanges between Investment Options. Note that we may deduct premium taxes from your Purchase Payment before issuing your Contract.

Contract Owner Transaction Expenses	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund Fees and Expenses

Annual Contract Fee	None
Separate Account Annual Expenses (as a percentage of Fund average net assets)
Mortality and Expense Risk Charge	0.50%
Administrative Charges	0.10%
Total Separate Account Annual Fees	0.60%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.28%	1.04%

Facts about Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. Our principal executive offices are located at 100 Salem Street, Smithfield, Rhode Island 02917. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. FILI is obligated to provide all benefits under the Contracts.

There are nine Subaccounts (also called Investment Options) available for long term investment. Each Subaccount invests in Investor Class shares of a single Fund. The Funds in which the Subaccounts invest are Lifetime Income® I Fund, Lifetime Income® II Fund, Lifetime Income® III Fund, FundsManager® 20% Portfolio, FundsManager® 50% Portfolio, FundsManager® 60% Portfolio, FundsManager® 70% Portfolio, FundsManager® 85% Portfolio, and Government Money Market Fund.

FFLI

2

FINANCIAL STATEMENTS

Financial statements for FILI and the Variable Account appear in the Statement of Additional Information ("SAI").

THE FUNDS

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

Principal Investment Strategies

Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund each seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

FMR Co., Inc., invests each Fidelity VIP Freedom Lifetime Income Fund's assets in a combination of Fidelity VIP Funds: domestic equity funds, international equity funds, bond funds, and short-term funds. The Fidelity VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Fidelity VIP Freedom Lifetime Income Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

FMR Co., Inc., allocates the assets of Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Lifetime Income III Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income II Fund, and Lifetime Income II Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income I Fund.

Lifetime Income I Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939. The target asset allocation of Lifetime Income I Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2015 and 2020).

Lifetime Income II Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949. The target asset allocation of Lifetime Income II Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2025 and 2030).

Lifetime Income III Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959. The target asset allocation of Lifetime Income III Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bonds funds, and 15% in short-term funds (approximately between 2035 and 2040).

Approximately one to three years after the ultimate target asset allocation of Lifetime Income II Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that Lifetime Income II Fund will be combined with Lifetime Income I Fund. Those invested in Lifetime Income II Fund will be automatically invested in Lifetime Income Fund I. Lifetime Income II Fund would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income II Fund would thereafter be based on the investment performance of Lifetime Income I Fund.

Similarly, approximately one to three years after the ultimate target asset allocation of Lifetime Income III Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that it will be combined with Lifetime Income I Fund. Those invested in Lifetime Income Fund III will be automatically invested in Lifetime Income Fund I. Lifetime Income Fund III would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income III Fund would be based on the investment performance of Lifetime Income I Fund.

The FundsManager Investment Options normally invest in a combination of underlying Fidelity retail and VIP funds. FMR Co., Inc., invests each Fidelity VIP FundsManager Portfolio in a combination of funds which include domestic equity funds, international equity funds, fixed income funds, and money market funds. Each fund's assets are invested according to the fund's approximate target asset allocation to equity funds reflected in its name.

FundsManager® 20% Portfolio seeks high current income and, as a secondary objective, capital appreciation. The target asset allocation of FundsManager® 20% Portfolio is approximately 14% domestic equity funds, 6% international equity funds, 50% fixed-income funds and 30% money market funds.

FundsManager® 50% Portfolio seeks high total return. The target asset allocation of FundsManager® 50% Portfolio is approximately 35% domestic equity funds, 15% international equity funds, 40% fixed-income funds, and 10% money market funds.

FFLI

3

FundsManager® 60% Portfolio seeks high total return. The target asset allocation of FundsManager® 60% Portfolio is approximately 42% domestic equity funds, 18% international equity funds, 35% fixed-income funds, and 5% money market funds.

FundsManager® 70% Portfolio seeks high total return. The target asset allocation of FundsManager® 70% Portfolio is approximately 49% domestic equity funds, 21% international equity funds, 25% fixed-income funds, and 5% money market funds.

FundsManager® 85% Portfolio seeks high total return. The target asset allocation of FundsManager® 85% Portfolio is approximately 60% domestic equity funds, 25% international equity funds, and 15% fixed-income funds.

The Government Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442 or visiting Fidelity.com.

THE INVESTMENT ADVISERS

FMR Co., Inc.

FMR Co., Inc., is each Fidelity VIP Freedom Lifetime Income Fund's and each Fidelity VIP FundsManager Portfolio's investment manager. As the manager, FMR Co., Inc., administers the asset allocation program for each Fidelity VIP Freedom Lifetime Income Fund and each Fidelity VIP FundsManager Portfolio.

Fidelity Management & Research Company

Fidelity Management & Research Company, an affiliate of FMR Co., Inc., is the manager of each mutual fund in which the Fidelity VIP Freedom Lifetime Income Funds and Fidelity VIP FundsManager Portfolios invest, and is responsible for choosing each of those funds' investments and handling its business affairs. Fidelity Management & Research Company is also the investment adviser for the Fidelity VIP Government Money Market Fund.

The address of FMR Co., Inc., and Fidelity Management & Research Company is 245 Summer Street, Boston, Massachusetts 02210.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer Contracts only in states in which we have obtained approval. You may purchase a Qualified Contract only with money transferred from an IRA or rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

•  The minimum Purchase Payment for a Contract is generally $25,000.

•  You are the Annuitant. For a Qualified Contract, you must be the sole Owner of the Contract. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

•  You or the Joint Annuitant generally must be no more than 85 years old on the Contract Date. To have a Withdrawal Period, you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and your Contract must be a Qualified Contract.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

FFLI

4

•  Application and Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1)  you have provided all the information requested on the application form, including your choice of annuity income option;

(2)  we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3)  we receive the entire amount of your Purchase Payment.

The date your Contract becomes effective is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the free look period, together with a written cancellation request. You may not do this by telephone, fax or through the internet. In accordance with applicable federal and state laws, we will promptly refund either (1) your Purchase Payment (without interest), or (2) the amount of your Purchase Payment plus or minus the investment performance of your Contract. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. This provision may vary by state where required by applicable state insurance law. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

For most Contracts (other than replacements), we estimate the free look right to be in existence for 15 calendar days after the Contract is mailed to you. If your free look period ends on a non-business day, the next business day will be used. Together with your contract, we will send you a letter containing the date on which your free look period ends.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Government Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Government Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Government Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may Exchange from one Investment Option to another up to four times each calendar year.

EXCHANGES

You may Exchange from one Investment Option to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Investment Options at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange.

•  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet. We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

FFLI

5

•  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Government Money Market Fund and FundsManager Portfolios are also available for use in products issued by other insurance companies. There is a significant risk that that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

FFLI

6

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions

FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Annuity payments will not count toward an Investment Option's roundtrip limits;

(3)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Annuity Income Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

CHARGES

The following are all the charges we make under the Contract.

1.  Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Government Money Market Investment Option.

2.  Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of each Investment Option at an effective annual rate of 0.10%. We guarantee this charge will never increase.

3.  Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how

FFLI

7

large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

4.  Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5.  Other Taxes. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI's Tax Status.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semiannual, or annual annuity income.

Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of Contract Ownership.

2.  In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

ANNUITY INCOME

All income under the Contract will vary from one Annuity Income Date to the next according to the investment experience of the Investment Option in which you are invested.

All references to annuity income and the guaranteed duration of annuity income are subject to the limitation stated on page 1 of the prospectus: "We do not guarantee the amount of annuity income." Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Investment Option in which you are invested is reduced to zero.

Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Annuity Income Options.

FFLI

8

Your Purchase Payment (less any deduction for taxes) will initially purchase units of the Government Money Market Investment Option. The number of units will depend on (a) your age and, unless prohibited by applicable state law, sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option; (c) the frequency of Annuity Income Dates; (d) the first Annuity Income Date; (e) the value of the units on the date your Contract becomes effective. The value of the units reflects the investment performance of the Government Money Market Investment Option.

Your units of the Government Money Market Investment Option will be exchanged automatically for Annuity Income Units in the Investment Option you choose on your application. The total dollar value of your units will be the same immediately before and immediately after the exchange. The date on which this will occur will depend on the free look provision of your Contract, which varies by state.

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Government Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Government Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Government Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions.

FILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units is multiplied by the value of an Annuity Income Unit for that Investment Option. The result is the amount of annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

Annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Annuity Income Options.

The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See Charges. We calculate Annuity Income Unit values for each Investment Option at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

The Annuity Income Unit value for an Investment Option for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b) is the Annuity Income Unit Value for the preceding Valuation Period; and

(c) is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that your Contract will earn the Benchmark Rate of Return, which is 3.5% per year. Assuming that you do not make any withdrawals, if the annualized investment return of your Contract is greater than the benchmark between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Annuity income will vary from one Annuity Income Date to the next. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

FFLI

9

COMPARING WITHDRAWAL PERIOD TO GUARANTEE PERIOD

On your application you have a choice among a number of annuity income options. See Annuity Income Options. You may also choose to have either a Withdrawal Period or a Guarantee Period, but not both. Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

With a Withdrawal Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. A withdrawal may cause the Withdrawal Period to shorten or end.

With a Guarantee Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period. With a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change.

FREQUENCY OF ANNUITY INCOME DATES

For any annuity income option, you choose on your application whether to receive annuity income monthly, quarterly, semiannually, or annually. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income later. The options FILI currently offers are described below.

CHOOSING YOUR ANNUITY INCOME OPTION

You choose your annuity income option on your application. You cannot change it later. You may choose an annuity income option only if it has been approved for sale by the insurance department in your state.

If you purchase a Qualified Contract and choose to have a Guarantee Period or a Withdrawal Period, the number of years may have to be limited in order to satisfy certain minimum distribution requirements of the Code. If you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select under a Qualified Contract may be limited, depending on the difference in ages between you and the Joint Annuitant.

ANNUITY INCOME OPTIONS WITHOUT A WITHDRAWAL PERIOD

Option 1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Options 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, but Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

FFLI

10

GUARANTEE PERIOD

If you select annuity income option 1, 2, 3 or 4 on your application, you may also choose to have a Guarantee Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period you can choose is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchase a Qualified Contract and choose to have a Guarantee Period, you cannot also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you purchased an otherwise identical Contract without the Guarantee Period.

If you choose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

Lump Sum Payments. We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary's estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

ANNUITY INCOME OPTIONS WITH A WITHDRAWAL PERIOD

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. If you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

FFLI

11

WITHDRAWAL PROVISIONS

If you have purchased a Contract with a Withdrawal Period, you can make withdrawals from your Contract by writing to our Annuity Service Center. See How to Make Withdrawals.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals.

How to Make Withdrawals

All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract's first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your Contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal Period

The Internal Revenue Service ("IRS") has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See Tax Considerations.

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code. A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the

FFLI

12

life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described in Effect of Withdrawals below.

Effect of Withdrawals

Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

•  Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

•  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

•  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

•  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

We will send you a statement showing the number of Annuity Income Units in your selected Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies, as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. All reports will be sent without charge to your last known address.

In addition, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

Contract owners have access to their contract information online at Fidelity.com.

FFLI

13

More About the Contract

TAX CONSIDERATIONS

The Contracts in General

Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

Owner and Annuitant

You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable

Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral

You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

Single Premium Contract

The Contract is a single premium contract. You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

Treatment of Distributions

Distributions from Qualified Contracts. Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by April 1 of the year following the year in which you reach age 70 1/2. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 50% of the amount by which a required minimum distribution exceeds the amount actually distributed. In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract's Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your minimum required distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

FFLI

14

After-Tax Contributions

To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any "after-tax" amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts

For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the "exclusion amount" as defined in the tax law. The exclusion amount is generally the "investment in the contract" adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax on Premature Distributions

In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59 1/2, (2) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (3) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically are not subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59 1/2 satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59 1/2, you should consult with a tax advisor.

Aggregation of Contracts

In certain circumstances where you purchase a Non-Qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-Qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

FFLI

15

Federal Income Tax Withholding and Reporting

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Diversification Requirements

For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified". The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified". If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified".

Ownership Treatment

In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners' gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

Fidelity Investments Life's Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The above discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

FFLI

16

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1.  Owner(s). Before a Contract is issued, the Owner(s) acting together have the right to (a) choose an annuity income option; (b) choose an Investment Option; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner may also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Investment Option to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary's consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can cancel the Contract during the free look period or change a Beneficiary.

2.  Annuitant. As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3.  Joint Annuitant.

For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Investment Option to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

4.  Beneficiary.

For All Contracts. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

For Contracts with a Guarantee Period. Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum, generally equal to the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

For Contracts with a Withdrawal Period. Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

FFLI

17

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or her share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum equal to the Withdrawal Value of the Beneficiary's share of annuity income.

5.  Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6.  Assignment. The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

7.  Dividends. The Contract is "non-participating." This means that there are no dividends. Annuity income will vary in amount with the investment results of the Investment Option to which you allocate your Purchase Payment.

8.  Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

9.  Proof of Survival. Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10.  Protection of Proceeds. To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of FILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917, and for Fidelity Distributors Corporation, 100 Salem Street, Smithfield, Rhode Island 02917. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information. However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

FFLI

18

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

FILI has the right to eliminate any Investment Option, to combine Investment Options, or substitute a fund for the Fund in which an Investment Option invests. A substitution may become necessary if, in FILI's judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund's investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of an Investment Option, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

VOTING RIGHTS

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

FFLI

19

THIS PAGE INTENTIONALLY LEFT BLANK

Table of Contents of the Statement of Additional Information

Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315
FFLI-PRO-0416
1.805451.113

FFLI

21

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1.  This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") as an Individual Retirement Annuity ("IRA annuity"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2.  You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Government Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3.  You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity.

4.  Subsequent contributions will not be accepted.

5.  No deduction is allowed for contributions.

Investments

6.  Your entire interest in the Contract is nonforfeitable.

7.  The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8.  A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9.  If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

10.  The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code)

FFLI

Not Part of the Prospectus

or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner's spouse is the sole beneficiary).

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11.  Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12.  You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13.  The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14.  Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15.  The Contract may cease to be an IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16.  The annuity income from your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

17.  As further described in the prospectus, the following are all the charges that FILI currently makes:

(a)  Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.10%.

(b)  Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.50%.

(c)  Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

FFLI

Not Part of the Prospectus

2

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY FREEDOM LIFETIME INCOME
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2016

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2016 without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FFLI-PTB-0416
1.805450.113

Investments by the Investment Options in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1)  Start with Part A at the close of the prior Valuation Period.

(2)  Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested. See Net Investment Factor on page 9 of the Prospectus.

(3)  If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4)  Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1)  Start with Part B at the close of the prior Valuation Period.

(2)  Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested.

(3)  Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4)  Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and FILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2015 and for the each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

3

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2015

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – Government Money Market Investor Class (b)	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$253,903	$934,805	$91,343	$331,219	$385,294	$255,795	$415,473	$225,542
Receivable from FILI	0	0	0	0	71	0	48	0
Total assets	253,903	934,805	91,343	331,219	385,365	255,795	415,521	225,542
Liabilities:
Payable to FILI	87	3	6	1	0	0	0	0
Total net assets	$253,816	$934,802	$91,337	$331,218	$385,365	$255,795	$415,521	$225,542
Net Assets:
Fidelity Retirement Reserves	$234,107	$0	$70,612	$0	$332,894	$0	$376,355	$0
Fidelity Income Advantage	19,709	0	20,725	0	52,471	0	39,166	0
Fidelity Personal Retirement	0	927,389	0	331,218	0	255,795	0	225,542
Fidelity Freedom Lifetime Income	0	3,212	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	4,201	0	0	0	0	0	0
Total net assets	$253,816	$934,802	$91,337	$331,218	$385,365	$255,795	$415,521	$225,542
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	11,178	0	1,556	0	3,758	0	3,340	0
Unit Value	$20.94	$0	$45.42	$0	$88.60	$0	$112.69	$0
Fidelity Income Advantage:
Units Outstanding	977	0	471	0	612	0	359	0
Unit Value	$20.25	$0	$43.92	$0	$85.68	$0	$108.98	$0
Fidelity Personal Retirement:
Units Outstanding	0	86,730	0	21,807	0	14,516	0	10,190
Highest Value	$0	$11.34	$0	$20.29	$0	$27.20	$0	$32.74
Lowest Value	$0	$9.94	$0	$12.86	$0	$16.47	$0	$21.16
Fidelity Freedom Lifetime Income:
Units Outstanding	0	294	0	0	0	0	0	0
Unit Value	$0	$10.93	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	438	0	0	0	0	0	0
Highest Unit Value	$0	$9.66	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.27	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	1	0	0	0	0	0	0
Highest Unit Value	$0	$9.53	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.17	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class (b)	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$94,894	$197,176	$210,821	$534,974	$228,396	$168,447
Receivable from FILI	21	0	10	0	50	0
Total assets	94,915	197,176	210,831	534,974	228,446	168,447
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$94,915	$197,176	$210,831	$534,974	$228,446	$168,447
Net Assets:
Fidelity Retirement Reserves	$85,485	$0	$161,186	$0	$191,302	$0
Fidelity Income Advantage	9,430	0	49,645	0	37,144	0
Fidelity Personal Retirement	0	197,176	0	534,974	0	168,447
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$94,915	$197,176	$210,831	$534,974	$228,446	$168,447
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,913	0	3,999	0	3,656	0
Unit Value	$44.68	$0	$40.31	$0	$52.32	$0
Fidelity Income Advantage:
Units Outstanding	218	0	1,272	0	734	0
Unit Value	$43.21	$0	$38.99	$0	$50.59	$0
Fidelity Personal Retirement:
Units Outstanding	0	13,130	0	39,345	0	10,077
Highest Value	$0	$20.18	$0	$15.08	$0	$20.86
Lowest Value	$0	$14.59	$0	$11.63	$0	$14.77
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$1,692,104	$73,406	$99,671	$896,329	$1,103,578	$155,221	$2,062,772
Receivable from FILI	61	0	0	98	1	85	1
Total assets	1,692,165	73,406	99,671	896,427	1,103,579	155,306	2,062,773
Liabilities:
Payable to FILI	0	11	0	0	0	0	0
Total net assets	$1,692,165	$73,395	$99,671	$896,427	$1,103,579	$155,306	$2,062,773
Net Assets:
Fidelity Retirement Reserves	$398,798	$59,070	$0	$801,496	$0	$116,614	$0
Fidelity Income Advantage	55,198	14,325	0	94,931	0	38,692	0
Fidelity Personal Retirement	1,238,169	0	99,671	0	1,103,579	0	1,049,224
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	1,013,549
Total net assets	$1,692,165	$73,395	$99,671	$896,427	$1,103,579	$155,306	$2,062,773
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	6,454	1,700	0	10,778	0	4,179	0
Unit Value	$61.79	$34.74	$0	$74.36	$0	$27.90	$0
Fidelity Income Advantage:
Units Outstanding	923	427	0	1,319	0	1,431	0
Unit Value	$59.75	$33.59	$0	$71.91	$0	$26.98	$0
Fidelity Personal Retirement:
Units Outstanding	59,811	0	5,750	0	52,662	0	54,689
Highest Value	$29.14	$0	$23.34	$0	$29.97	$0	$26.91
Lowest Value	$20.00	$0	$16.02	$0	$19.65	$0	$16.87
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	42,899
Highest Value	$0	$0	$0	$0	$0	$0	$25.09
Lowest Value	$0	$0	$0	$0	$0	$0	$14.52
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	22,279
Highest Value	$0	$0	$0	$0	$0	$0	$24.82
Lowest Value	$0	$0	$0	$0	$0	$0	$14.33

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$32,737	$150,637	$116,303	$149,283	$92,378	$249,688	$326,029	$460,856
Receivable from FILI	7	0	11	0	0	0	83	0
Total assets	32,744	150,637	116,314	149,283	92,378	249,688	326,112	460,856
Liabilities:
Payable to FILI	0	0	0	0	36	0	0	0
Total net assets	$32,744	$150,637	$116,314	$149,283	$92,342	$249,688	$326,112	$460,856
Net Assets:
Fidelity Retirement Reserves	$27,433	$0	$94,377	$0	$76,817	$0	$271,884	$0
Fidelity Income Advantage	5,311	0	21,937	0	15,525	0	54,228	0
Fidelity Personal Retirement	0	150,637	0	149,283	0	249,688	0	460,856
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$32,744	$150,637	$116,314	$149,283	$92,342	$249,688	$326,112	$460,856
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,037	0	3,134	0	3,051	0	7,331	0
Unit Value	$26.47	$0	$30.12	$0	$25.18	$0	$37.09	$0
Fidelity Income Advantage:
Units Outstanding	205	0	752	0	638	0	1,507	0
Unit Value	$25.82	$0	$29.13	$0	$24.35	$0	$35.93	$0
Fidelity Personal Retirement:
Units Outstanding	0		0	7,477	0	10,801	0	23,068
Highest Value	$0		$0	$27.99	$0	$40.06	$0	$30.05
Lowest Value	$0		$0	$19.04	$0	$21.63	$0	$16.87
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$44,553	$95,079	$20,336	$52,489	$62,823	$220,710	$42,275	$89,810
Receivable from FILI	0	0	9	0	0	0	12	0
Total assets	44,553	95,079	20,345	52,489	62,823	220,710	42,287	89,810
Liabilities:
Payable to FILI	4	0	0	0	5	0	0	0
Total net assets	$44,549	$95,079	$20,345	$52,489	$62,818	$220,710	$42,287	$89,810
Net Assets:
Fidelity Retirement Reserves	$35,393	$0	$18,180	$0	$54,863	$0	$37,592	$0
Fidelity Income Advantage	9,156	0	2,165	0	7,955	0	4,695	0
Fidelity Personal Retirement	0	95,079	0	52,489	0	220,710	0	89,810
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$44,549	$95,079	$20,345	$52,489	$62,818	$220,710	$42,287	$89,810
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,554	0	923	0	2,372	0	1,801	0
Unit Value	$22.78	$0	$19.70	$0	$23.12	$0	$20.87	$0
Fidelity Income Advantage:
Units Outstanding	412	0	113	0	355	0	231	0
Unit Value	$22.22	$0	$19.13	$0	$22.46	$0	$20.27	$0
Fidelity Personal Retirement:
Units Outstanding	0	4,941	0	2,740	0	9,341	0	7,358
Highest Value	$0	$39.02	$0	$20.73	$0	$46.06	$0	$16.71
Lowest Value	$0	$18.66	$0	$16.63	$0	$19.85	$0	$11.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$204,036	$752,405	$18,763	$80,741	$32,729	$95,187	$37,038	$150,613
Receivable from FILI	0	0	5	0	11	0	17	0
Total assets	204,036	752,405	18,768	80,741	32,740	95,187	37,055	150,613
Liabilities:
Payable to FILI	80	0	0	0	0	0	0	0
Total net assets	$203,956	$752,405	$18,768	$80,741	$32,740	$95,187	$37,055	$150,613
Net Assets:
Fidelity Retirement Reserves	$180,299	$0	$16,528	$0	$27,932	$0	$31,414	$0
Fidelity Income Advantage	23,657	0	2,240	0	4,808	0	5,641	0
Fidelity Personal Retirement	0	752,405	0	80,741	0	95,187	0	150,613
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$203,956	$752,405	$18,768	$80,741	$32,740	$95,187	$37,055	$150,613
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,527	0	1,359	0	788	0	1,272	0
Unit Value	$39.82	$0	$12.16	$0	$35.44	$0	$24.70	$0
Fidelity Income Advantage:
Units Outstanding	614	0	189	0	139	0	235	0
Unit Value	$38.68	$0	$11.81	$0	$34.42	$0	$23.99	$0
Fidelity Personal Retirement:
Units Outstanding	0	20,980	0	6,101	0	4,062	0	6,264
Highest Value	$0	$50.14	$0	$26.06	$0	$35.40	$0	$42.23
Lowest Value	$0	$34.23	$0	$10.38	$0	$20.12	$0	$23.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation (a)
Assets:
Investments at market value	$51,217	$202,459	$73,923	$842,611	$16,084
Receivable from FILI	7	0	5	0	2
Total assets	51,224	202,459	73,928	842,611	16,086
Liabilities:
Payable to FILI	0	0	0	0	0
Total net assets	$51,224	$202,459	$73,928	$842,611	$16,086
Net Assets:
Fidelity Retirement Reserves	$44,585	$0	$62,682	$0	$13,928
Fidelity Income Advantage	6,639	0	11,246	0	2,158
Fidelity Personal Retirement	0	202,459	0	842,611	0
Fidelity Freedom Lifetime Income	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0
Total net assets	$51,224	$202,459	$73,928	$842,611	$16,086
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,351	0	3,539	0	869
Unit Value	$33.00	$0	$17.71	$0	$16.03
Fidelity Income Advantage:
Units Outstanding	206	0	650	0	137
Unit Value	$32.19	$0	$17.30	$0	$15.70
Fidelity Personal Retirement:
Units Outstanding	0	9,497	0	56,923	0
Highest Value	$0	$46.09	$0	$17.48	$0
Lowest Value	$0	$18.96	$0	$12.04	$0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0

(a)  New Fund. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class (b)	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$150,792	$22,323	$113,286	$11,003
Receivable from FILI	0	0	0	2
Total assets	150,792	22,323	113,286	11,005
Liabilities:
Payable to FILI	0	13	0	0
Total net assets	$150,792	$22,310	$113,286	$11,005
Net Assets:
Fidelity Retirement Reserves	$0	$19,130	$0	$11,005
Fidelity Income Advantage	0	3,180	0	0
Fidelity Personal Retirement	150,792	0	113,286	0
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$150,792	$22,310	$113,286	$11,005
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	1,070	0	785
Unit Value	$0	$17.88	$0	$14.02
Fidelity Income Advantage:
Units Outstanding	0	183	0	0
Unit Value	$0	$17.50	$0	$0
Fidelity Personal Retirement:
Units Outstanding	9,051	0	5,841	0
Highest Value	$32.00	$0	$34.98	$0
Lowest Value	$15.88	$0	$18.07	$0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Income Investor Class	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Assets:
Investments at market value	$60,816	$6,179	$17,584	$11,548	$53,848	$26,304	$88,610
Receivable from FILI	0	0	0	1	0	0	0
Total assets	60,816	6,179	17,584	11,549	53,848	26,304	88,610
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$60,816	$6,179	$17,584	$11,549	$53,848	$26,304	$88,610
Net Assets:
Fidelity Retirement Reserves	$0	$6,179	$0	$11,549	$0	$26,304	$0
Fidelity Income Advantage	0	0	0	0	0	0	0
Fidelity Personal Retirement	60,816	0	17,584	0	53,848	0	88,610
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$60,816	$6,179	$17,584	$11,549	$53,848	$26,304	$88,610
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	410	0	719	0	1,599	0
Unit Value	$0	$15.06	$0	$16.07	$0	$16.45	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	4,343	0	1,143	0	3,254	0	5,267
Highest Value	$14.98	$0	$18.31	$0	$19.88	$0	$20.41
Lowest Value	$12.18	$0	$13.42	$0	$14.30	$0	$14.51
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Assets:
Investments at market value	$25,782	$167,386	$13,803	$146,171	$17,385	$134,531
Receivable from FILI	1	0	1	0	0	0
Total assets	25,783	167,386	13,804	146,171	17,385	134,531
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$25,783	$167,386	$13,804	$146,171	$17,385	$134,531
Net Assets:
Fidelity Retirement Reserves	$25,783	$0	$13,804	$0	$17,385	$0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	167,386	0	146,171	0	134,531
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$25,783	$167,386	$13,804	$146,171	$17,385	$134,531
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,557	0	793	0	1,011	0
Unit Value	$16.56	$0	$17.41	$0	$17.20	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	9,883	0	8,235	0	7,618
Highest Value	$0	$21.99	$0	$23.51	$0	$24.43
Lowest Value	$0	$15.03	$0	$15.88	$0	$16.21
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Assets:
Investments at market value	$11,627	$29,639	$18,969	$28,159	$174,353	$665,590	$1,234,835
Receivable from FILI	11	19	6	2	0	12	66
Total assets	11,638	29,658	18,975	28,161	174,353	665,602	1,234,901
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$11,638	$29,658	$18,975	$28,161	$174,353	$665,602	$1,234,901
Net Assets:
Fidelity Retirement Reserves	$0	$0	$0	$24,872	$0	$51,906	$83,902
Fidelity Income Advantage	0	0	0	3,289	0	13,567	51,112
Fidelity Personal Retirement	0	0	0	0	174,353	589,959	1,006,655
Fidelity Freedom Lifetime Income	11,638	29,658	18,975	0	0	10,170	93,232
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$11,638	$29,658	$18,975	$28,161	$174,353	$665,602	$1,234,901
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,590	0	3,911	5,845
Unit Value	$0	$0	$0	$15.65	$0	$13.27	$14.36
Fidelity Income Advantage:
Units Outstanding	0	0	0	214	0	1,040	3,622
Unit Value	$0	$0	$0	$15.34	$0	$13.01	$14.08
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	9,410	43,495	65,477
Highest Value	$0	$0	$0	$0	$30.38	$14.51	$18.93
Lowest Value	$0	$0	$0	$0	$16.38	$12.26	$14.38
Fidelity Freedom Lifetime Income:
Units Outstanding	755	1,845	1,111	0	0	825	6,971
Unit Value	$15.39	$16.06	$17.08	$0	$0	$12.35	$13.37
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$1,687,112	$1,010,624	$364,722	$25,613	$194,325	$10,643	$34,904
Receivable from FILI	73	5	11	10	0	4	0
Total assets	1,687,185	1,010,629	364,733	25,623	194,325	10,647	34,904
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$1,687,185	$1,010,629	$364,733	$25,623	$194,325	$10,647	$34,904
Net Assets:
Fidelity Retirement Reserves	$38,497	$49,292	$29,592	$22,324	$0	$9,788	$0
Fidelity Income Advantage	19,885	29,223	12,008	3,299	0	859	0
Fidelity Personal Retirement	707,222	910,264	312,290	0	194,325	0	34,904
Fidelity Freedom Lifetime Income	99,650	21,850	10,843	0	0	0	0
Fidelity Growth and Guaranteed Income	821,931	0	0	0	0	0	0
Total net assets	$1,687,185	$1,010,629	$364,733	$25,623	$194,325	$10,647	$34,904
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,845	3,378	2,039	1,019	0	614	0
Unit Value	$13.53	$14.59	$14.51	$21.90	$0	$15.94	$0
Fidelity Income Advantage:
Units Outstanding	1,489	2,042	844	153	0	55	0
Unit Value	$13.32	$14.31	$14.23	$21.52	$0	$15.67	$0
Fidelity Personal Retirement:
Units Outstanding	47,530	56,824	19,267	0	8,602	0	2,038
Highest Value	$20.76	$22.07	$24.42	$0	$28.55	$0	$33.67
Lowest Value	$14.12	$15.39	$15.31	$0	$21.37	$0	$15.43
Fidelity Freedom Lifetime Income:
Units Outstanding	7,251	1,605	798	0	0	0	0
Unit Value	$13.74	$13.62	$13.58	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	33,474	0	0	0	0	0	0
Highest Value	$19.36	$0	$0	$0	$0	$0	$0
Lowest Value	$13.00	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	22,934	0	0	0	0	0	0
Highest Value	$19.15	$0	$0	$0	$0	$0	$0
Lowest Value	$12.84	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets (a)	VIP – Emerging Markets Investor Class (b)	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	UIF – Emerging Markets Equity
Assets:
Investments at market value	$4,143	$20,431	$5,129	$25,612	$3,555	$93,481	$58,154
Receivable from FILI	1	0	1	0	1	0	15
Total assets	4,144	20,431	5,130	25,612	3,556	93,481	58,169
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$4,144	$20,431	$5,130	$25,612	$3,556	$93,481	$58,169
Net Assets:
Fidelity Retirement Reserves	$3,767	$0	$4,868	$0	$3,202	$0	$27,620
Fidelity Income Advantage	377	0	262	0	354	0	3,454
Fidelity Personal Retirement	0	20,431	0	25,612	0	93,481	27,095
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$4,144	$20,431	$5,130	$25,612	$3,556	$93,481	$58,169
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	293	0	655	0	326	0	1,198
Unit Value	$12.85	$0	$7.43	$0	$9.81	$0	$23.06
Fidelity Income Advantage:
Units Outstanding	30	0	36	0	36	0	154
Unit Value	$12.63	$0	$7.32	$0	$9.78	$0	$22.30
Fidelity Personal Retirement:
Units Outstanding	0	1,327	2,809	0	0	9,434	2,536
Highest Value	$0	$32.49	$20.56	$0	$0	$9.92	$19.32
Lowest Value	$0	$13.39	$7.71	$0	$0	$9.90	$9.41
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$130,851	$33,141	$22,048	$26,161	$18,596	$90,079	$11,583
Receivable from FILI	6	5	4	2	7	1	0
Total assets	130,857	33,146	22,052	26,163	18,603	90,080	11,583
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$130,857	$33,146	$22,052	$26,163	$18,603	$90,080	$11,583
Net Assets:
Fidelity Retirement Reserves	$15,519	$8,249	$8,106	$22,538	$16,218	$12,196	$103
Fidelity Income Advantage	2,131	2,861	1,815	3,625	2,385	691	15
Fidelity Personal Retirement	113,207	22,036	12,131	0	0	77,193	11,465
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$130,857	$33,146	$22,052	$26,163	$18,603	$90,080	$11,583
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	519	537	472	646	459	1,086	20
Unit Value	$29.89	$15.36	$17.16	$34.90	$35.31	$11.23	$5.13
Fidelity Income Advantage:
Units Outstanding	74	192	109	107	70	63	3
Unit Value	$28.91	$14.85	$16.60	$33.74	$34.15	$11.01	$5.09
Fidelity Personal Retirement:
Units Outstanding	8,172	1,717	1,002	0	0	7,256	2,183
Highest Value	$18.27	$19.72	$17.65	$0	$0	$18.68	$5.27
Lowest Value	$11.54	$11.58	$11.00	$0	$0	$8.68	$5.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$460,085	$198,550	$540,415	$194,054	$129,379	$54,663
Receivable from FILI	0	0	10	2	1	0
Total assets	460,085	198,550	540,425	194,056	129,380	54,663
Liabilities:
Payable to FILI	8	1	0	0	0	0
Total net assets	$460,077	$198,549	$540,425	$194,056	$129,380	$54,663
Net Assets:
Fidelity Retirement Reserves	$36,654	$13,487	$31,323	$7,233	$6,972	$3,002
Fidelity Income Advantage	994	1,932	1,682	836	644	182
Fidelity Personal Retirement	422,429	183,130	507,420	185,987	121,764	51,479
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$460,077	$198,549	$540,425	$194,056	$129,380	$54,663
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,332	1,152	2,577	632	672	300
Unit Value	$11.00	$11.71	$12.15	$11.45	$10.38	$10.02
Fidelity Income Advantage:
Units Outstanding	91	167	140	73	62	18
Unit Value	$10.86	$11.56	$12.00	$11.36	$10.30	$9.94
Fidelity Personal Retirement:
Units Outstanding	37,880	15,730	41,473	15,880	11,459	5,024
Highest Value	$11.39	$12.13	$12.58	$11.76	$10.66	$10.28
Lowest Value	$10.85	$11.01	$11.59	$11.69	$10.60	$10.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – Government Money Market Investor Class (b)	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$71	$95	$6,532	$24,013	$12,983	$8,443
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,798	0	610	0	2,742	0
Administrative and other charges	120	0	41	0	183	0
Total expenses	1,918	0	651	0	2,925	0
Fidelity Income Advantage:
Mortality and expense risk charges	157	0	176	0	435	0
Administrative and other charges	52	0	59	0	145	0
Total expenses	209	0	235	0	580	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,244	0	531	0	404
Administrative and other charges	0	418	0	192	0	137
Total expenses	0	1,662	0	723	0	541
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	22	0	0	0	0
Administrative and other charges	0	4	0	0	0	0
Total expenses	0	26	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	25	0	0	0	0
Administrative and other charges	0	7	0	0	0	0
Total expenses	0	32	0	0	0	0
Total expenses	2,127	1,720	886	723	3,505	541
Net investment income (loss)	(2,056)	(1,625)	5,646	23,290	9,478	7,902
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(7,471)	326	(423)	2,750
Realized gain distributions	0	0	0	0	40,337	26,028
Net realized gain (loss) on investments	0	0	(7,471)	326	39,914	28,778
Unrealized appreciation (depreciation)	0	0	(2,257)	(36,724)	(68,902)	(48,099)
Net increase (decrease) in net assets from operations	$(2,056)	$(1,625)	$(4,082)	$(13,108)	$(19,510)	$(11,419)

(b)  Fund Name Change. See Note 1.
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Class R (c)	VIP – Overseas, Investor Class (b)	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$1,081	$426	$1,338	$0	$2,606	$5,589	$13,994
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,917	0	611	80	0	1,292	0
Administrative and other charges	194	0	41	5	0	86	0
Total expenses	3,111	0	652	85	0	1,378	0
Fidelity Income Advantage:
Mortality and expense risk charges	303	0	65	12	0	397	0
Administrative and other charges	102	0	21	4	0	132	0
Total expenses	405	0	86	16	0	529	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	300	0	0	269	0	779
Administrative and other charges	0	103	0	0	95	0	267
Total expenses	0	403	0	0	364	0	1,046
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,516	403	738	101	364	1,907	1,046
Net investment income (loss)	(2,435)	23	600	(101)	2,242	3,682	12,948
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11,348	8,851	(847)	(7,045)	1,957	(538)	130
Realized gain distributions	13,407	5,938	99	0	204	182	410
Net realized gain (loss) on investments	24,755	14,789	(748)	(7,045)	2,161	(356)	540
Unrealized appreciation (depreciation)	4,114	(1,697)	(334)	10,405	(1,674)	(6,358)	(18,780)
Net increase (decrease) in net assets from operations	$26,434	$13,115	$(482)	$3,259	$2,729	$(3,032)	$(5,292)

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$3,770	$2,639	$33,831	$925	$1,189	$9,607	$10,906
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,547	0	3,129	490	0	6,390	0
Administrative and other charges	103	0	209	33	0	426	0
Total expenses	1,650	0	3,338	523	0	6,816	0
Fidelity Income Advantage:
Mortality and expense risk charges	305	0	439	119	0	756	0
Administrative and other charges	102	0	146	40	0	252	0
Total expenses	407	0	585	159	0	1,008	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	269	1,618	0	152	0	1,656
Administrative and other charges	0	84	577	0	48	0	541
Total expenses	0	353	2,195	0	200	0	2,197
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,057	353	6,118	682	200	7,824	2,197
Net investment income (loss)	1,713	2,286	27,713	243	989	1,783	8,709
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	183	1,695	48,157	2,235	2,232	24,744	18,421
Realized gain distributions	17,157	11,023	1,002	46	63	85,856	93,508
Net realized gain (loss) on investments	17,340	12,718	49,159	2,281	2,295	110,600	111,929
Unrealized appreciation (depreciation)	(20,199)	(15,687)	(62,324)	(2,826)	(4,311)	(112,385)	(116,617)
Net increase (decrease) in net assets from operations	$(1,146)	$(683)	$14,548	$(302)	$(1,027)	$(2)	$4,021

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$2,433	$30,890	$293	$1,226	$2,580	$3,182
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	906	0	221	0	775	0
Administrative and other charges	60	0	15	0	52	0
Total expenses	966	0	236	0	827	0
Fidelity Income Advantage:
Mortality and expense risk charges	312	0	44	0	188	0
Administrative and other charges	104	0	15	0	63	0
Total expenses	416	0	59	0	251	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,588	0	219	0	254
Administrative and other charges	0	481	0	74	0	84
Total expenses	0	2,069	0	293	0	338
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9,943	0	0	0	0
Administrative and other charges	0	2,682	0	0	0	0
Total expenses	0	12,625	0	0	0	0
Total expenses	1,382	14,694	295	293	1,078	338
Net investment income (loss)	1,051	16,196	(2)	933	1,502	2,844
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,398	21,941	2,063	4,220	3,462	7,245
Realized gain distributions	4,824	58,536	2,012	7,354	6,532	8,208
Net realized gain (loss) on investments	6,222	80,477	4,075	11,574	9,994	15,453
Unrealized appreciation (depreciation)	(7,641)	(104,005)	(3,913)	(12,415)	(15,453)	(23,738)
Net increase (decrease) in net assets from operations	$(368)	$(7,332)	$160	$92	$(3,957)	$(5,441)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$168	$320	$1,728	$2,076	$547	$1,115
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	557	0	2,241	0	287	0
Administrative and other charges	37	0	149	0	19	0
Total expenses	594	0	2,390	0	306	0
Fidelity Income Advantage:
Mortality and expense risk charges	112	0	449	0	72	0
Administrative and other charges	38	0	149	0	24	0
Total expenses	150	0	598	0	96	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	293	0	700	0	117
Administrative and other charges	0	103	0	239	0	43
Total expenses	0	396	0	939	0	160
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	744	396	2,988	939	402	160
Net investment income (loss)	(576)	(76)	(1,260)	1,137	145	955
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,028	12,677	3,783	3,310	1,008	3,513
Realized gain distributions	9,078	23,921	42,431	52,079	38	66
Net realized gain (loss) on investments	15,106	36,598	46,214	55,389	1,046	3,579
Unrealized appreciation (depreciation)	(11,437)	(31,802)	(51,842)	(67,082)	(2,883)	(8,206)
Net increase (decrease) in net assets from operations	$3,093	$4,720	$(6,888)	$(10,556)	$(1,692)	$(3,672)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$560	$1,397	$88	$181	$615	$1,220
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	171	0	407	0	372	0
Administrative and other charges	11	0	27	0	25	0
Total expenses	182	0	434	0	397	0
Fidelity Income Advantage:
Mortality and expense risk charges	22	0	56	0	51	0
Administrative and other charges	8	0	19	0	16	0
Total expenses	30	0	75	0	67	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	102	0	263	0	151
Administrative and other charges	0	33	0	95	0	52
Total expenses	0	135	0	358	0	203
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	212	135	509	358	464	203
Net investment income (loss)	348	1,262	(421)	(177)	151	1,017
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	987	2,352	361	992	(2,681)	(279)
Realized gain distributions	916	2,438	3,224	9,432	1,839	3,015
Net realized gain (loss) on investments	1,903	4,790	3,585	10,424	(842)	2,736
Unrealized appreciation (depreciation)	(5,497)	(14,143)	(166)	(1,070)	(11,527)	(27,772)
Net increase (decrease) in net assets from operations	$(3,246)	$(8,091)	$2,998	$9,177	$(12,218)	$(24,019)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$0	$0	$221	$838	$290	$785
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,534	0	135	0	229	0
Administrative and other charges	102	0	9	0	15	0
Total expenses	1,636	0	144	0	244	0
Fidelity Income Advantage:
Mortality and expense risk charges	203	0	16	0	40	0
Administrative and other charges	68	0	6	0	14	0
Total expenses	271	0	22	0	54	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,103	0	97	0	143
Administrative and other charges	0	382	0	37	0	50
Total expenses	0	1,485	0	134	0	193
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,907	1,485	166	134	298	193
Net investment income (loss)	(1,907)	(1,485)	55	704	(8)	592
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	24,359	47,139	48	3,824	1,946	3,797
Realized gain distributions	27,032	84,875	0	0	3,690	9,809
Net realized gain (loss) on investments	51,391	132,014	48	3,824	5,636	13,606
Unrealized appreciation (depreciation)	(39,584)	(103,181)	(1,087)	(7,776)	(6,560)	(16,418)
Net increase (decrease) in net assets from operations	$9,900	$27,348	$(984)	$(3,248)	$(932)	$(2,220)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$178	$622	$978	$3,683	$2,169	$24,347
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	152	0	352	0	538	0
Administrative and other charges	10	0	24	0	36	0
Total expenses	162	0	376	0	574	0
Fidelity Income Advantage:
Mortality and expense risk charges	29	0	52	0	93	0
Administrative and other charges	10	0	17	0	31	0
Total expenses	39	0	69	0	124	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	150	0	286	0	1,332
Administrative and other charges	0	54	0	103	0	454
Total expenses	0	204	0	389	0	1,786
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	201	204	445	389	698	1,786
Net investment income (loss)	(23)	418	533	3,294	1,471	22,561
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	459	1,280	(344)	6,310	2	537
Realized gain distributions	2,020	8,943	1,154	4,473	172	1,951
Net realized gain (loss) on investments	2,479	10,223	810	10,783	174	2,488
Unrealized appreciation (depreciation)	(2,216)	(7,794)	(261)	(9,138)	(3,474)	(41,004)
Net increase (decrease) in net assets from operations	$240	$2,847	$1,082	$4,939	$(1,829)	$(15,955)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (c)	VIP – Growth Strategies Investor Class (c)	VIP – Capital Appreciation (a)	VIP – Capital Appreciation, Class R (c)	VIP – Capital Appreciation, Investor Class (b)	VIP – Value Leaders (c)	VIP – Value Leaders Investor Class (c)
Income:
Dividends	$1	$0	$9	$27	$1,024	$134	$345
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	0	36	0	16	0
Administrative and other charges	1	0	0	2	0	1	0
Total expenses	19	0	0	38	0	17	0
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	0	6	0	3	0
Administrative and other charges	1	0	0	2	0	1	0
Total expenses	6	0	0	8	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	0	186	0	11
Administrative and other charges	0	5	0	0	68	0	3
Total expenses	0	19	0	0	254	0	14
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	25	19	0	46	254	21	14
Net investment income (loss)	(24)	(19)	9	(19)	770	113	331
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	731	1,538	(28)	142	2,570	233	1,291
Realized gain distributions	959	3,596	0	0	0	0	0
Net realized gain (loss) on investments	1,690	5,134	(28)	142	2,570	233	1,291
Unrealized appreciation (depreciation)	(1,089)	(2,868)	(544)	782	(1,468)	(22)	(731)
Net increase (decrease) in net assets from operations	$577	$2,247	$(563)	$905	$1,872	$324	$891

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Growth Stock (c)	VIP – Growth Stock Investor Class (c)	VIP – Freedom Income	VIP – Freedom Income Investor Class
Income:
Dividends	$321	$1,484	$52	$257	$199	$1,066
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	161	0	40	0	92	0
Administrative and other charges	11	0	3	0	6	0
Total expenses	172	0	43	0	98	0
Fidelity Income Advantage:
Mortality and expense risk charges	31	0	8	0	0	0
Administrative and other charges	10	0	2	0	0	0
Total expenses	41	0	10	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	179	0	52	0	104
Administrative and other charges	0	60	0	17	0	32
Total expenses	0	239	0	69	0	136
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	213	239	53	69	98	136
Net investment income (loss)	108	1,245	(1)	188	101	930
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	521	2,022	720	2,319	72	653
Realized gain distributions	3,399	16,429	2,134	11,706	15	82
Net realized gain (loss) on investments	3,920	18,451	2,854	14,025	87	735
Unrealized appreciation (depreciation)	(4,666)	(21,665)	(1,563)	(7,103)	(311)	(2,073)
Net increase (decrease) in net assets from operations	$(638)	$(1,969)	$1,290	$7,110	$(123)	$(408)

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Income:
Dividends	$117	$323	$215	$978	$497	$1,647
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	54	0	99	0	215	0
Administrative and other charges	4	0	7	0	14	0
Total expenses	58	0	106	0	229	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	32	0	105	0	172
Administrative and other charges	0	10	0	28	0	46
Total expenses	0	42	0	133	0	218
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	58	42	106	133	229	218
Net investment income (loss)	59	281	109	845	268	1,429
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	36	122	273	649	493	1,618
Realized gain distributions	14	40	34	129	143	283
Net realized gain (loss) on investments	50	162	307	778	636	1,901
Unrealized appreciation (depreciation)	(187)	(535)	(490)	(1,944)	(1,180)	(3,855)
Net increase (decrease) in net assets from operations	$(78)	$(92)	$(74)	$(321)	$(276)	$(525)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Income:
Dividends	$489	$3,099	$260	$2,711	$312	$2,277
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	207	0	114	0	130	0
Administrative and other charges	14	0	8	0	9	0
Total expenses	221	0	122	0	139	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	313	0	249	0	241
Administrative and other charges	0	87	0	72	0	66
Total expenses	0	400	0	321	0	307
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	221	400	122	321	139	307
Net investment income (loss)	268	2,699	138	2,390	173	1,970
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	510	2,767	439	2,506	242	2,303
Realized gain distributions	115	535	79	516	94	591
Net realized gain (loss) on investments	625	3,302	518	3,022	336	2,894
Unrealized appreciation (depreciation)	(1,186)	(7,150)	(758)	(6,854)	(629)	(5,910)
Net increase (decrease) in net assets from operations	$(293)	$(1,149)	$(102)	$(1,442)	$(120)	$(1,046)
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Income:
Dividends	$251	$602	$388	$175	$954	$7,976	$14,159
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	203	0	409	682
Administrative and other charges	0	0	0	13	0	27	45
Total expenses	0	0	0	216	0	436	727
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	26	0	104	412
Administrative and other charges	0	0	0	9	0	35	137
Total expenses	0	0	0	35	0	139	549
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	246	978	1,719
Administrative and other charges	0	0	0	0	89	304	506
Total expenses	0	0	0	0	335	1,282	2,225
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	62	148	88	0	0	48	422
Administrative and other charges	12	29	17	0	0	10	84
Total expenses	74	177	105	0	0	58	506
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	74	177	105	251	335	1,915	4,007
Net investment income (loss)	177	425	283	(76)	619	6,061	10,152
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	75	283	152	1,364	3,874	4,764	19,998
Realized gain distributions	96	66	72	65	350	21,382	41,212
Net realized gain (loss) on investments	171	349	224	1,429	4,224	26,146	61,210
Unrealized appreciation (depreciation)	(458)	(1,029)	(655)	(2,155)	(10,185)	(34,232)	(73,840)
Net increase (decrease) in net assets from operations	$(110)	$(255)	$(148)	$(802)	$(5,342)	$(2,025)	$(2,478)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Income:
Dividends	$18,778	$9,587	$5,325	$365	$2,653	$162	$504
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	309	384	244	147	0	91	0
Administrative and other charges	21	26	16	10	0	6	0
Total expenses	330	410	260	157	0	97	0
Fidelity Income Advantage:
Mortality and expense risk charges	160	238	97	21	0	9	0
Administrative and other charges	53	79	32	7	0	3	0
Total expenses	213	317	129	28	0	12	0
Fidelity Personal Retirement:
Mortality and expense risk charges	1,126	1,493	490	0	243	0	61
Administrative and other charges	344	448	153	0	82	0	21
Total expenses	1,470	1,941	643	0	325	0	82
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	438	87	54	0	0	0	0
Administrative and other charges	88	17	11	0	0	0	0
Total expenses	526	104	65	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	8,507	0	0	0	0	0	0
Administrative and other charges	2,210	0	0	0	0	0	0
Total expenses	10,717	0	0	0	0	0	0
Total expenses	13,256	2,772	1,097	185	325	109	82
Net investment income (loss)	5,522	6,815	4,228	180	2,328	53	422
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	35,108	14,945	9,357	940	4,462	211	517
Realized gain distributions	117,988	22,475	13,186	1,476	10,224	1,345	4,146
Net realized gain (loss) on investments	153,096	37,420	22,543	2,416	14,686	1,556	4,663
Unrealized appreciation (depreciation)	(165,578)	(44,582)	(27,077)	(683)	(1,996)	(2,840)	(8,650)
Net increase (decrease) in net assets from operations	$(6,960)	$(347)	$(306)	$1,913	$15,018	$(1,231)	$(3,565)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets (a)	VIP – Emerging Markets, Class R (c)	VIP – Emerging Markets Investor Class (b)	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Income:
Dividends	$49	$242	$0	$6	$140	$162	$3,758
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	21	0	0	20	0	15	0
Administrative and other charges	2	0	0	1	0	1	0
Total expenses	23	0	0	21	0	16	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	0	1	0	2	0
Administrative and other charges	1	0	0	0	0	1	0
Total expenses	4	0	0	1	0	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	26	0	0	39	0	106
Administrative and other charges	0	9	0	0	14	0	43
Total expenses	0	35	0	0	53	0	149
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	27	35	0	22	53	19	149
Net investment income (loss)	22	207	0	(16)	87	143	3,609
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	30	232	(248)	(853)	(77)	(38)	(37)
Realized gain distributions	0	0	0	0	0	0	0
Net realized gain (loss) on investments	30	232	(248)	(853)	(77)	(38)	(37)
Unrealized appreciation (depreciation)	(29)	(342)	(870)	1,203	(3,163)	(195)	(4,575)
Net increase (decrease) in net assets from operations	$23	$97	$(1,118)	$334	$(3,153)	$(90)	$(1,003)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	UIF – Emerging Markets Equity	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity
Income:
Dividends	$573	$7,853	$653	$316	$0	$27
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	251	130	70	67	190	132
Administrative and other charges	17	9	5	5	13	9
Total expenses	268	139	75	72	203	141
Fidelity Income Advantage:
Mortality and expense risk charges	31	19	24	15	31	21
Administrative and other charges	10	6	8	5	10	7
Total expenses	41	25	32	20	41	28
Fidelity Personal Retirement:
Mortality and expense risk charges	50	172	40	19	0	0
Administrative and other charges	16	64	13	6	0	0
Total expenses	66	236	53	25	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	375	400	160	117	244	169
Net investment income (loss)	198	7,453	493	199	(244)	(142)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,604)	(1,966)	(889)	1,034	93	80
Realized gain distributions	0	0	307	818	4,297	2,061
Net realized gain (loss) on investments	(5,604)	(1,966)	(582)	1,852	4,390	2,141
Unrealized appreciation (depreciation)	(2,167)	(7,165)	(2,526)	(2,496)	(4,629)	(2,731)
Net increase (decrease) in net assets from operations	$(7,573)	$(1,678)	$(2,615)	$(445)	$(483)	$(732)

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$1,457	$576	$16,287	$8,608	$27,549	$1,984	$11,549	$1,075
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	120	2	293	113	245	59	57	18
Administrative and other charges	8	0	20	8	16	4	4	1
Total expenses	128	2	313	121	261	63	61	19
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	8	15	13	7	5	2
Administrative and other charges	2	0	3	5	4	2	2	1
Total expenses	9	0	11	20	17	9	7	3
Fidelity Personal Retirement:
Mortality and expense risk charges	139	17	605	287	786	287	182	62
Administrative and other charges	48	7	220	103	260	96	68	21
Total expenses	187	24	825	390	1,046	383	250	83
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	324	26	1,149	531	1,324	455	318	105
Net investment income (loss)	1,133	550	15,138	8,077	26,225	1,529	11,231	970
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,145)	(529)	333	(3,565)	4	360	(964)	74
Realized gain distributions	301	0	0	0	5,801	10,465	750	0
Net realized gain (loss) on investments	(3,844)	(529)	333	(3,565)	5,805	10,825	(214)	74
Unrealized appreciation (depreciation)	(20,761)	(3,949)	(14,983)	(10,648)	(30,857)	(14,883)	(17,678)	(991)
Net increase (decrease) in net assets from operations	$(23,472)	$(3,928)	$488	$(6,136)	$1,173	$(2,529)	$(6,661)	$53

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market (b)		VIP – Government Money Market Investor Class (b)		VIP – High Income		VIP – High Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(2,056)	$(2,404)	$(1,625)	$(1,673)	$5,646	$5,475	$23,290	$21,561
Net realized gain (loss) on investments	0	0	0	0	(7,471)	(8,823)	326	3,695
Unrealized appreciation (depreciation)	0	0	0	0	(2,257)	4,140	(36,724)	(20,654)
Net increase (decrease) in net assets from operations	(2,056)	(2,404)	(1,625)	(1,673)	(4,082)	792	(13,108)	4,602
Contract Transactions:
Payments received from contract owners	3,226	4,440	1,222,990	1,240,865	495	983	12,000	18,425
Transfers between sub-accounts and the fixed account, net	41,798	8,982	(816,042)	(1,010,828)	(7,198)	(11,722)	(31,807)	(40,435)
Contract benefits	(5,646)	(6,564)	(47,732)	(62,192)	(3,463)	(3,626)	(202)	(156)
Contract terminations	(57,614)	(55,197)	(270,317)	(231,620)	(4,115)	(3,608)	(13,705)	(14,360)
Contract maintenance charges	(69)	(82)	0	0	(16)	(19)	0	0
Other transfers (to) from FILI, net	(919)	(357)	(15)	1	(191)	(224)	(2)	0
Net increase (decrease) in net assets from contract transactions	(19,224)	(48,778)	88,884	(63,774)	(14,488)	(18,216)	(33,716)	(36,526)
Total increase (decrease) in net assets	(21,280)	(51,182)	87,259	(65,447)	(18,570)	(17,424)	(46,824)	(31,924)
Net Assets:
Beginning of period	275,096	326,278	847,543	912,990	109,907	127,331	378,042	409,966
End of period	$253,816	$275,096	$934,802	$847,543	$91,337	$109,907	$331,218	$378,042
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$9,478	$8,930	$7,902	$7,528	$(2,435)	$(2,790)	$23	$(119)
Net realized gain (loss) on investments	39,914	8,603	28,778	10,704	24,755	7,738	14,789	11,724
Unrealized appreciation (depreciation)	(68,902)	17,093	(48,099)	4,157	4,114	37,889	(1,697)	5,166
Net increase (decrease) in net assets from operations	(19,510)	34,626	(11,419)	22,389	26,434	42,837	13,115	16,771
Contract Transactions:
Payments received from contract owners	895	1,066	3,541	7,192	1,144	1,939	5,283	4,108
Transfers between sub-accounts and the fixed account, net	(19,760)	(22,655)	(22,124)	1,681	(18,563)	(13,357)	20,804	27,091
Contract benefits	(11,459)	(11,270)	(290)	(42)	(7,795)	(7,246)	(2)	(3)
Contract terminations	(17,422)	(18,554)	(7,221)	(7,617)	(19,415)	(17,391)	(3,965)	(4,571)
Contract maintenance charges	(69)	(77)	0	0	(85)	(89)	0	0
Other transfers (to) from FILI, net	(680)	(147)	2	22	(410)	(266)	2	28
Net increase (decrease) in net assets from contract transactions	(48,495)	(51,637)	(26,092)	1,236	(45,124)	(36,410)	22,122	26,653
Total increase (decrease) in net assets	(68,005)	(17,011)	(37,511)	23,625	(18,690)	6,427	35,237	43,424
Net Assets:
Beginning of period	453,370	470,381	293,306	269,681	434,211	427,784	190,305	146,881
End of period	$385,365	$453,370	$255,795	$293,306	$415,521	$434,211	$225,542	$190,305

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Class R (c)		VIP – Overseas, Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$600	$339	$(101)	$180	$2,242	$1,843
Net realized gain (loss) on investments	(748)	(1,723)	(7,045)	(397)	2,161	2,839
Unrealized appreciation (depreciation)	(334)	(5,251)	10,405	(3,514)	(1,674)	(19,851)
Net increase (decrease) in net assets from operations	(482)	(6,635)	3,259	(3,731)	2,729	(15,169)
Contract Transactions:
Payments received from contract owners	180	0	138	623	9,210	4,596
Transfers between sub-accounts and the fixed account, net	35,154	(4,300)	(38,739)	(4,234)	30,091	(3,849)
Contract benefits	(1,449)	(888)	(244)	(715)	(219)	(39)
Contract terminations	(3,232)	(2,512)	(356)	(1,204)	(4,485)	(4,254)
Contract maintenance charges	(18)	(15)	(2)	(11)	(1)	(3)
Other transfers (to) from FILI, net	(14)	(40)	(10)	27	4	0
Net increase (decrease) in net assets from contract transactions	30,621	(7,755)	(39,213)	(5,514)	34,600	(3,549)
Total increase (decrease) in net assets	30,139	(14,390)	(35,954)	(9,245)	37,329	(18,718)
Net Assets:
Beginning of period	64,776	79,166	35,954	45,199	159,847	178,565
End of period	$94,915	$64,776	$0	$35,954	$197,176	$159,847

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$3,682	$3,079	$12,948	$10,006	$1,713	$1,652	$2,286	$2,010
Net realized gain (loss) on investments	(356)	(425)	540	608	17,340	14,021	12,718	8,684
Unrealized appreciation (depreciation)	(6,358)	8,963	(18,780)	11,931	(20,199)	(2,693)	(15,687)	(3,544)
Net increase (decrease) in net assets from operations	(3,032)	11,617	(5,292)	22,545	(1,146)	12,980	(683)	7,150
Contract Transactions:
Payments received from contract owners	686	694	16,871	16,334	800	950	5,497	8,292
Transfers between sub-accounts and the fixed account, net	(3,060)	(4,978)	46,366	101,447	(6,936)	(7,927)	10,932	28,459
Contract benefits	(7,278)	(7,619)	(358)	(111)	(8,289)	(8,393)	0	(8)
Contract terminations	(12,003)	(9,759)	(27,256)	(22,258)	(10,176)	(10,786)	(6,024)	(6,056)
Contract maintenance charges	(32)	(36)	0	0	(43)	(46)	0	0
Other transfers (to) from FILI, net	(200)	(617)	2	2	(373)	(401)	0	0
Net increase (decrease) in net assets from contract transactions	(21,887)	(22,315)	35,625	95,414	(25,017)	(26,603)	10,405	30,687
Total increase (decrease) in net assets	(24,919)	(10,698)	30,333	117,959	(26,163)	(13,623)	9,722	37,837
Net Assets:
Beginning of period	235,750	246,448	504,641	386,682	254,609	268,232	158,725	120,888
End of period	$210,831	$235,750	$534,974	$504,641	$228,446	$254,609	$168,447	$158,725

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$27,713	$18,404	$243	$190	$989	$706
Net realized gain (loss) on investments	49,159	36,657	2,281	1,597	2,295	2,395
Unrealized appreciation (depreciation)	(62,324)	109,423	(2,826)	2,463	(4,311)	66
Net increase (decrease) in net assets from operations	14,548	164,484	(302)	4,250	(1,027)	3,167
Contract Transactions:
Payments received from contract owners	46,560	42,224	133	480	3,909	4,297
Transfers between sub-accounts and the fixed account, net	152,264	183,854	(3,406)	(2,479)	17,213	21,385
Contract benefits	(10,313)	(9,361)	(2,777)	(2,188)	(14)	0
Contract terminations	(39,906)	(34,203)	(4,518)	(2,451)	(1,479)	(1,561)
Contract maintenance charges	(81)	(82)	(16)	(17)	0	0
Other transfers (to) from FILI, net	(457)	240	(48)	(90)	0	(1)
Net increase (decrease) in net assets from contract transactions	148,067	182,672	(10,632)	(6,745)	19,629	24,120
Total increase (decrease) in net assets	162,615	347,156	(10,934)	(2,495)	18,602	27,287
Net Assets:
Beginning of period	1,529,550	1,182,394	84,329	86,824	81,069	53,782
End of period	$1,692,165	$1,529,550	$73,395	$84,329	$99,671	$81,069

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$1,783	$1,157	$8,709	$7,000	$1,051	$1,021	$16,196	$12,247
Net realized gain (loss) on investments	110,600	47,359	111,929	40,102	6,222	20,150	80,477	239,310
Unrealized appreciation (depreciation)	(112,385)	52,449	(116,617)	59,543	(7,641)	(7,424)	(104,005)	(93,404)
Net increase (decrease) in net assets from operations	(2)	100,965	4,021	106,645	(368)	13,747	(7,332)	158,153
Contract Transactions:
Payments received from contract owners	2,617	2,769	28,968	29,101	1,631	2,126	77,737	51,086
Transfers between sub-accounts and the fixed account, net	(37,173)	(42,230)	53,705	44,235	4,632	5,526	190,829	144,115
Contract benefits	(17,606)	(16,153)	(352)	(94)	(5,039)	(4,846)	(2,615)	(2,005)
Contract terminations	(33,717)	(33,215)	(25,562)	(25,949)	(6,540)	(5,737)	(103,587)	(106,620)
Contract maintenance charges	(182)	(191)	0	0	(22)	(21)	0	0
Other transfers (to) from FILI, net	(290)	287	3	16	(479)	(192)	18	(9)
Net increase (decrease) in net assets from contract transactions	(86,351)	(88,733)	56,762	47,309	(5,817)	(3,144)	162,382	86,567
Total increase (decrease) in net assets	(86,353)	12,232	60,783	153,954	(6,185)	10,603	155,050	244,720
Net Assets:
Beginning of period	982,780	970,548	1,042,796	888,842	161,491	150,888	1,907,723	1,663,003
End of period	$896,427	$982,780	$1,103,579	$1,042,796	$155,306	$161,491	$2,062,773	$1,907,723

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(2)	$(118)	$933	$254	$1,502	$1,204	$2,844	$2,518
Net realized gain (loss) on investments	4,075	3,288	11,574	10,767	9,994	3,375	15,453	5,449
Unrealized appreciation (depreciation)	(3,913)	(194)	(12,415)	38	(15,453)	7,786	(23,738)	5,922
Net increase (decrease) in net assets from operations	160	2,976	92	11,059	(3,957)	12,365	(5,441)	13,889
Contract Transactions:
Payments received from contract owners	306	320	6,285	7,060	327	467	4,448	5,245
Transfers between sub-accounts and the fixed account, net	(989)	2,034	18,113	16,355	(8,442)	(833)	(14,648)	35,137
Contract benefits	(803)	(859)	(32)	(4)	(3,798)	(4,273)	(12)	(8)
Contract terminations	(1,453)	(906)	(3,179)	(2,465)	(4,248)	(4,421)	(4,049)	(3,981)
Contract maintenance charges	(7)	(6)	0	0	(25)	(27)	0	0
Other transfers (to) from FILI, net	(16)	(18)	3	1	(11)	21	(3)	2
Net increase (decrease) in net assets from contract transactions	(2,962)	565	21,190	20,947	(16,197)	(9,066)	(14,264)	36,395
Total increase (decrease) in net assets	(2,802)	3,541	21,282	32,006	(20,154)	3,299	(19,705)	50,284
Net Assets:
Beginning of period	35,546	32,005	129,355	97,349	136,468	133,169	168,988	118,704
End of period	$32,744	$35,546	$150,637	$129,355	$116,314	$136,468	$149,283	$168,988
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(576)	$(502)	$(76)	$(57)	$(1,260)	$(2,197)	$1,137	$(72)
Net realized gain (loss) on investments	15,106	5,510	36,598	12,712	46,214	16,913	55,389	15,869
Unrealized appreciation (depreciation)	(11,437)	3,090	(31,802)	201	(51,842)	4,639	(67,082)	9,186
Net increase (decrease) in net assets from operations	3,093	8,098	4,720	12,856	(6,888)	19,355	(10,556)	24,983
Contract Transactions:
Payments received from contract owners	196	353	6,157	2,949	572	1,057	7,540	9,357
Transfers between sub-accounts and the fixed account, net	15,118	(9,431)	117,043	1,051	(12,082)	(24,076)	31,218	3,667
Contract benefits	(1,905)	(1,767)	(34)	(50)	(8,496)	(8,496)	(77)	(66)
Contract terminations	(2,613)	(2,564)	(5,780)	(3,231)	(12,037)	(11,369)	(9,873)	(9,223)
Contract maintenance charges	(16)	(17)	0	0	(63)	(66)	0	0
Other transfers (to) from FILI, net	(14)	41	(1)	0	77	124	(5)	0
Net increase (decrease) in net assets from contract transactions	10,766	(13,385)	117,385	719	(32,029)	(42,826)	28,803	3,735
Total increase (decrease) in net assets	13,859	(5,287)	122,105	13,575	(38,917)	(23,471)	18,247	28,718
Net Assets:
Beginning of period	78,483	83,770	127,583	114,008	365,029	388,500	442,609	413,891
End of period	$92,342	$78,483	$249,688	$127,583	$326,112	$365,029	$460,856	$442,609
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$145	$58	$955	$610	$348	$301	$1,262	$1,222
Net realized gain (loss) on investments	1,046	1,193	3,579	4,518	1,903	1,940	4,790	6,054
Unrealized appreciation (depreciation)	(2,883)	1,695	(8,206)	(433)	(5,497)	2,905	(14,143)	4,576
Net increase (decrease) in net assets from operations	(1,692)	2,946	(3,672)	4,695	(3,246)	5,146	(8,091)	11,852
Contract Transactions:
Payments received from contract owners	199	222	1,436	1,315	165	324	1,705	3,925
Transfers between sub-accounts and the fixed account, net	(812)	(10,944)	19,428	(9,753)	(8,450)	6,265	(26,268)	27,041
Contract benefits	(1,168)	(1,652)	(7)	(7)	(589)	(778)	(12)	(10)
Contract terminations	(1,533)	(2,078)	(2,033)	(3,155)	(935)	(1,018)	(2,598)	(1,890)
Contract maintenance charges	(7)	(8)	0	0	(10)	(14)	(24)	(17)
Other transfers (to) from FILI, net	(48)	(24)	0	(1)	(36)	(18)	(1)	2
Net increase (decrease) in net assets from contract transactions	(3,369)	(14,484)	18,824	(11,601)	(9,855)	4,761	(27,198)	29,051
Total increase (decrease) in net assets	(5,061)	(11,538)	15,152	(6,906)	(13,101)	9,907	(35,289)	40,903
Net Assets:
Beginning of period	49,610	61,148	79,927	86,833	33,446	23,539	87,778	46,875
End of period	$44,549	$49,610	$95,079	$79,927	$20,345	$33,446	$52,489	$87,778
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(421)	$(428)	$(177)	$(204)	$151	$0	$1,017	$664
Net realized gain (loss) on investments	3,585	9,695	10,424	22,597	(842)	1,659	2,736	3,032
Unrealized appreciation (depreciation)	(166)	(3,516)	(1,070)	(8,217)	(11,527)	(12,545)	(27,772)	(19,938)
Net increase (decrease) in net assets from operations	2,998	5,751	9,177	14,176	(12,218)	(10,886)	(24,019)	(16,242)
Contract Transactions:
Payments received from contract owners	84	167	7,663	6,847	200	309	7,687	4,511
Transfers between sub-accounts and the fixed account, net	1,573	3,338	43,391	35,474	(7,766)	(4,542)	15,642	11,189
Contract benefits	(1,139)	(989)	(11)	(65)	(1,479)	(2,635)	(46)	(55)
Contract terminations	(1,839)	(1,989)	(3,451)	(3,176)	(1,554)	(2,665)	(1,729)	(3,695)
Contract maintenance charges	(22)	(24)	(29)	(23)	(23)	(30)	(44)	(31)
Other transfers (to) from FILI, net	(25)	(16)	(4)	(3)	(21)	(96)	4	(4)
Net increase (decrease) in net assets from contract transactions	(1,368)	487	47,559	39,054	(10,643)	(9,659)	21,514	11,915
Total increase (decrease) in net assets	1,630	6,238	56,736	53,230	(22,861)	(20,545)	(2,505)	(4,327)
Net Assets:
Beginning of period	61,188	54,950	163,974	110,744	65,148	85,693	92,315	96,642
End of period	$62,818	$61,188	$220,710	$163,974	$42,287	$65,148	$89,810	$92,315

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(1,907)	$(1,472)	$(1,485)	$(926)	$55	$56	$704	$699
Net realized gain (loss) on investments	51,391	31,098	132,014	64,323	48	796	3,824	3,622
Unrealized appreciation (depreciation)	(39,584)	17,470	(103,181)	61,840	(1,087)	1,057	(7,776)	2,185
Net increase (decrease) in net assets from operations	9,900	47,096	27,348	125,237	(984)	1,909	(3,248)	6,506
Contract Transactions:
Payments received from contract owners	1,489	1,271	44,888	28,634	46	62	2,425	3,664
Transfers between sub-accounts and the fixed account, net	(5,882)	20,895	85,717	119,736	(958)	(4,648)	6,926	13,088
Contract benefits	(4,213)	(3,156)	(87)	(142)	(289)	(351)	(26)	0
Contract terminations	(8,348)	(4,174)	(15,947)	(11,165)	(471)	(482)	(1,314)	(1,400)
Contract maintenance charges	(115)	(92)	(114)	(130)	(15)	(9)	(10)	(10)
Other transfers (to) from FILI, net	(167)	69	27	3	(2)	24	0	(9)
Net increase (decrease) in net assets from contract transactions	(17,236)	14,813	114,484	136,936	(1,689)	(5,404)	8,001	15,333
Total increase (decrease) in net assets	(7,336)	61,909	141,832	262,173	(2,673)	(3,495)	4,753	21,839
Net Assets:
Beginning of period	211,292	149,383	610,573	348,400	21,441	24,936	75,988	54,149
End of period	$203,956	$211,292	$752,405	$610,573	$18,768	$21,441	$80,741	$75,988
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(8)	$(32)	$592	$636	$(23)	$(92)	$418	$166
Net realized gain (loss) on investments	5,636	5,004	13,606	11,176	2,479	4,116	10,223	13,229
Unrealized appreciation (depreciation)	(6,560)	(2,781)	(16,418)	(5,856)	(2,216)	(2,680)	(7,794)	(7,223)
Net increase (decrease) in net assets from operations	(932)	2,191	(2,220)	5,956	240	1,344	2,847	6,172
Contract Transactions:
Payments received from contract owners	54	267	2,837	3,668	53	81	5,069	1,904
Transfers between sub-accounts and the fixed account, net	(6,526)	(8,322)	(12,706)	(14,496)	18,784	(10,109)	65,655	(25,456)
Contract benefits	(972)	(847)	(2)	(99)	(686)	(486)	(29)	(57)
Contract terminations	(1,514)	(1,149)	(1,869)	(2,782)	(700)	(529)	(2,062)	(2,314)
Contract maintenance charges	(7)	(14)	(23)	(16)	(8)	(8)	(27)	(47)
Other transfers (to) from FILI, net	(1)	(71)	5	(10)	49	7	6	(15)
Net increase (decrease) in net assets from contract transactions	(8,966)	(10,136)	(11,758)	(13,735)	17,492	(11,044)	68,612	(25,985)
Total increase (decrease) in net assets	(9,898)	(7,945)	(13,978)	(7,779)	17,732	(9,700)	71,459	(19,813)
Net Assets:
Beginning of period	42,638	50,583	109,165	116,944	19,323	29,023	79,154	98,967
End of period	$32,740	$42,638	$95,187	$109,165	$37,055	$19,323	$150,613	$79,154

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$533	$518	$3,294	$2,873	$1,471	$1,924	$22,561	$25,579
Net realized gain (loss) on investments	810	3,529	10,783	13,256	174	1,663	2,488	13,476
Unrealized appreciation (depreciation)	(261)	8,257	(9,138)	24,176	(3,474)	(838)	(41,004)	(10,528)
Net increase (decrease) in net assets from operations	1,082	12,304	4,939	40,305	(1,829)	2,749	(15,955)	28,527
Contract Transactions:
Payments received from contract owners	472	370	6,965	6,012	596	893	27,304	37,253
Transfers between sub-accounts and the fixed account, net	(3,606)	4,358	(3,592)	30,552	(8,598)	(8,324)	(38,173)	11,219
Contract benefits	(973)	(849)	0	(29)	(2,026)	(1,915)	(356)	(420)
Contract terminations	(1,548)	(1,692)	(5,559)	(4,254)	(4,039)	(4,912)	(42,495)	(37,127)
Contract maintenance charges	(12)	(12)	0	0	(13)	(15)	0	0
Other transfers (to) from FILI, net	(17)	41	2	1	(62)	(47)	1	(5)
Net increase (decrease) in net assets from contract transactions	(5,684)	2,216	(2,184)	32,282	(14,142)	(14,320)	(53,719)	10,920
Total increase (decrease) in net assets	(4,602)	14,520	2,755	72,587	(15,971)	(11,571)	(69,674)	39,447
Net Assets:
Beginning of period	55,826	41,306	199,704	127,117	89,899	101,470	912,285	872,838
End of period	$51,224	$55,826	$202,459	$199,704	$73,928	$89,899	$842,611	$912,285

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (c)		VIP – Growth Strategies Investor Class (c)		VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Class R (c)		VIP – International Capital Appreciation, Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(24)	$(48)	$(19)	$(14)	$9	$(19)	$(69)	$770	$171
Net realized gain (loss) on investments	1,690	291	5,134	1,076	(28)	142	261	2,570	2,946
Unrealized appreciation (depreciation)	(1,089)	508	(2,868)	1,185	(544)	782	114	(1,468)	(878)
Net increase (decrease) in net assets from operations	577	751	2,247	2,247	(563)	905	306	1,872	2,239
Contract Transactions:
Payments received from contract owners	5	55	400	319	3	160	35	10,380	5,011
Transfers between sub- accounts and the fixed account, net	(8,061)	(4)	(28,657)	9,784	17,247	(16,696)	397	38,875	16,568
Contract benefits	(47)	(144)	0	(2)	(189)	(71)	(344)	(19)	(37)
Contract terminations	(36)	(126)	(301)	(1,331)	(407)	(494)	(405)	(2,479)	(2,314)
Contract maintenance charges	(1)	(1)	0	0	(2)	(3)	(3)	(5)	(16)
Other transfers (to) from FILI, net	1	6	3	1	(3)	0	0	5	(1)
Net increase (decrease) in net assets from contract transactions	(8,139)	(214)	(28,555)	8,771	16,649	(17,104)	(320)	46,757	19,211
Total increase (decrease) in net assets	(7,562)	537	(26,308)	11,018	16,086	(16,199)	(14)	48,629	21,450
Net Assets:
Beginning of period	7,562	7,025	26,308	15,290	0	16,199	16,213	102,163	80,713
End of period	$0	$7,562	$0	$26,308	$16,086	$0	$16,199	$150,792	$102,163

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Value Leaders (c)		VIP – Value Leaders Investor Class (c)		VIP – Value		VIP – Value Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$113	$26	$331	$175	$108	$120	$1,245	$1,070
Net realized gain (loss) on investments	233	164	1,291	808	3,920	1,412	18,451	6,016
Unrealized appreciation (depreciation)	(22)	632	(731)	1,179	(4,666)	519	(21,665)	1,699
Net increase (decrease) in net assets from operations	324	822	891	2,162	(638)	2,051	(1,969)	8,785
Contract Transactions:
Payments received from contract owners	4	11	26	370	75	216	5,404	3,319
Transfers between sub-accounts and the fixed account, net	(7,820)	(548)	(19,933)	(93)	2,486	2,142	14,191	23,214
Contract benefits	(46)	(210)	0	0	(633)	(452)	(1)	(21)
Contract terminations	(109)	(156)	(631)	(425)	(1,040)	(551)	(3,004)	(1,930)
Contract maintenance charges	0	(1)	0	0	(5)	(4)	0	0
Other transfers (to) from FILI, net	(1)	(35)	0	0	(33)	6	9	(1)
Net increase (decrease) in net assets from contract transactions	(7,972)	(939)	(20,538)	(148)	850	1,357	16,599	24,581
Total increase (decrease) in net assets	(7,648)	(117)	(19,647)	2,014	212	3,408	14,630	33,366
Net Assets:
Beginning of period	7,648	7,765	19,647	17,633	22,098	18,690	98,656	65,290
End of period	$0	$7,648	$0	$19,647	$22,310	$22,098	$113,286	$98,656
(In thousands)	Subaccounts Investing In:
	VIP – Growth Stock (c)		VIP – Growth Stock Investor Class (c)		VIP – Freedom Income		VIP – Freedom Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(1)	$5	$188	$535	$101	$92	$930	$807
Net realized gain (loss) on investments	2,854	2,661	14,025	13,221	87	205	735	1,141
Unrealized appreciation (depreciation)	(1,563)	(811)	(7,103)	(3,269)	(311)	60	(2,073)	102
Net increase (decrease) in net assets from operations	1,290	1,855	7,110	10,487	(123)	357	(408)	2,050
Contract Transactions:
Payments received from contract owners	17	59	1,497	3,957	98	125	2,575	1,627
Transfers between sub-accounts and the fixed account, net	(20,774)	2,538	(110,815)	15,191	(835)	1,388	1,007	4,735
Contract benefits	(113)	(231)	(40)	0	(92)	(428)	(607)	(55)
Contract terminations	(154)	(464)	(647)	(2,388)	(753)	(696)	(3,805)	(2,313)
Contract maintenance charges	(1)	(3)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	(1)	29	(8)	1	(5)	7	1	(1)
Net increase (decrease) in net assets from contract transactions	(21,026)	1,928	(110,013)	16,761	(1,589)	394	(829)	3,993
Total increase (decrease) in net assets	(19,736)	3,783	(102,903)	27,248	(1,712)	751	(1,237)	6,043
Net Assets:
Beginning of period	19,736	15,953	102,903	75,655	12,717	11,966	62,053	56,010
End of period	$0	$19,736	$0	$102,903	$11,005	$12,717	$60,816	$62,053

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Freedom 2010 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$59	$62	$281	$282	$109	$113	$845	$765
Net realized gain (loss) on investments	50	90	162	523	307	453	778	2,119
Unrealized appreciation (depreciation)	(187)	90	(535)	(88)	(490)	(30)	(1,944)	(697)
Net increase (decrease) in net assets from operations	(78)	242	(92)	717	(74)	536	(321)	2,187
Contract Transactions:
Payments received from contract owners	222	112	47	928	2	11	1,068	1,399
Transfers between sub-accounts and the fixed account, net	(287)	535	(593)	2,688	(1,622)	213	583	699
Contract benefits	(9)	(2)	(281)	(5)	(25)	(108)	(28)	(17)
Contract terminations	(975)	(153)	(1,346)	(683)	(776)	(1,613)	(3,438)	(4,160)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from FILI, net	2	(2)	1	(1)	4	2	0	1
Net increase (decrease) in net assets from contract transactions	(1,048)	489	(2,172)	2,927	(2,420)	(1,498)	(1,815)	(2,078)
Total increase (decrease) in net assets	(1,126)	731	(2,264)	3,644	(2,494)	(962)	(2,136)	109
Net Assets:
Beginning of period	7,305	6,574	19,848	16,204	14,043	15,005	55,984	55,875
End of period	$6,179	$7,305	$17,584	$19,848	$11,549	$14,043	$53,848	$55,984
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Freedom 2020 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$268	$255	$1,429	$1,299	$268	$236	$2,699	$2,414
Net realized gain (loss) on investments	636	903	1,901	3,015	625	1,222	3,302	5,137
Unrealized appreciation (depreciation)	(1,180)	7	(3,855)	(407)	(1,186)	(261)	(7,150)	(607)
Net increase (decrease) in net assets from operations	(276)	1,165	(525)	3,907	(293)	1,197	(1,149)	6,944
Contract Transactions:
Payments received from contract owners	323	94	1,842	3,361	150	498	6,115	9,031
Transfers between sub-accounts and the fixed account, net	(2,850)	(194)	(1,556)	732	(1,582)	(1,105)	(1,755)	18,157
Contract benefits	(11)	(49)	(4)	(187)	(105)	(31)	(64)	(36)
Contract terminations	(1,094)	(1,110)	(4,330)	(3,551)	(1,556)	(747)	(7,435)	(5,056)
Contract maintenance charges	(6)	(8)	0	0	(5)	(5)	0	0
Other transfers (to) from FILI, net	2	(39)	0	(1)	5	(26)	4	3
Net increase (decrease) in net assets from contract transactions	(3,636)	(1,306)	(4,048)	354	(3,093)	(1,416)	(3,135)	22,099
Total increase (decrease) in net assets	(3,912)	(141)	(4,573)	4,261	(3,386)	(219)	(4,284)	29,043
Net Assets:
Beginning of period	30,216	30,357	93,183	88,922	29,169	29,388	171,670	142,627
End of period	$26,304	$30,216	$88,610	$93,183	$25,783	$29,169	$167,386	$171,670

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Freedom 2030 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$138	$130	$2,390	$1,778	$173	$133	$1,970	$1,540
Net realized gain (loss) on investments	518	657	3,022	4,767	336	521	2,894	4,566
Unrealized appreciation (depreciation)	(758)	(97)	(6,854)	(874)	(629)	(3)	(5,910)	(893)
Net increase (decrease) in net assets from operations	(102)	690	(1,442)	5,671	(120)	651	(1,046)	5,213
Contract Transactions:
Payments received from contract owners	234	242	8,216	7,386	382	496	8,372	7,799
Transfers between sub-accounts and the fixed account, net	(851)	(684)	15,266	13,911	24	(290)	8,060	6,856
Contract benefits	(25)	(26)	0	(16)	(6)	(32)	(37)	0
Contract terminations	(1,741)	(131)	(5,564)	(4,013)	(313)	(514)	(2,323)	(1,260)
Contract maintenance charges	(5)	(5)	0	0	(4)	(5)	0	0
Other transfers (to) from FILI, net	(8)	1	0	(4)	(1)	1	(2)	0
Net increase (decrease) in net assets from contract transactions	(2,396)	(603)	17,918	17,264	82	(344)	14,070	13,395
Total increase (decrease) in net assets	(2,498)	87	16,476	22,935	(38)	307	13,024	18,608
Net Assets:
Beginning of period	16,302	16,215	129,695	106,760	17,423	17,116	121,507	102,899
End of period	$13,804	$16,302	$146,171	$129,695	$17,385	$17,423	$134,531	$121,507

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$177	$147	$425	$343	$283	$194
Net realized gain (loss) on investments	171	327	349	329	224	523
Unrealized appreciation (depreciation)	(458)	(34)	(1,029)	393	(655)	(164)
Net increase (decrease) in net assets from operations	(110)	440	(255)	1,065	(148)	553
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	301	2,063	3,540	6,709	4,775	4,130
Contract benefits	(945)	(744)	(2,024)	(1,570)	(1,019)	(812)
Contract terminations	(146)	(30)	(407)	0	(49)	(92)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	98	(6)	49	46	43	35
Net increase (decrease) in net assets from contract transactions	(692)	1,283	1,158	5,185	3,750	3,261
Total increase (decrease) in net assets	(802)	1,723	903	6,250	3,602	3,814
Net Assets:
Beginning of period	12,440	10,717	28,755	22,505	15,373	11,559
End of period	$11,638	$12,440	$29,658	$28,755	$18,975	$15,373

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20%		VIP – FundsManager 50%
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(76)	$(169)	$619	$228	$6,061	$6,773	$10,152	$9,929
Net realized gain (loss) on investments	1,429	5,541	4,224	21,685	26,146	14,241	61,210	30,525
Unrealized appreciation (depreciation)	(2,155)	(4,330)	(10,185)	(15,210)	(34,232)	3,625	(73,840)	12,258
Net increase (decrease) in net assets from operations	(802)	1,042	(5,342)	6,703	(2,025)	24,639	(2,478)	52,712
Contract Transactions:
Payments received from contract owners	308	377	8,254	6,037	19,729	28,215	36,322	38,573
Transfers between sub-accounts and the fixed account, net	(542)	(10,087)	17,162	(18,293)	13,979	53,546	63,577	112,024
Contract benefits	(619)	(601)	(50)	(34)	(3,774)	(3,573)	(13,187)	(11,234)
Contract terminations	(1,998)	(1,029)	(4,867)	(5,013)	(51,565)	(39,969)	(55,204)	(51,753)
Contract maintenance charges	(6)	(7)	0	0	(14)	(15)	(18)	(19)
Other transfers (to) from FILI, net	3	19	5	19	85	37	266	178
Net increase (decrease) in net assets from contract transactions	(2,854)	(11,328)	20,504	(17,284)	(21,560)	38,241	31,756	87,769
Total increase (decrease) in net assets	(3,656)	(10,286)	15,162	(10,581)	(23,585)	62,880	29,278	140,481
Net Assets:
Beginning of period	31,817	42,103	159,191	169,772	689,187	626,307	1,205,623	1,065,142
End of period	$28,161	$31,817	$174,353	$159,191	$665,602	$689,187	$1,234,901	$1,205,623

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%		VIP – FundsManager 70%		VIP – FundsManager 85%
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$5,522	$7,381	$6,815	$8,164	$4,228	$2,352
Net realized gain (loss) on investments	153,096	86,140	37,420	20,925	22,543	11,197
Unrealized appreciation (depreciation)	(165,578)	(21,786)	(44,582)	11,834	(27,077)	2,302
Net increase (decrease) in net assets from operations	(6,960)	71,735	(347)	40,923	(306)	15,851
Contract Transactions:
Payments received from contract owners	34,487	37,244	40,468	46,570	17,592	13,124
Transfers between sub-accounts and the fixed account, net	90,191	124,836	76,321	87,894	13,208	31,013
Contract benefits	(10,071)	(6,487)	(4,745)	(5,133)	(2,379)	(2,588)
Contract terminations	(100,190)	(102,397)	(37,415)	(22,662)	(8,586)	(10,318)
Contract maintenance charges	(11)	(13)	(15)	(15)	(7)	(7)
Other transfers (to) from FILI, net	229	(26)	81	12	135	(40)
Net increase (decrease) in net assets from contract transactions	14,635	53,157	74,695	106,666	19,963	31,184
Total increase (decrease) in net assets	7,675	124,892	74,348	147,589	19,657	47,035
Net Assets:
Beginning of period	1,679,510	1,554,618	936,281	788,692	345,076	298,041
End of period	$1,687,185	$1,679,510	$1,010,629	$936,281	$364,733	$345,076

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$180	$121	$2,328	$1,574	$53	$11	$422	$344
Net realized gain (loss) on investments	2,416	1,842	14,686	10,363	1,556	1,589	4,663	3,818
Unrealized appreciation (depreciation)	(683)	552	(1,996)	4,919	(2,840)	(1,749)	(8,650)	(4,359)
Net increase (decrease) in net assets from operations	1,913	2,515	15,018	16,856	(1,231)	(149)	(3,565)	(197)
Contract Transactions:
Payments received from contract owners	127	181	8,313	3,801	4	25	669	1,133
Transfers between sub-accounts and the fixed account, net	3,668	(4,504)	29,400	2,030	(3,500)	(2,132)	(9,090)	756
Contract benefits	(450)	(304)	(4)	(29)	(261)	(563)	0	(49)
Contract terminations	(843)	(414)	(3,533)	(4,614)	(541)	(517)	(1,416)	(2,286)
Contract maintenance charges	(7)	(6)	(17)	(7)	(7)	(7)	(8)	(4)
Other transfers (to) from FILI, net	25	17	(1)	(8)	(14)	(61)	(1)	(8)
Net increase (decrease) in net assets from contract transactions	2,520	(5,030)	34,158	1,173	(4,319)	(3,255)	(9,846)	(458)
Total increase (decrease) in net assets	4,433	(2,515)	49,176	18,029	(5,550)	(3,404)	(13,411)	(655)
Net Assets:
Beginning of period	21,190	23,705	145,149	127,120	16,197	19,601	48,315	48,970
End of period	$25,623	$21,190	$194,325	$145,149	$10,647	$16,197	$34,904	$48,315

(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications		VIP – Telecommunications Investor Class		VIP – Emerging Markets (a)	VIP – Emerging Markets, Class R (c)		VIP – Emerging Markets Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$22	$86	$207	$476	$0	$(16)	$(44)	$87	$25
Net realized gain (loss) on investments	30	109	232	750	(248)	(853)	(121)	(77)	244
Unrealized appreciation (depreciation)	(29)	(128)	(342)	(741)	(870)	1,203	154	(3,163)	(162)
Net increase (decrease) in net assets from operations	23	67	97	485	(1,118)	334	(11)	(3,153)	107
Contract Transactions:
Payments received from contract owners	23	4	605	571	7	10	87	716	649
Transfers between sub- accounts and the fixed account, net	1,106	(841)	6,410	(1,661)	6,404	(7,957)	(1,196)	1,832	666
Contract benefits	(78)	(122)	0	(54)	(70)	(38)	(115)	(2)	(54)
Contract terminations	(76)	(105)	(837)	(424)	(93)	(32)	(259)	(1,282)	(891)
Contract maintenance charges	(2)	(1)	(3)	(2)	(1)	(1)	(3)	0	(5)
Other transfers (to) from FILI, net	2	(16)	(1)	(4)	1	1	12	0	(1)
Net increase (decrease) in net assets from contract transactions	975	(1,081)	6,174	(1,574)	6,248	(8,017)	(1,474)	1,264	364
Total increase (decrease) in net assets	998	(1,014)	6,271	(1,089)	5,130	(7,683)	(1,485)	(1,889)	471
Net Assets:
Beginning of period	3,146	4,160	14,160	15,249	0	7,683	9,168	27,501	27,030
End of period	$4,144	$3,146	$20,431	$14,160	$5,130	$0	$7,683	$25,612	$27,501

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income (a)		VIP – Floating Rate High Income Investor Class (a)		UIF – Emerging Markets Equity		UIF – Emerging Markets Debt		UIF – Global Strategist (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$143	$22	$3,609	$1,284	$198	$(150)	$7,453	$9,005	$493	$179
Net realized gain (loss) on investments	(38)	(10)	(37)	(75)	(5,604)	(7,228)	(1,966)	516	(582)	4,292
Unrealized appreciation (depreciation)	(195)	(47)	(4,575)	(2,158)	(2,167)	3,236	(7,165)	(4,874)	(2,526)	(3,787)
Net increase (decrease) in net assets from operations	(90)	(35)	(1,003)	(949)	(7,573)	(4,142)	(1,678)	4,647	(2,615)	684
Contract Transactions:
Payments received from contract owners	202	144	8,164	21,415	679	777	1,661	3,197	698	2,047
Transfers between sub- accounts and the fixed account, net	2,114	1,556	22,842	49,438	(6,862)	(11,867)	(21,849)	(22,718)	(6,335)	2,716
Contract benefits	(27)	(16)	0	0	(816)	(902)	(623)	(429)	(404)	(487)
Contract terminations	(43)	(228)	(5,603)	(821)	(2,728)	(3,259)	(6,478)	(6,150)	(1,457)	(1,081)
Contract maintenance charges	0	0	0	0	(9)	(12)	(4)	(5)	(1)	(2)
Other transfers (to) from FILI, net	4	(25)	0	(2)	(16)	68	5	(76)	2	16
Net increase (decrease) in net assets from contract transactions	2,250	1,431	25,403	70,030	(9,752)	(15,195)	(27,288)	(26,181)	(7,497)	3,209
Total increase (decrease) in net assets	2,160	1,396	24,400	69,081	(17,325)	(19,337)	(28,966)	(21,534)	(10,112)	3,893
Net Assets:
Beginning of period	1,396	0	69,081	0	75,494	94,831	159,823	181,357	43,258	39,365
End of period	$3,556	$1,396	$93,481	$69,081	$58,169	$75,494	$130,857	$159,823	$33,146	$43,258

(In thousands)	Subaccounts Investing In:
	Invesco – Van Kampen Global Core Equity		WFAF – Advantage VT Discovery		WFAF – Advantage VT Opportunity
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$199	$381	$(244)	$(257)	$(142)	$(160)
Net realized gain (loss) on investments	1,852	1,223	4,390	4,173	2,141	14
Unrealized appreciation (depreciation)	(2,496)	(1,594)	(4,629)	(4,195)	(2,731)	2,037
Net increase (decrease) in net assets from operations	(445)	10	(483)	(279)	(732)	1,891
Contract Transactions:
Payments received from contract owners	232	326	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(720)	(1,510)	(1,303)	(1,933)	(631)	(836)
Contract benefits	(241)	(238)	(642)	(536)	(371)	(338)
Contract terminations	(541)	(781)	(1,035)	(1,379)	(587)	(506)
Contract maintenance charges	(2)	(2)	(7)	(9)	(4)	(4)
Other transfers (to) from FILI, net	(12)	13	(26)	11	(18)	(52)
Net increase (decrease) in net assets from contract transactions	(1,284)	(2,192)	(3,013)	(3,846)	(1,611)	(1,736)
Total increase (decrease) in net assets	(1,729)	(2,182)	(3,496)	(4,125)	(2,343)	155
Net Assets:
Beginning of period	23,781	25,963	29,659	33,784	20,946	20,791
End of period	$22,052	$23,781	$26,163	$29,659	$18,603	$20,946

(a)  New Fund. See Note 1

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$1,133	$2,307	$550	$31	$15,138	$4,617	$8,077	$3,114
Net realized gain (loss) on investments	(3,844)	(1,286)	(529)	(247)	333	1,643	(3,565)	(5,009)
Unrealized appreciation (depreciation)	(20,761)	(8,945)	(3,949)	(3,255)	(14,983)	(2,915)	(10,648)	10,491
Net increase (decrease) in net assets from operations	(23,472)	(7,924)	(3,928)	(3,471)	488	3,345	(6,136)	8,596
Contract Transactions:
Payments received from contract owners	1,773	2,420	1,132	672	9,428	14,006	2,296	4,184
Transfers between sub-accounts and the fixed account, net	(15,756)	(12,772)	920	(418)	(13,073)	(19,658)	(24,475)	(55,529)
Contract benefits	(238)	(352)	(4)	(22)	(476)	(520)	(376)	(649)
Contract terminations	(3,154)	(4,035)	(626)	(456)	(35,739)	(38,659)	(10,225)	(13,658)
Contract maintenance charges	(4)	(6)	0	0	(5)	(6)	(3)	(4)
Other transfers (to) from FILI, net	12	17	1	1	16	5	(6)	38
Net increase (decrease) in net assets from contract transactions	(17,367)	(14,728)	1,423	(223)	(39,849)	(44,832)	(32,789)	(65,618)
Total increase (decrease) in net assets	(40,839)	(22,652)	(2,505)	(3,694)	(39,361)	(41,487)	(38,925)	(57,022)
Net Assets:
Beginning of period	130,919	153,571	14,088	17,782	499,438	540,925	237,474	294,496
End of period	$90,080	$130,919	$11,583	$14,088	$460,077	$499,438	$198,549	$237,474
(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond (b)		FTVIP – Franklin U.S. Gov't Securities (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$26,225	$11,826	$1,529	$3,632	$11,231	$6,552	$970	$708
Net realized gain (loss) on investments	5,805	(882)	10,825	17,673	(214)	136	74	(6)
Unrealized appreciation (depreciation)	(30,857)	13,838	(14,883)	(18,361)	(17,678)	(5,049)	(991)	230
Net increase (decrease) in net assets from operations	1,173	24,782	(2,529)	2,944	(6,661)	1,639	53	932
Contract Transactions:
Payments received from contract owners	12,428	12,866	6,937	16,811	3,043	9,904	1,836	2,170
Transfers between sub-accounts and the fixed account, net	(3,467)	(113,785)	(83)	26,198	(15,733)	22,107	17,176	11,381
Contract benefits	(492)	(1,406)	(151)	(232)	(113)	(133)	(443)	(26)
Contract terminations	(29,403)	(33,544)	(5,780)	(5,433)	(5,661)	(3,662)	(3,602)	(2,080)
Contract maintenance charges	(4)	(6)	(2)	(2)	(1)	(1)	0	0
Other transfers (to) from FILI, net	(11)	9	16	16	6	9	(10)	1
Net increase (decrease) in net assets from contract transactions	(20,949)	(135,866)	937	37,358	(18,459)	28,224	14,957	11,446
Total increase (decrease) in net assets	(19,776)	(111,084)	(1,592)	40,302	(25,120)	29,863	15,010	12,378
Net Assets:
Beginning of period	560,201	671,285	195,648	155,346	154,500	124,637	39,653	27,275
End of period	$540,425	$560,201	$194,056	$195,648	$129,380	$154,500	$54,663	$39,653

(b)  Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, and Fidelity Income Advantage were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")

The Universal Institutional Funds ("UIF")

Wells Fargo Advantage Variable Trust Funds ("WFAF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. ("Invesco")

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2014 the following underlying funds were added and commenced operations effective April 30, 2014:

VIP - Floating Rate High Income

VIP - Floating Rate High Income Investor Class

During 2015, the following underlying funds were renamed:

Old Name
VIP - Money Market
VIP - Money Market Investor Class
UIF - Global Tactical Asset Allocation
New Name
VIP - Government Money Market
VIP - Government Money Market Investor Class
UIF - Global Strategist

During 2014, the following underlying funds were renamed:

Old Name
FTVIP Global Bond Securities
FTVIP U.S. Government
New Name
Templeton Global Bond VIP Fund
Franklin U.S. Government Securities VIP Fund

Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

As of December 31, 2015, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $94,182,000 and 2,870,000 respectively.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2015 or 2014. The Account had no Level 3 activity during 2015 and 2014.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	%-0.20%	0.50%	0.85	%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Industrials Investor Class
VIP - Utilities
VIP - Utilities Investor Class
VIP - Technology
VIP - Technology Investor Class
VIP - Energy
VIP - Energy Investor Class
VIP - Health Care
VIP - Health Care Investor Class
VIP - Consumer Discretionary
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Telecommunications
VIP - Telecommunications Investor Class
VIP - Financial Services
VIP - Financial Services Investor Class

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2015 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2015:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market (b)	$74,651	$95,926
VIP - Government Money Market Investor Class (b)	632,189	544,933
VIP - High Income	10,474	19,329
VIP - High Income Investor Class	100,084	110,510
VIP - Equity-Income	55,020	53,811
VIP - Equity-Income Investor Class	51,182	43,344
VIP - Growth	16,937	51,148
VIP - Growth Investor Class	52,916	24,833
VIP - Overseas	44,803	13,506
VIP - Overseas, Class R (c)	1,852	41,170
VIP - Overseas, Investor Class (b)	60,227	23,181
VIP - Investment Grade Bond	15,398	33,459
VIP - Investment Grade Bond Investor Class	118,714	69,731
VIP - Asset Manager	22,431	28,619
VIP - Asset Manager Investor Class	43,301	19,587
VIP - Index 500	329,539	152,826
VIP - Asset Manager: Growth	2,039	12,396
VIP - Asset Manager: Growth Investor Class	30,349	9,667
VIP - Contrafund	100,130	98,979
VIP - Contrafund Investor Class	224,993	66,013
VIP - Balanced	21,248	21,295
VIP - Balanced Investor Class	378,107	140,994
VIP - Dynamic Capital Appreciation	7,925	8,883
VIP - Dynamic Capital Appreciation Investor Class	58,031	28,554
VIP - Growth & Income	11,196	19,380
VIP - Growth & Income Investor Class	42,653	45,864
VIP - Growth Opportunities	35,887	16,593
VIP - Growth Opportunities Investor Class	182,366	41,136
VIP - Mid Cap	58,372	49,303
VIP - Mid Cap Investor Class	141,994	59,975
VIP - Value Strategies	5,515	8,707
VIP - Value Strategies Investor Class	36,954	17,109
VIP - Utilities	4,544	13,143
VIP - Utilities Investor Class	16,524	40,022
VIP - Technology	12,955	11,513
VIP - Technology Investor Class	80,054	23,239

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Energy	$7,972	$16,642
VIP - Energy Investor Class	50,314	24,769
VIP - Health Care	66,696	58,749
VIP - Health Care Investor Class	318,970	121,096
VIP - Financial Services	6,018	7,656
VIP - Financial Services Investor Class	33,930	25,225
VIP - Industrials	6,353	11,646
VIP - Industrials Investor Class	27,451	28,807
VIP - Consumer Discretionary	23,745	4,271
VIP - Consumer Discretionary Investor Class	92,791	14,819
VIP - Real Estate	13,909	17,917
VIP - Real Estate Investor Class	60,542	54,960
VIP - Strategic Income	4,527	17,036
VIP - Strategic Income Investor Class	90,521	119,728
VIP - Growth Strategies (c)	5,098	12,302
VIP - Growth Strategies Investor Class (c)	20,439	45,416
VIP - International Capital Appreciation (a)	19,413	2,757
VIP - International Capital Appreciation, Class R (c)	1,895	19,018
VIP - International Capital Appreciation, Investor Class (b)	61,540	14,013
VIP - Value Leaders (c)	590	8,448
VIP - Value Leaders Investor Class (c)	2,682	22,890
VIP - Value	14,069	9,700
VIP - Value Investor Class	66,019	31,745
VIP - Growth Stock (c)	3,576	22,468
VIP - Growth Stock Investor Class (c)	22,950	121,070
VIP - Freedom Income	1,652	3,128
VIP - Freedom Income Investor Class	18,027	17,843
VIP - Freedom 2005	827	1,804
VIP - Freedom 2005 Investor Class	3,858	5,711
VIP - Freedom 2010	1,409	3,686
VIP - Freedom 2010 Investor Class	6,842	7,684
VIP - Freedom 2015	2,124	5,350
VIP - Freedom 2015 Investor Class	12,380	14,716
VIP - Freedom 2020	2,808	5,520
VIP - Freedom 2020 Investor Class	21,429	21,330
VIP - Freedom 2025	1,880	4,060
VIP - Freedom 2025 Investor Class	36,797	15,973
VIP - Freedom 2030	3,266	2,916
VIP - Freedom 2030 Investor Class	29,023	12,392
VIP - Freedom Lifetime Income I	909	1,341
VIP - Freedom Lifetime Income II	4,159	2,530
VIP - Freedom Lifetime Income III	5,513	1,414
VIP - Disciplined Small Cap	6,323	9,189
VIP - Disciplined Small Cap Investor Class	49,568	28,096
VIP - FundsManager 20%	98,334	92,464
VIP - FundsManager 50%	192,675	109,633
VIP - FundsManager 60%	303,719	165,878
VIP - FundsManager 70%	176,198	72,318
VIP - FundsManager 85%	83,905	46,532
VIP - Consumer Staples	9,317	5,150
VIP - Consumer Staples Investor Class	69,089	22,378
VIP - Materials	2,954	5,878
VIP - Materials Investor Class	12,721	17,999
VIP - Telecommunications	2,296	1,300
VIP - Telecommunications Investor Class	13,383	7,002

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Emerging Markets (a)	$8,873	$2,626
VIP - Emerging Markets, Class R	745	8,778
VIP - Emerging Markets Investor Class (b)	8,658	7,306
VIP - Floating Rate High Income	4,370	1,978
VIP - Floating Rate High Income Investor Class	63,843	34,831
UIF - Emerging Markets Equity	6,450	16,019
UIF - Emerging Markets Debt	13,720	33,562
UIF - Global Strategist (b)	3,704	10,416
Invesco - Van Kampen Global Core Equity	6,115	6,387
WFAF - Advantage VT Discovery	4,330	3,295
WFAF - Advantage VT Opportunity	2,110	1,814
Lazard - Retirement Emerging Markets	12,380	28,315
PVIT - Commodity Real Return	6,418	4,446
PVIT - Low Duration	78,176	102,881
PVIT - Real Return	20,188	44,898
PVIT - Total Return	84,938	73,871
Blackrock - Global Allocation V.I.	39,726	26,797
FTVIP - Templeton Global Bond	28,333	34,813
FTVIP - Franklin U.S. Gov't Securities	34,930	19,004

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2015:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market (b)	253,903	$253,903	$1.00
VIP - Government Money Market Investor Class (b)	934,805	934,805	1.00
VIP - High Income	18,453	218,783	4.95
VIP - High Income Investor Class	67,184	404,332	4.93
VIP - Equity-Income	18,832	471,470	20.46
VIP - Equity-Income Investor Class	12,551	305,654	20.38
VIP - Growth	6,319	330,466	65.75
VIP - Growth Investor Class	3,441	188,464	65.55
VIP - Overseas	4,973	118,364	19.08
VIP - Overseas, Investor Class (b)	10,367	221,779	19.02
VIP - Investment Grade Bond	17,043	228,931	12.37
VIP - Investment Grade Bond Investor Class	43,423	568,382	12.32
VIP - Asset Manager	14,492	244,289	15.76
VIP - Asset Manager Investor Class	10,743	175,681	15.68
VIP - Index 500	8,197	1,456,225	206.43
VIP - Asset Manager: Growth	3,882	65,156	18.91
VIP - Asset Manager: Growth Investor Class	5,296	96,569	18.82
VIP - Contrafund	26,425	789,693	33.92
VIP - Contrafund Investor Class	32,679	1,033,611	33.77
VIP - Balanced	9,540	155,168	16.27
VIP - Balanced Investor Class	127,647	2,015,128	16.16
VIP - Dynamic Capital Appreciation	2,548	31,922	12.85
VIP - Dynamic Capital Appreciation Investor Class	11,741	150,120	12.83
VIP - Growth & Income	6,160	105,975	18.88
VIP - Growth & Income Investor Class	7,932	151,662	18.82
VIP - Growth Opportunities	2,910	80,761	31.75
VIP - Growth Opportunities Investor Class	7,902	256,948	31.60
VIP - Mid Cap	9,985	333,333	32.65

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Mid Cap Investor Class	14,180	$493,344	$32.50
VIP - Value Strategies	3,064	42,996	14.54
VIP - Value Strategies Investor Class	6,571	94,482	14.47
VIP - Utilities	1,543	22,798	13.18
VIP - Utilities Investor Class	4,004	60,778	13.11
VIP - Technology	5,275	62,938	11.91
VIP - Technology Investor Class	18,720	221,441	11.79
VIP - Energy	2,715	73,787	15.57
VIP - Energy Investor Class	5,776	142,306	15.55
VIP - Health Care	7,872	188,640	25.92
VIP - Health Care Investor Class	29,242	717,580	25.73
VIP - Financial Services	1,926	25,469	9.74
VIP - Financial Services Investor Class	8,315	85,216	9.71
VIP - Industrials	1,616	33,116	20.25
VIP - Industrials Investor Class	4,724	99,834	20.15
VIP - Consumer Discretionary	2,071	37,562	17.88
VIP - Consumer Discretionary Investor Class	8,442	152,199	17.84
VIP - Real Estate	2,612	61,441	19.61
VIP - Real Estate Investor Class	10,372	207,735	19.52
VIP - Strategic Income	6,974	81,214	10.60
VIP - Strategic Income Investor Class	79,717	928,138	10.57
VIP - International Capital Appreciation (a)	1,208	16,627	13.32
VIP - International Capital Appreciation, Investor Class (b)	11,406	147,942	13.22
VIP - Value	1,671	25,780	13.36
VIP - Value Investor Class	8,486	129,753	13.35
VIP - Freedom Income	1,021	11,342	10.78
VIP - Freedom Income Investor Class	5,600	62,094	10.86
VIP - Freedom 2005	547	6,517	11.29
VIP - Freedom 2005 Investor Class	1,630	18,321	10.79
VIP - Freedom 2010	950	11,647	12.15
VIP - Freedom 2010 Investor Class	4,687	54,291	11.49
VIP - Freedom 2015	2,149	26,602	12.24
VIP - Freedom 2015 Investor Class	7,814	88,880	11.34
VIP - Freedom 2020	2,072	26,136	12.44
VIP - Freedom 2020 Investor Class	14,761	167,661	11.34
VIP - Freedom 2025	1,077	13,960	12.82
VIP - Freedom 2025 Investor Class	12,140	143,271	12.04
VIP - Freedom 2030	1,371	18,056	12.68
VIP - Freedom 2030 Investor Class	11,518	132,536	11.68
VIP - Freedom Lifetime Income I	1,092	11,925	10.65
VIP - Freedom Lifetime Income II	2,584	29,775	11.47
VIP - Freedom Lifetime Income III	1,637	19,276	11.59
VIP - Disciplined Small Cap	1,939	28,942	14.52
VIP - Disciplined Small Cap Investor Class	12,041	178,452	14.48
VIP - FundsManager 20%	60,453	674,987	11.01
VIP - FundsManager 50%	104,205	1,172,179	11.85
VIP - FundsManager 60%	152,542	1,578,614	11.06
VIP - FundsManager 70%	83,869	950,886	12.05
VIP - FundsManager 85%	30,726	355,776	11.87
VIP - Consumer Staples	1,403	23,398	18.25
VIP - Consumer Staples Investor Class	10,683	176,850	18.19
VIP - Materials	874	12,532	12.18
VIP - Materials Investor Class	2,866	41,801	12.18
VIP - Telecommunications	382	4,253	10.85

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Telecommunications Investor Class	1,894	$20,911	$10.79
VIP - Emerging Markets (a)	630	5,999	8.14
VIP - Emerging Markets Investor Class (b)	3,158	31,139	8.11
VIP - Floating Rate High Income	381	3,797	9.34
VIP - Floating Rate High Income Investor Class	10,009	100,214	9.34
UIF - Emerging Markets Equity	4,694	104,370	12.39
UIF - Emerging Markets Debt	17,564	160,431	7.45
UIF - Global Strategist (b)	3,529	47,086	9.39
Invesco - Van Kampen Global Core Equity	2,640	22,167	8.35
WFAF - Advantage VT Discovery	1,007	31,839	25.99
WFAF - Advantage VT Opportunity	742	20,663	25.05
Lazard - Retirement Emerging Markets	5,808	145,119	15.51
PVIT - Commodity Real Return	1,676	22,984	6.91
PVIT - Low Duration	44,886	477,868	10.25
PVIT - Real Return	16,643	240,589	11.93
PVIT - Total Return	51,079	586,501	10.58
Blackrock - Global Allocation V.I.	12,903	220,552	15.04
FTVIP - Templeton Global Bond	8,189	156,493	15.80
FTVIP - Franklin U.S. Gov't Securities	4,384	57,167	12.47

(a)  New Fund. See Note 1

(b)  Fund Name Change. See Note 1

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2015 and 2014 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Government Money Market (b)
Units Issued	7,478	8,277	334	354
Units Redeemed	(8,217)	(10,489)	(513)	(441)
Net Increase (Decrease)	(739)	(2,212)	(179)	(87)
VIP - High Income
Units Issued	105	224	34	53
Units Redeemed	(344)	(512)	(98)	(142)
Net Increase (Decrease)	(239)	(288)	(64)	(89)
VIP - Equity-Income
Units Issued	63	100	8	7
Units Redeemed	(502)	(581)	(97)	(106)
Net Increase (Decrease)	(439)	(481)	(89)	(99)
VIP - Growth
Units Issued	87	142	9	19
Units Redeemed	(448)	(459)	(58)	(61)
Net Increase (Decrease)	(361)	(317)	(49)	(42)
VIP - Overseas
Units Issued	837	2	138	0
Units Redeemed	(297)	(158)	(41)	(15)
Net Increase (Decrease)	540	(156)	97	(15)

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Overseas, Class R (c)
Units Issued	117	290	49	22
Units Redeemed	(2,038)	(564)	(336)	(69)
Net Increase (Decrease)	(1,921)	(274)	(287)	(47)
VIP - Investment Grade Bond
Units Issued	407	450	55	40
Units Redeemed	(808)	(847)	(194)	(205)
Net Increase (Decrease)	(401)	(397)	(139)	(165)
VIP - Asset Manager
Units Issued	78	102	7	6
Units Redeemed	(447)	(512)	(108)	(110)
Net Increase (Decrease)	(369)	(410)	(101)	(104)
VIP - Index 500
Units Issued	565	805	40	59
Units Redeemed	(1,096)	(1,078)	(143)	(147)
Net Increase (Decrease)	(531)	(273)	(103)	(88)
VIP - Asset Manager: Growth
Units Issued	37	99	11	6
Units Redeemed	(283)	(241)	(64)	(59)
Net Increase (Decrease)	(246)	(142)	(53)	(53)
VIP - Contrafund
Units Issued	344	436	42	34
Units Redeemed	(1,359)	(1,547)	(174)	(198)
Net Increase (Decrease)	(1,015)	(1,111)	(132)	(164)
VIP - Balanced
Units Issued	760	708	72	94
Units Redeemed	(803)	(732)	(245)	(196)
Net Increase (Decrease)	(43)	(24)	(173)	(102)
VIP - Dynamic Capital Appreciation
Units Issued	287	493	32	50
Units Redeemed	(365)	(461)	(67)	(69)
Net Increase (Decrease)	(78)	32	(35)	(19)
VIP - Growth & Income
Units Issued	151	369	13	69
Units Redeemed	(521)	(605)	(178)	(136)
Net Increase (Decrease)	(370)	(236)	(165)	(67)
VIP - Growth Opportunities
Units Issued	1,043	349	188	57
Units Redeemed	(691)	(867)	(135)	(153)
Net Increase (Decrease)	352	(518)	53	(96)
VIP - Mid Cap
Units Issued	487	303	100	36
Units Redeemed	(1,184)	(1,294)	(241)	(222)
Net Increase (Decrease)	(697)	(991)	(141)	(186)
VIP - Value Strategies
Units Issued	210	109	45	8
Units Redeemed	(330)	(598)	(65)	(162)
Net Increase (Decrease)	(120)	(489)	(20)	(154)

(c)  Fund Closed.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Utilities
Units Issued	204	665	36	114
Units Redeemed	(609)	(484)	(104)	(68)
Net Increase (Decrease)	(405)	181	(68)	46
VIP - Technology
Units Issued	555	771	100	163
Units Redeemed	(623)	(778)	(104)	(146)
Net Increase (Decrease)	(68)	(7)	(4)	17
VIP - Energy
Units Issued	367	704	70	80
Units Redeemed	(732)	(1,022)	(142)	(107)
Net Increase (Decrease)	(365)	(318)	(72)	(27)
VIP - Health Care
Units Issued	1,583	2,182	157	250
Units Redeemed	(1,984)	(1,861)	(233)	(183)
Net Increase (Decrease)	(401)	321	(76)	67
VIP - Financial Services
Units Issued	560	462	71	59
Units Redeemed	(705)	(820)	(68)	(174)
Net Increase (Decrease)	(145)	(358)	3	(115)
VIP - Industrials
Units Issued	86	245	15	21
Units Redeemed	(298)	(484)	(52)	(75)
Net Increase (Decrease)	(212)	(239)	(37)	(54)
VIP - Consumer Discretionary
Units Issued	830	241	151	16
Units Redeemed	(248)	(656)	(43)	(118)
Net Increase (Decrease)	582	(415)	108	(102)
VIP - Real Estate
Units Issued	456	498	104	110
Units Redeemed	(626)	(452)	(123)	(77)
Net Increase (Decrease)	(170)	46	(19)	33
VIP - Strategic Income
Units Issued	231	610	30	16
Units Redeemed	(916)	(1,262)	(126)	(157)
Net Increase (Decrease)	(685)	(652)	(96)	(141)
VIP - Growth Strategies (c)
Units Issued	164	118	63	12
Units Redeemed	(508)	(130)	(134)	(20)
Net Increase (Decrease)	(344)	(12)	(71)	(8)
VIP - International Capital Appreciation (a)
Units Issued	869	0	137	0
Units Redeemed	0	0	0	0
Net Increase (Decrease)	869	0	137	0
VIP - International Capital Appreciation, Class R (c)
Units Issued	0	281	0	18
Units Redeemed	(891)	(276)	(146)	(47)
Net Increase (Decrease)	(891)	5	(146)	(29)

(a)  New Fund. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Value Leaders (c)
Units Issued	20	113	15	20
Units Redeemed	(453)	(158)	(88)	(45)
Net Increase (Decrease)	(433)	(45)	(73)	(25)
VIP - Value
Units Issued	551	439	81	50
Units Redeemed	(496)	(342)	(104)	(68)
Net Increase (Decrease)	55	97	(23)	(18)
VIP - Growth Stock (c)
Units Issued	80	309	6	61
Units Redeemed	(861)	(255)	(155)	(24)
Net Increase (Decrease)	(781)	54	(149)	37
VIP - Freedom Income
Units Issued	122	268	0	0
Units Redeemed	(234)	(240)	0	0
Net Increase (Decrease)	(112)	28	0	0
VIP - Freedom 2005
Units Issued	47	74	0	0
Units Redeemed	(117)	(41)	0	0
Net Increase (Decrease)	(70)	33	0	0
VIP - Freedom 2010
Units Issued	88	106	0	0
Units Redeemed	(233)	(200)	0	0
Net Increase (Decrease)	(145)	(94)	0	0
VIP - Freedom 2015
Units Issued	122	196	0	0
Units Redeemed	(339)	(275)	0	0
Net Increase (Decrease)	(217)	(79)	0	0
VIP - Freedom 2020
Units Issued	163	341	0	0
Units Redeemed	(349)	(424)	0	0
Net Increase (Decrease)	(186)	(83)	0	0
VIP - Freedom 2025
Units Issued	110	142	0	0
Units Redeemed	(244)	(176)	0	0
Net Increase (Decrease)	(134)	(34)	0	0
VIP - Freedom 2030
Units Issued	189	174	0	0
Units Redeemed	(181)	(196)	0	0
Net Increase (Decrease)	8	(22)	0	0
VIP - Disciplined Small Cap
Units Issued	460	561	75	73
Units Redeemed	(614)	(1,159)	(98)	(232)
Net Increase (Decrease)	(154)	(598)	(23)	(159)
VIP - Funds Manager 20%
Units Issued	462	507	147	11
Units Redeemed	(720)	(857)	(132)	(146)
Net Increase (Decrease)	(258)	(350)	15	(135)

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Funds Manager 50%
Units Issued	421	700	131	123
Units Redeemed	(1,096)	(1,188)	(523)	(549)
Net Increase (Decrease)	(675)	(488)	(392)	(426)
VIP - Funds Manager 60%
Units Issued	211	708	29	111
Units Redeemed	(573)	(706)	(217)	(203)
Net Increase (Decrease)	(362)	2	(188)	(92)
VIP - Funds Manager 70%
Units Issued	339	606	71	74
Units Redeemed	(611)	(960)	(314)	(274)
Net Increase (Decrease)	(272)	(354)	(243)	(200)
VIP - Funds Manager 85%
Units Issued	117	245	26	58
Units Redeemed	(483)	(516)	(132)	(137)
Net Increase (Decrease)	(366)	(271)	(106)	(79)
VIP - Consumer Staples
Units Issued	381	195	71	32
Units Redeemed	(280)	(451)	(53)	(73)
Net Increase (Decrease)	101	(256)	18	(41)
VIP - Materials
Units Issued	97	164	21	30
Units Redeemed	(323)	(329)	(44)	(53)
Net Increase (Decrease)	(226)	(165)	(23)	(23)
VIP - Telecommunications
Units Issued	158	98	27	13
Units Redeemed	(87)	(176)	(24)	(24)
Net Increase (Decrease)	71	(78)	3	(11)
VIP - Emerging Markets (a)
Units Issued	655	0	36	0
Units Redeemed	0	0	0	0
Net Increase (Decrease)	655	0	36	0
VIP - Emerging Markets, Class R (c)
Units Issued	0	376	0	18
Units Redeemed	(873)	(552)	(51)	(26)
Net Increase (Decrease)	(873)	(176)	(51)	(8)
VIP - Floating Rate High Income (a)
Units Issued	406	267	36	73
Units Redeemed	(195)	(152)	(26)	(47)
Net Increase (Decrease)	211	115	10	26
UIF - Emerging Markets Equity
Units Issued	36	55	9	7
Units Redeemed	(260)	(380)	(32)	(33)
Net Increase (Decrease)	(224)	(325)	(23)	(26)
UIF - Emerging Markets Debt
Units Issued	19	123	1	5
Units Redeemed	(114)	(237)	(16)	(26)
Net Increase (Decrease)	(95)	(114)	(15)	(21)

(a)  New Fund. See Note 1.

(c)  Fund Closed. See Note 1.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
UIF - Global Strategist (b)
Units Issued	10	29	1	2
Units Redeemed	(107)	(118)	(26)	(31)
Net Increase (Decrease)	(97)	(89)	(25)	(29)
Invesco - Van Kampen Global Core Equity
Units Issued	46	33	4	2
Units Redeemed	(104)	(99)	(18)	(20)
Net Increase (Decrease)	(58)	(66)	(14)	(18)
WFAF - Advantage VT Discovery
Units Issued	1	0	0	0
Units Redeemed	(68)	(97)	(15)	(14)
Net Increase (Decrease)	(67)	(97)	(15)	(14)
WFAF - Advantage VT Opportunity
Units Issued	0	1	0	0
Units Redeemed	(35)	(40)	(9)	(10)
Net Increase (Decrease)	(35)	(39)	(9)	(10)
Lazard - Retirement Emerging Markets
Units Issued	73	272	4	28
Units Redeemed	(346)	(630)	(38)	(49)
Net Increase (Decrease)	(273)	(358)	(34)	(21)
PVIT - Commodity Real Return
Units Issued	0	0	2	13
Units Redeemed	(14)	(18)	(9)	(10)
Net Increase (Decrease)	(14)	(18)	(7)	3
PVIT - Low Duration
Units Issued	623	1,199	5	40
Units Redeemed	(949)	(1,380)	(29)	(55)
Net Increase (Decrease)	(326)	(181)	(24)	(15)
PVIT - Real Return
Units Issued	114	183	12	14
Units Redeemed	(296)	(694)	(25)	(47)
Net Increase (Decrease)	(182)	(511)	(13)	(33)
PVIT - Total Return
Units Issued	288	324	31	9
Units Redeemed	(528)	(1,043)	(26)	(75)
Net Increase (Decrease)	(240)	(719)	5	(66)
Blackrock - Global Allocation V.I.
Units Issued	119	223	4	32
Units Redeemed	(153)	(158)	(19)	(89)
Net Increase (Decrease)	(34)	65	(15)	(57)
FTVIP - Templeton Global Bond (b)
Units Issued	205	286	6	27
Units Redeemed	(288)	(184)	(11)	(6)
Net Increase (Decrease)	(83)	102	(5)	21
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	303	234	36	12
Units Redeemed	(248)	(118)	(34)	(6)
Net Increase (Decrease)	55	116	2	6

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Government Money Market Investor Class (b)
Units Issued	206,638	203,696	8,223	10,873
Units Redeemed	(198,175)	(209,859)	(8,290)	(10,672)
Net Increase (Decrease)	8,463	(6,163)	(67)	201
VIP - High Income Investor Class
Units Issued	6,975	11,152	0	0
Units Redeemed	(8,982)	(13,347)	0	0
Net Increase (Decrease)	(2,007)	(2,195)	0	0
VIP - Equity Income Investor Class
Units Issued	1,962	3,959	0	0
Units Redeemed	(3,377)	(3,906)	0	0
Net Increase (Decrease)	(1,415)	53	0	0
VIP - Growth Investor Class
Units Issued	2,948	4,141	0	0
Units Redeemed	(1,926)	(2,822)	0	0
Net Increase (Decrease)	1,022	1,319	0	0
VIP - Overseas, Investor Class (b)
Units Issued	5,098	2,899	0	0
Units Redeemed	(2,932)	(3,128)	0	0
Net Increase (Decrease)	2,166	(229)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	12,518	15,712	0	0
Units Redeemed	(9,834)	(8,257)	0	0
Net Increase (Decrease)	2,684	7,455	0	0
VIP - Asset Manager Investor Class
Units Issued	2,058	3,322	0	0
Units Redeemed	(1,425)	(1,381)	0	0
Net Increase (Decrease)	633	1,941	0	0
VIP - Index 500
Units Issued	21,801	23,172	0	0
Units Redeemed	(12,614)	(12,521)	0	0
Net Increase (Decrease)	9,187	10,651	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	1,819	2,209	0	0
Units Redeemed	(708)	(798)	0	0
Net Increase (Decrease)	1,111	1,411	0	0
VIP - Contrafund Investor Class
Units Issued	10,438	11,205	0	0
Units Redeemed	(7,547)	(8,609)	0	0
Net Increase (Decrease)	2,891	2,596	0	0
VIP - Balanced Investor Class
Units Issued	20,537	15,300	0	0
Units Redeemed	(8,210)	(5,778)	0	0
Net Increase (Decrease)	12,327	9,522	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	2,912	3,369	0	0
Units Redeemed	(2,026)	(2,391)	0	0
Net Increase (Decrease)	886	978	0	0

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Growth & Income Investor Class
Units Issued	2,539	3,975	0	0
Units Redeemed	(3,293)	(2,076)	0	0
Net Increase (Decrease)	(754)	1,899	0	0
VIP - Growth Opportunities Investor Class
Units Issued	7,944	2,722	0	0
Units Redeemed	(2,910)	(2,722)	0	0
Net Increase (Decrease)	5,034	0	0	0
VIP - Mid Cap Investor Class
Units Issued	6,030	5,074	0	0
Units Redeemed	(4,566)	(4,627)	0	0
Net Increase (Decrease)	1,464	447	0	0
VIP - Value Strategies Investor Class
Units Issued	2,070	1,008	0	0
Units Redeemed	(1,120)	(1,626)	0	0
Net Increase (Decrease)	950	(618)	0	0
VIP - Utilities Investor Class
Units Issued	1,170	3,134	0	0
Units Redeemed	(2,566)	(1,642)	0	0
Net Increase (Decrease)	(1,396)	1,492	0	0
VIP - Technology Investor Class
Units Issued	4,268	4,125	0	0
Units Redeemed	(2,174)	(2,251)	0	0
Net Increase (Decrease)	2,094	1,874	0	0
VIP - Energy Investor Class
Units Issued	4,498	4,279	0	0
Units Redeemed	(3,075)	(3,746)	0	0
Net Increase (Decrease)	1,423	533	0	0
VIP - Health Care Investor Class
Units Issued	9,747	9,961	0	0
Units Redeemed	(6,718)	(5,519)	0	0
Net Increase (Decrease)	3,029	4,442	0	0
VIP - Financial Services Investor Class
Units Issued	3,136	3,395	0	0
Units Redeemed	(2,527)	(2,378)	0	0
Net Increase (Decrease)	609	1,017	0	0
VIP - Industrials Investor Class
Units Issued	1,027	1,831	0	0
Units Redeemed	(1,468)	(2,419)	0	0
Net Increase (Decrease)	(441)	(588)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	4,067	1,686	0	0
Units Redeemed	(1,217)	(2,882)	0	0
Net Increase (Decrease)	2,850	(1,196)	0	0
VIP - Real Estate Investor Class
Units Issued	4,075	4,199	0	0
Units Redeemed	(4,198)	(2,397)	0	0
Net Increase (Decrease)	(123)	1,802	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Strategic Income Investor Class
Units Issued	8,753	14,699	0	0
Units Redeemed	(11,961)	(13,459)	0	0
Net Increase (Decrease)	(3,208)	1,240	0	0
VIP - Growth Strategies Investor Class (c)
Units Issued	975	867	0	0
Units Redeemed	(2,363)	(384)	0	0
Net Increase (Decrease)	(1,388)	483	0	0
VIP - International Capital Appreciation, Investor Class (b)
Units Issued	4,521	2,922	0	0
Units Redeemed	(1,752)	(1,703)	0	0
Net Increase (Decrease)	2,769	1,219	0	0
VIP - Value Leaders Investor Class (c)
Units Issued	178	492	0	0
Units Redeemed	(1,378)	(500)	0	0
Net Increase (Decrease)	(1,200)	(8)	0	0
VIP - Value Investor Class
Units Issued	3,082	2,841	0	0
Units Redeemed	(2,287)	(1,476)	0	0
Net Increase (Decrease)	795	1,365	0	0
VIP - Growth Stock Investor Class (c)
Units Issued	706	2,098	0	0
Units Redeemed	(5,336)	(1,261)	0	0
Net Increase (Decrease)	(4,630)	837	0	0
VIP - Freedom Income Investor Class
Units Issued	1,363	1,541	0	0
Units Redeemed	(1,461)	(1,220)	0	0
Net Increase (Decrease)	(98)	321	0	0
VIP - Freedom 2005 Investor Class
Units Issued	245	556	0	0
Units Redeemed	(381)	(351)	0	0
Net Increase (Decrease)	(136)	205	0	0
VIP - Freedom 2010 Investor Class
Units Issued	410	736	0	0
Units Redeemed	(515)	(894)	0	0
Net Increase (Decrease)	(105)	(158)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	778	1,168	0	0
Units Redeemed	(999)	(1,143)	0	0
Net Increase (Decrease)	(221)	25	0	0
VIP - Freedom 2020 Investor Class
Units Issued	1,444	2,931	0	0
Units Redeemed	(1,618)	(1,515)	0	0
Net Increase (Decrease)	(174)	1,416	0	0

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Freedom 2025 Investor Class
Units Issued	2,177	2,144	0	0
Units Redeemed	(1,184)	(1,096)	0	0
Net Increase (Decrease)	993	1,048	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,770	1,795	0	0
Units Redeemed	(963)	(979)	0	0
Net Increase (Decrease)	807	816	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	29	151
Units Redeemed	0	0	(75)	(68)
Net Increase (Decrease)	0	0	(46)	83
VIP - Freedom Lifetime Income II
Units Issued	0	0	222	484
Units Redeemed	0	0	(152)	(159)
Net Increase (Decrease)	0	0	70	325
VIP - Freedom Lifetime Income III
Units Issued	0	0	296	347
Units Redeemed	0	0	(77)	(157)
Net Increase (Decrease)	0	0	219	190
VIP - Disciplined Small Cap Investor Class
Units Issued	3,711	3,534	0	0
Units Redeemed	(2,659)	(4,542)	0	0
Net Increase (Decrease)	1,052	(1,008)	0	0
VIP - FundsManager 20%
Units Issued	7,635	12,009	181	297
Units Redeemed	(9,139)	(8,654)	(58)	(94)
Net Increase (Decrease)	(1,504)	3,355	123	203
VIP - FundsManager 50%
Units Issued	10,886	15,030	2,108	3,012
Units Redeemed	(9,110)	(10,526)	(429)	(262)
Net Increase (Decrease)	1,776	4,504	1,679	2,750
VIP - FundsManager 60%
Units Issued	12,018	13,524	2,655	3,094
Units Redeemed	(7,038)	(5,667)	(367)	(303)
Net Increase (Decrease)	4,980	7,857	2,288	2,791
VIP - FundsManager 70%
Units Issued	11,673	13,710	779	670
Units Redeemed	(7,076)	(6,675)	(112)	(27)
Net Increase (Decrease)	4,597	7,035	667	643
VIP - FundsManager 85%
Units Issued	4,626	5,001	155	456
Units Redeemed	(2,923)	(2,916)	(60)	(87)
Net Increase (Decrease)	1,703	2,085	95	369

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Consumer Staples Investor Class
Units Issued	3,766	2,219	0	0
Units Redeemed	(2,167)	(2,247)	0	0
Net Increase (Decrease)	1,599	(28)	0	0
VIP - Materials Investor Class
Units Issued	637	1,018	0	0
Units Redeemed	(1,143)	(1,039)	0	0
Net Increase (Decrease)	(506)	(21)	0	0
VIP - Telecommunications Investor Class
Units Issued	901	596	0	0
Units Redeemed	(539)	(688)	0	0
Net Increase (Decrease)	362	(92)	0	0
VIP - Emerging Markets Investor Class (b)
Units Issued	1,065	1,111	0	0
Units Redeemed	(949)	(1,076)	0	0
Net Increase (Decrease)	116	35	0	0
VIP - Floating Rate High Income Investor Class (a)
Units Issued	7,230	9,740	0	0
Units Redeemed	(4,749)	(2,787)	0	0
Net Increase (Decrease)	2,481	6,953	0	0
UIF - Emerging Markets Equity
Units Issued	547	622	0	0
Units Redeemed	(815)	(1,038)	0	0
Net Increase (Decrease)	(268)	(416)	0	0
UIF - Emerging Markets Debt
Units Issued	681	1,633	0	0
Units Redeemed	(2,330)	(3,108)	0	0
Net Increase (Decrease)	(1,649)	(1,475)	0	0
UIF - Global Strategist (b)
Units Issued	227	1,127	0	0
Units Redeemed	(634)	(739)	0	0
Net Increase (Decrease)	(407)	388	0	0
Invesco - Van Kampen Global Core Equity
Units Issued	424	403	0	0
Units Redeemed	(431)	(464)	0	0
Net Increase (Decrease)	(7)	(61)	0	0
Lazard - Retirement Emerging Markets
Units Issued	1,266	2,334	0	0
Units Redeemed	(2,187)	(2,967)	0	0
Net Increase (Decrease)	(921)	(633)	0	0
PVIT - Commodity Real Return
Units Issued	1,027	1,317	0	0
Units Redeemed	(791)	(1,356)	0	0
Net Increase (Decrease)	236	(39)	0	0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
PVIT - Low Duration
Units Issued	8,611	11,978	0	0
Units Redeemed	(11,800)	(15,761)	0	0
Net Increase (Decrease)	(3,189)	(3,783)	0	0
PVIT - Real Return
Units Issued	1,597	2,211	0	0
Units Redeemed	(4,114)	(7,064)	0	0
Net Increase (Decrease)	(2,517)	(4,853)	0	0
PVIT - Total Return
Units Issued	7,606	7,011	0	0
Units Redeemed	(9,047)	(17,601)	0	0
Net Increase (Decrease)	(1,441)	(10,590)	0	0
Blackrock - Global Allocation V.I.
Units Issued	2,961	6,559	0	0
Units Redeemed	(2,868)	(3,389)	0	0
Net Increase (Decrease)	93	3,170	0	0
FTVIP - Templeton Global Bond (b)
Units Issued	2,115	5,654	0	0
Units Redeemed	(3,737)	(3,271)	0	0
Net Increase (Decrease)	(1,622)	2,383	0	0
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	3,510	2,322	0	0
Units Redeemed	(2,109)	(1,316)	0	0
Net Increase (Decrease)	1,401	1,006	0	0

	Fidelity Growth and Guaranteed Income
(in thousands)	2015	2014
VIP - Government Money Market Investor Class (b)
Units Issued	1,744	867
Units Redeemed	(1,463)	(999)
Net Increase (Decrease)	281	(132)
VIP - Balanced Investor Class
Units Issued	493	772
Units Redeemed	(5,304)	(6,416)
Net Increase (Decrease)	(4,811)	(5,644)
VIP - Funds Manager 60%
Units Issued	77	204
Units Redeemed	(5,584)	(6,651)
Net Increase (Decrease)	(5,507)	(6,447)

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market (b)
2015	12,155	$20.94	$20.25	$253,816	0.80%	1.00%	0.01%	(0.77%)	(0.97%)
2014	13,073	$21.11	$20.45	$275,096	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	15,372	$21.27	$20.66	$326,278	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	17,322	$21.44	$20.86	$370,288	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	22,023	$21.58	$21.04	$474,198	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
VIP - Government Money Market Investor Class (b)
2015	87,463	$9.98	$9.17	$934,802	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2014	78,786	$9.99	$9.30	$847,543	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	84,881	$10.00	$9.43	$912,990	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	68,806	$10.01	$9.56	$747,063	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	73,170	$10.01	$9.69	$797,469	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
VIP - High Income
2015	2,027	$45.42	$43.92	$91,337	0.80%	1.00%	6.25%	(4.40%)	(4.59%)
2014	2,330	$47.51	$46.04	$109,907	0.80%	1.00%	5.25%	0.35%	0.14%
2013	2,707	$47.34	$45.97	$127,331	0.80%	1.00%	5.40%	5.10%	4.89%
2012	3,329	$45.05	$43.83	$148,951	0.80%	1.00%	5.97%	13.31%	13.08%
2011	3,385	$39.76	$38.76	$133,678	0.80%	1.00%	6.46%	3.20%	2.99%
VIP - High Income Investor Class
2015	21,807	$12.86	$20.29	$331,218	0.10%	0.25%	5.84%	(3.77%)	(3.92%)
2014	23,814	$13.37	$21.12	$378,042	0.10%	0.25%	5.12%	1.02%	0.87%
2013	26,009	$13.23	$20.93	$409,966	0.10%	0.25%	6.13%	5.84%	5.69%
2012	24,198	$12.50	$19.81	$365,487	0.10%	0.25%	6.62%	14.15%	13.98%
2011	17,762	$10.95	$17.38	$237,550	0.10%	0.25%	6.86%	3.72%	3.56%
VIP - Equity-Income
2015	4,370	$88.60	$85.68	$385,365	0.80%	1.00%	3.03%	(4.73%)	(4.92%)
2014	4,898	$93.00	$90.11	$453,370	0.80%	1.00%	2.77%	7.85%	7.63%
2013	5,477	$86.23	$83.72	$470,381	0.80%	1.00%	2.46%	27.12%	26.87%
2012	6,074	$67.83	$65.99	$410,401	0.80%	1.00%	3.06%	16.36%	16.13%
2011	6,944	$58.29	$56.83	$403,287	0.80%	1.00%	2.41%	0.17%	(0.04%)
VIP - Equity-Income Investor Class
2015	14,516	$18.37	$27.20	$255,795	0.10%	0.25%	2.95%	(4.11%)	(4.26%)
2014	15,931	$19.16	$28.41	$293,306	0.10%	0.25%	2.89%	8.52%	8.36%
2013	15,878	$17.66	$26.22	$269,681	0.10%	0.25%	2.79%	27.86%	27.67%
2012	12,632	$12.44	$20.53	$167,797	0.10%	0.25%	3.24%	16.97%	16.97%
2011	11,968	$11.79	$17.56	$135,566	0.10%	0.25%	2.54%	0.79%	0.64%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2015	3,699	$112.69	$108.98	$415,521	0.80%	1.00%	0.19%	6.32%	6.10%
2014	4,109	$105.99	$102.71	$434,211	0.80%	1.00%	0.18%	10.41%	10.18%
2013	4,468	$96.00	$93.21	$427,784	0.80%	1.00%	0.29%	35.25%	34.97%
2012	4,921	$70.98	$69.06	$348,382	0.80%	1.00%	0.58%	13.77%	13.54%
2011	5,626	$62.39	$60.83	$350,138	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
VIP - Growth Investor Class
2015	10,190	$22.65	$32.74	$225,542	0.10%	0.25%	0.11%	6.98%	6.82%
2014	9,168	$21.17	$30.65	$190,305	0.10%	0.25%	0.13%	11.09%	10.93%
2013	7,849	$19.06	$27.63	$146,881	0.10%	0.25%	0.24%	36.08%	35.88%
2012	7,312	$14.00	$20.34	$100,821	0.10%	0.25%	0.54%	14.46%	14.29%
2011	7,373	$12.23	$17.79	$89,083	0.10%	0.25%	0.29%	0.04%	(0.11%)
VIP - Overseas
2015	2,131	$44.68	$43.21	$94,915	0.80%	1.00%	1.04%	0.00%	0.00%
2014	1,494	$43.46	$42.12	$64,776	0.80%	1.00%	1.29%	(8.81%)	(9.00%)
2013	1,665	$47.66	$46.28	$79,166	0.80%	1.00%	1.34%	29.39%	29.13%
2012	1,912	$36.84	$35.84	$70,288	0.80%	1.00%	1.90%	19.77%	19.53%
2011	2,229	$30.76	$29.98	$68,423	0.80%	1.00%	1.33%	(17.83%)	(17.99%)
VIP - Overseas, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	2,208	$16.33	$15.98	$35,954	0.80%	1.00%	1.27%	(8.83%)	(9.02%)
2013	2,529	$17.91	$17.57	$45,199	0.80%	1.00%	1.41%	29.41%	29.15%
2012	2,734	$13.84	$13.60	$37,773	0.80%	1.00%	1.88%	19.74%	19.50%
2011	3,316	$11.56	$11.38	$38,254	0.80%	1.00%	1.30%	(17.81%)	(17.97%)
VIP - Overseas, Investor Class (b)
2015	13,130	$14.59	$20.18	$197,176	0.10%	0.25%	1.15%	3.45%	3.29%
2014	10,964	$14.10	$19.54	$159,847	0.10%	0.25%	1.25%	(8.26%)	(8.40%)
2013	11,193	$15.37	$21.33	$178,565	0.10%	0.25%	1.55%	30.27%	30.07%
2012	8,895	$11.80	$16.40	$109,745	0.10%	0.25%	1.86%	20.51%	20.33%
2011	9,748	$7.79	$13.63	$100,387	0.10%	0.25%	1.32%	(17.37%)	(17.49%)
VIP - Investment Grade Bond
2015	5,271	$40.31	$38.99	$210,831	0.80%	1.00%	2.29%	(1.39%)	(1.59%)
2014	5,811	$40.88	$39.62	$235,750	0.80%	1.00%	2.14%	4.98%	4.77%
2013	6,373	$38.94	$37.81	$246,448	0.80%	1.00%	2.16%	(2.56%)	(2.76%)
2012	8,206	$39.97	$38.88	$326,015	0.80%	1.00%	2.28%	5.05%	4.83%
2011	9,202	$38.05	$37.09	$348,146	0.80%	1.00%	3.26%	6.48%	6.26%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2015	39,345	$11.63	$14.93	$534,974	0.10%	0.25%	2.03%	(0.81%)	(0.96%)
2014	36,661	$11.72	$15.07	$504,641	0.10%	0.25%	2.57%	5.72%	5.57%
2013	29,206	$11.09	$14.28	$386,682	0.10%	0.25%	2.05%	(1.84%)	(1.99%)
2012	39,706	$11.30	$14.72	$537,782	0.10%	0.25%	2.46%	5.70%	5.54%
2011	34,292	$10.69	$13.80	$444,312	0.10%	0.25%	3.64%	7.14%	6.98%
VIP - Asset Manager
2015	4,390	$52.32	$50.59	$228,446	0.80%	1.00%	1.57%	(0.66%)	(0.86%)
2014	4,860	$52.66	$51.03	$254,609	0.80%	1.00%	1.46%	4.99%	4.77%
2013	5,374	$50.16	$48.70	$268,232	0.80%	1.00%	1.55%	14.78%	14.55%
2012	5,966	$43.70	$42.52	$259,473	0.80%	1.00%	1.50%	11.58%	11.35%
2011	6,766	$39.17	$38.18	$263,731	0.80%	1.00%	1.89%	(3.34%)	(3.53%)
VIP - Asset Manager Investor Class
2015	10,077	$14.77	$20.86	$168,447	0.10%	0.25%	1.37%	(0.03%)	(0.18%)
2014	9,444	$14.78	$20.90	$158,725	0.10%	0.25%	1.61%	5.63%	5.47%
2013	7,503	$13.99	$19.82	$120,888	0.10%	0.25%	1.57%	15.51%	15.33%
2012	7,075	$12.11	$17.18	$99,436	0.10%	0.25%	1.45%	12.33%	12.16%
2011	7,202	$10.78	$15.32	$90,737	0.10%	0.25%	1.99%	7.14%	(2.97%)
VIP - Index 500
2015	67,188	$20.75	$59.75	$1,692,165	0.10%	1.00%	1.47%	1.23%	0.32%
2014	58,635	$20.50	$59.56	$1,529,550	0.10%	1.00%	1.82%	13.46%	12.43%
2013	48,345	$18.07	$52.97	$1,182,394	0.10%	1.00%	2.10%	32.11%	30.92%
2012	36,115	$13.14	$40.46	$741,824	0.10%	1.00%	2.16%	15.80%	14.75%
2011	33,267	$11.81	$35.26	$631,447	0.10%	1.00%	1.94%	1.94%	1.02%
VIP - Asset Manager: Growth
2015	2,127	$34.74	$33.59	$73,395	0.80%	1.00%	1.14%	(0.72%)	(0.92%)
2014	2,426	$34.99	$33.91	$84,329	0.80%	1.00%	1.06%	5.03%	4.82%
2013	2,621	$33.32	$32.35	$86,824	0.80%	1.00%	1.00%	21.43%	21.19%
2012	2,936	$27.44	$26.69	$80,108	0.80%	1.00%	1.40%	14.52%	14.29%
2011	3,298	$23.96	$23.35	$78,604	0.80%	1.00%	1.56%	(6.92%)	(7.11%)
VIP - Asset Manager: Growth Investor Class
2015	5,750	$16.02	$23.34	$99,671	0.10%	0.25%	0.89%	(0.09%)	(0.24%)
2014	4,639	$16.04	$23.40	$81,069	0.10%	0.25%	1.24%	5.68%	5.53%
2013	3,228	$15.17	$22.17	$53,782	0.10%	0.25%	1.13%	22.18%	22.00%
2012	2,464	$12.42	$18.17	$33,901	0.10%	0.25%	1.30%	15.31%	15.13%
2011	2,688	$10.77	$15.79	$32,345	0.10%	0.25%	1.65%	(6.37%)	(6.51%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2015	12,097	$74.36	$71.91	$896,427	0.80%	1.00%	0.96%	(0.13%)	(0.34%)
2014	13,244	$74.46	$72.16	$982,780	0.80%	1.00%	0.94%	11.05%	10.82%
2013	14,519	$67.06	$65.11	$970,548	0.80%	1.00%	1.06%	30.24%	29.97%
2012	16,248	$51.49	$50.09	$834,104	0.80%	1.00%	1.32%	15.48%	15.25%
2011	18,231	$44.59	$43.47	$810,642	0.80%	1.00%	0.97%	(3.30%)	(3.50%)
VIP - Contrafund Investor Class
2015	52,662	$19.65	$29.97	$1,103,579	0.10%	0.25%	0.83%	0.49%	0.34%
2014	49,771	$19.55	$29.87	$1,042,796	0.10%	0.25%	0.94%	11.74%	11.57%
2013	47,175	$17.49	$26.77	$888,842	0.10%	0.25%	1.09%	31.02%	30.83%
2012	41,581	$13.35	$20.46	$601,894	0.10%	0.25%	1.32%	16.22%	16.05%
2011	39,873	$11.49	$17.63	$500,602	0.10%	0.25%	0.96%	(2.71%)	(2.86%)
VIP - Balanced
2015	5,610	$27.90	$26.98	$155,306	0.80%	1.00%	1.45%	(0.21%)	(0.42%)
2014	5,826	$27.96	$27.09	$161,491	0.80%	1.00%	1.52%	9.38%	9.16%
2013	5,952	$25.56	$24.82	$150,888	0.80%	1.00%	1.57%	18.70%	18.46%
2012	6,034	$21.54	$20.95	$128,923	0.80%	1.00%	1.68%	14.14%	13.91%
2011	6,610	$18.87	$18.39	$123,829	0.80%	1.00%	1.55%	(4.38%)	(4.58%)
VIP - Balanced Investor Class
2015	119,867	$16.87	$24.82	$2,062,773	0.10%	1.40%	1.31%	0.42%	(0.74%)
2014	112,351	$16.80	$25.04	$1,907,723	0.10%	1.40%	1.50%	10.07%	8.64%
2013	108,473	$15.26	$23.05	$1,663,003	0.10%	1.40%	1.56%	19.42%	17.87%
2012	104,248	$12.78	$20.47	$1,324,469	0.10%	1.40%	1.66%	14.87%	14.70%
2011	106,462	$11.13	$17.25	$1,182,160	0.10%	1.40%	1.58%	(3.81%)	(5.06%)
VIP - Dynamic Capital Appreciation
2015	1,242	$26.47	$25.82	$32,744	0.80%	1.00%	0.43%	0.49%	0.28%
2014	1,355	$26.34	$25.75	$35,546	0.80%	1.00%	0.47%	10.04%	9.82%
2013	1,342	$23.94	$23.44	$32,005	0.80%	1.00%	0.40%	37.43%	37.15%
2012	1,111	$17.42	$17.09	$19,288	0.80%	1.00%	0.75%	21.74%	21.49%
2011	899	$14.31	$14.07	$12,831	0.80%	1.00%	0.23%	(3.46%)	(3.66%)
VIP - Dynamic Capital Appreciation Investor Class
2015	6,605	$21.59	$34.29	$150,637	0.10%	0.25%	0.32%	1.12%	0.96%
2014	5,719	$21.36	$33.96	$129,355	0.10%	0.25%	0.42%	10.68%	10.51%
2013	4,741	$19.29	$30.73	$97,349	0.10%	0.25%	0.40%	38.38%	38.17%
2012	2,276	$13.94	$22.24	$34,253	0.10%	0.25%	0.66%	22.39%	22.21%
2011	1,702	$11.39	$18.20	$21,200	0.10%	0.25%	0.19%	(2.74%)	(2.89%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2015	3,886	$30.12	$29.13	$116,314	0.80%	1.00%	1.84%	(3.05%)	(3.25%)
2014	4,421	$31.07	$30.11	$136,468	0.80%	1.00%	1.73%	9.59%	9.37%
2013	4,724	$28.35	$27.53	$133,169	0.80%	1.00%	1.88%	32.50%	32.23%
2012	5,052	$21.40	$20.82	$107,512	0.80%	1.00%	2.25%	17.61%	17.37%
2011	5,404	$18.19	$17.74	$97,795	0.80%	1.00%	1.73%	0.80%	0.59%
VIP - Growth & Income Investor Class
2015	7,477	$20.40	$27.99	$149,283	0.10%	0.25%	1.67%	(2.42%)	(2.57%)
2014	8,231	$20.91	$28.72	$168,988	0.10%	0.25%	1.97%	10.22%	10.06%
2013	6,332	$18.97	$26.10	$118,704	0.10%	0.25%	2.21%	33.38%	33.18%
2012	3,549	$14.22	$19.60	$49,888	0.10%	0.25%	2.51%	18.34%	18.16%
2011	2,617	$12.02	$16.58	$31,198	0.10%	0.25%	1.80%	1.43%	1.28%
VIP - Growth Opportunities
2015	3,689	$25.18	$24.35	$92,342	0.80%	1.00%	0.19%	4.76%	4.55%
2014	3,284	$24.04	$23.29	$78,483	0.80%	1.00%	0.21%	11.30%	11.08%
2013	3,898	$21.60	$20.97	$83,770	0.80%	1.00%	0.31%	36.80%	36.52%
2012	4,327	$15.79	$15.36	$68,001	0.80%	1.00%	0.39%	18.65%	18.41%
2011	4,592	$13.31	$12.97	$60,853	0.80%	1.00%	0.17%	1.48%	1.28%
VIP - Growth Opportunities Investor Class
2015	10,801	$24.16	$40.06	$249,688	0.10%	0.25%	0.09%	5.44%	5.28%
2014	5,767	$22.92	$38.05	$127,583	0.10%	0.25%	0.15%	11.98%	11.81%
2013	5,767	$20.46	$34.03	$114,008	0.10%	0.25%	0.28%	37.63%	37.43%
2012	4,978	$14.87	$24.76	$71,790	0.10%	0.25%	0.33%	19.42%	19.24%
2011	4,161	$12.45	$20.77	$50,498	0.10%	0.25%	0.12%	2.08%	1.93%
VIP - Mid Cap
2015	8,838	$37.09	$35.93	$326,112	0.80%	1.00%	0.26%	(2.18%)	(2.38%)
2014	9,676	$37.91	$36.81	$365,029	0.80%	1.00%	0.25%	5.44%	5.22%
2013	10,853	$35.96	$34.98	$388,500	0.80%	1.00%	0.51%	35.14%	34.87%
2012	12,113	$26.61	$25.94	$320,946	0.80%	1.00%	0.59%	13.91%	13.68%
2011	14,739	$23.36	$22.82	$343,027	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
VIP - Mid Cap Investor Class
2015	23,068	$16.87	$30.05	$460,856	0.10%	0.25%	0.17%	(1.57%)	(1.72%)
2014	21,604	$17.13	$30.58	$442,609	0.10%	0.25%	0.18%	6.10%	5.94%
2013	21,157	$16.15	$28.86	$413,891	0.10%	0.25%	0.48%	35.94%	35.74%
2012	18,688	$11.88	$21.26	$274,541	0.10%	0.25%	0.53%	14.63%	14.45%
2011	20,885	$10.36	$18.58	$270,193	0.10%	0.25%	0.17%	(10.78%)	(10.92%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2015	1,966	$22.78	$22.22	$44,549	0.80%	1.00%	1.07%	(3.76%)	(3.96%)
2014	2,106	$23.67	$23.14	$49,610	0.80%	1.00%	0.95%	5.94%	5.73%
2013	2,749	$22.34	$21.89	$61,148	0.80%	1.00%	0.89%	29.45%	29.19%
2012	3,094	$17.26	$16.94	$53,219	0.80%	1.00%	0.63%	26.26%	26.00%
2011	3,181	$13.67	$13.45	$43,338	0.80%	1.00%	0.96%	(9.54%)	(9.72%)
VIP - Value Strategies Investor Class
2015	4,941	$18.86	$39.02	$95,079	0.10%	0.25%	0.88%	(3.17%)	(3.31%)
2014	3,991	$19.47	$40.36	$79,927	0.10%	0.25%	0.95%	6.56%	6.40%
2013	4,609	$18.28	$37.93	$86,833	0.10%	0.25%	0.88%	30.32%	30.12%
2012	4,026	$14.02	$29.15	$58,912	0.10%	0.25%	0.59%	27.08%	26.89%
2011	3,595	$11.04	$22.97	$41,124	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
VIP - Utilities
2015	1,036	$19.70	$19.13	$20,345	0.80%	1.00%	2.13%	(11.43%)	(11.61%)
2014	1,509	$22.24	$21.65	$33,446	0.80%	1.00%	1.84%	20.80%	20.56%
2013	1,282	$18.41	$17.96	$23,539	0.80%	1.00%	2.37%	20.05%	19.81%
2012	1,538	$15.34	$14.99	$23,523	0.80%	1.00%	2.45%	6.54%	6.32%
2011	1,859	$14.39	$14.09	$26,682	0.80%	1.00%	2.29%	12.30%	12.07%
VIP - Utilities Investor Class
2015	2,740	$16.63	$20.73	$52,489	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	4,136	$18.66	$23.30	$87,778	0.10%	0.25%	1.95%	21.52%	21.34%
2013	2,644	$15.36	$19.20	$46,875	0.10%	0.25%	2.37%	20.80%	20.62%
2012	2,633	$12.71	$15.92	$38,809	0.10%	0.25%	2.63%	7.25%	7.09%
2011	3,112	$11.85	$14.86	$42,820	0.10%	0.25%	2.93%	13.00%	12.83%
VIP - Technology
2015	2,727	$23.12	$22.46	$62,818	0.80%	1.00%	0.10%	5.42%	5.20%
2014	2,799	$21.94	$21.35	$61,188	0.80%	1.00%	0.10%	11.01%	10.79%
2013	2,789	$19.76	$19.27	$54,950	0.80%	1.00%	0.15%	26.79%	26.53%
2012	3,484	$15.59	$15.23	$54,149	0.80%	1.00%	—	16.57%	16.34%
2011	4,803	$13.37	$13.09	$64,087	0.80%	1.00%	—	(10.50%)	(10.68%)
VIP - Technology Investor Class
2015	9,341	$19.85	$46.06	$220,710	0.10%	0.25%	0.04%	5.98%	5.82%
2014	7,247	$18.73	$43.53	$163,974	0.10%	0.25%	0.05%	11.75%	11.58%
2013	5,373	$16.76	$39.01	$110,744	0.10%	0.25%	0.10%	27.60%	27.41%
2012	5,183	$13.14	$30.62	$84,371	0.10%	0.25%	—	17.40%	17.22%
2011	5,008	$11.19	$26.12	$70,785	0.10%	0.25%	—	(10.01%)	(10.15%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2015	2,032	$20.87	$20.27	$42,287	0.80%	1.00%	1.27%	(21.18%)	(21.34%)
2014	2,469	$26.47	$25.77	$65,148	0.80%	1.00%	0.83%	(13.30%)	(13.47%)
2013	2,814	$30.53	$29.78	$85,693	0.80%	1.00%	0.87%	23.49%	23.24%
2012	3,600	$24.73	$24.16	$88,786	0.80%	1.00%	0.95%	4.15%	3.94%
2011	4,927	$23.74	$23.25	$116,665	0.80%	1.00%	0.98%	(5.75%)	(5.94%)
VIP - Energy Investor Class
2015	7,358	$11.23	$16.71	$89,810	0.10%	0.25%	0.86%	(20.66%)	(20.78%)
2014	5,935	$14.16	$21.09	$92,315	0.10%	0.25%	0.80%	(12.73%)	(12.86%)
2013	5,402	$16.22	$24.21	$96,642	0.10%	0.25%	0.88%	24.26%	24.07%
2012	5,665	$13.06	$19.51	$82,204	0.10%	0.25%	0.88%	4.81%	4.65%
2011	6,916	$12.46	$18.64	$96,552	0.10%	0.25%	0.96%	(5.19%)	(5.33%)
VIP - Health Care
2015	5,141	$39.82	$38.68	$203,956	0.80%	1.00%	—	5.52%	5.30%
2014	5,618	$37.74	$36.73	$211,292	0.80%	1.00%	—	31.77%	31.50%
2013	5,230	$28.64	$27.93	$149,383	0.80%	1.00%	—	54.88%	54.57%
2012	3,275	$18.49	$18.07	$60,385	0.80%	1.00%	0.43%	19.84%	19.59%
2011	3,043	$15.43	$15.11	$46,834	0.80%	1.00%	—	7.44%	7.23%
VIP - Health Care Investor Class
2015	20,980	$34.23	$50.14	$752,405	0.10%	0.25%	—	6.18%	6.02%
2014	17,951	$32.24	$47.29	$610,573	0.10%	0.25%	—	32.59%	32.39%
2013	13,509	$24.31	$35.72	$348,400	0.10%	0.25%	—	55.85%	55.62%
2012	6,296	$15.60	$22.95	$105,308	0.10%	0.25%	0.39%	20.55%	20.37%
2011	4,588	$12.94	$19.07	$63,726	0.10%	0.25%	—	8.15%	7.99%
VIP - Financial Services
2015	1,548	$12.16	$11.81	$18,768	0.80%	1.00%	1.19%	(4.46%)	(4.66%)
2014	1,690	$12.73	$12.39	$21,441	0.80%	1.00%	1.08%	9.99%	9.77%
2013	2,162	$11.57	$11.28	$24,936	0.80%	1.00%	1.23%	32.79%	32.52%
2012	1,833	$8.71	$8.52	$15,938	0.80%	1.00%	1.24%	27.51%	27.25%
2011	1,594	$6.83	$6.69	$10,884	0.80%	1.00%	0.40%	(21.10%)	(21.26%)
VIP - Financial Services Investor Class
2015	6,101	$16.62	$26.06	$80,741	0.10%	0.25%	1.12%	(3.78%)	(3.92%)
2014	5,492	$17.27	$27.12	$75,988	0.10%	0.25%	1.28%	10.64%	10.48%
2013	4,475	$15.61	$24.55	$54,149	0.10%	0.25%	1.28%	33.60%	33.40%
2012	3,068	$11.68	$18.40	$27,690	0.10%	0.25%	1.34%	28.23%	28.04%
2011	1,781	$9.11	$14.37	$12,218	0.10%	0.25%	0.29%	(20.55%)	(20.66%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2015	927	$35.44	$34.42	$32,740	0.80%	1.00%	1.03%	(2.67%)	(2.87%)
2014	1,176	$36.41	$35.43	$42,638	0.80%	1.00%	0.77%	5.36%	5.14%
2013	1,469	$34.56	$33.70	$50,583	0.80%	1.00%	0.88%	38.68%	38.40%
2012	1,153	$24.92	$24.35	$28,615	0.80%	1.00%	1.30%	18.86%	18.62%
2011	1,512	$20.96	$20.53	$31,582	0.80%	1.00%	0.87%	(5.41%)	(5.60%)
VIP - Industrials Investor Class
2015	4,062	$20.12	$35.40	$95,187	0.10%	0.25%	0.86%	(2.07%)	(2.21%)
2014	4,503	$20.55	$36.20	$109,165	0.10%	0.25%	0.75%	6.05%	5.89%
2013	5,091	$19.37	$34.19	$116,944	0.10%	0.25%	1.04%	39.58%	39.37%
2012	2,477	$13.88	$24.53	$41,830	0.10%	0.25%	1.24%	19.53%	19.35%
2011	2,836	$11.61	$20.55	$40,592	0.10%	0.25%	0.81%	(4.79%)	(4.94%)
VIP - Consumer Discretionary
2015	1,507	$24.70	$23.99	$37,055	0.80%	1.00%	0.39%	3.87%	3.66%
2014	817	$23.77	$23.14	$19,323	0.80%	1.00%	0.42%	8.76%	8.54%
2013	1,334	$21.86	$21.32	$29,023	0.80%	1.00%	0.15%	39.97%	39.69%
2012	708	$15.62	$15.26	$11,006	0.80%	1.00%	0.38%	20.69%	20.44%
2011	531	$12.94	$12.67	$6,865	0.80%	1.00%	0.50%	(2.53%)	(2.73%)
VIP - Consumer Discretionary Investor Class
2015	6,264	$23.24	$42.23	$150,613	0.10%	0.25%	0.31%	4.56%	4.40%
2014	3,414	$22.23	$40.45	$79,154	0.10%	0.25%	0.40%	9.47%	9.31%
2013	4,609	$20.30	$37.01	$98,967	0.10%	0.25%	0.11%	40.91%	40.70%
2012	1,640	$14.41	$26.30	$24,949	0.10%	0.25%	0.34%	21.33%	21.14%
2011	1,069	$11.88	$21.71	$13,369	0.10%	0.25%	0.42%	(1.86%)	(2.00%)
VIP - Real Estate
2015	1,557	$33.00	$32.19	$51,224	0.80%	1.00%	1.73%	2.88%	2.67%
2014	1,746	$32.07	$31.35	$55,826	0.80%	1.00%	1.87%	29.14%	28.88%
2013	1,667	$24.84	$24.33	$41,306	0.80%	1.00%	1.46%	1.01%	0.81%
2012	2,372	$24.59	$24.13	$58,188	0.80%	1.00%	1.50%	17.62%	17.38%
2011	2,243	$20.91	$20.56	$46,797	0.80%	1.00%	1.05%	7.22%	7.01%
VIP - Real Estate Investor Class
2015	9,497	$18.96	$46.09	$202,459	0.10%	0.25%	1.55%	3.54%	3.38%
2014	9,620	$18.31	$44.58	$199,704	0.10%	0.25%	1.98%	29.89%	29.70%
2013	7,818	$14.10	$34.37	$127,117	0.10%	0.25%	1.59%	1.71%	1.55%
2012	7,330	$13.86	$33.85	$120,529	0.10%	0.25%	1.59%	18.31%	18.13%
2011	5,319	$11.72	$28.65	$74,345	0.10%	0.25%	1.10%	7.93%	7.76%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2015	4,189	$17.71	$17.30	$73,928	0.80%	1.00%	3.26%	(2.41%)	(2.61%)
2014	4,970	$18.15	$17.76	$89,899	0.80%	1.00%	2.83%	2.77%	2.57%
2013	5,762	$17.66	$17.32	$101,470	0.80%	1.00%	3.60%	(0.51%)	(0.71%)
2012	7,947	$17.75	$17.44	$140,715	0.80%	1.00%	3.56%	9.61%	9.39%
2011	8,650	$16.19	$15.94	$139,754	0.80%	1.00%	4.15%	3.83%	3.62%
VIP - Strategic Income Investor Class
2015	56,923	$12.04	$17.48	$842,611	0.10%	0.25%	3.02%	(1.76%)	(1.90%)
2014	60,131	$12.25	$17.82	$912,285	0.10%	0.25%	3.04%	3.48%	3.33%
2013	58,891	$11.84	$17.25	$872,838	0.10%	0.25%	3.81%	0.16%	0.01%
2012	66,834	$11.82	$17.24	$1,001,583	0.10%	0.25%	3.87%	10.39%	10.23%
2011	54,717	$10.71	$15.64	$754,252	0.10%	0.25%	4.54%	4.45%	4.29%
VIP - Growth Strategies (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	415	$18.28	$17.93	$7,562	0.80%	1.00%	0.11%	12.67%	12.44%
2013	435	$16.22	$15.95	$7,025	0.80%	1.00%	0.02%	36.16%	35.88%
2012	357	$11.92	$11.74	$4,251	0.80%	1.00%	—	10.81%	10.58%
2011	422	$10.75	$10.61	$4,524	0.80%	1.00%	—	(9.72%)	(9.90%)
VIP - Growth Strategies Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,388	$19.11	$31.82	$26,308	0.10%	0.25%	0.11%	13.48%	13.31%
2013	905	$16.84	$28.08	$15,290	0.10%	0.25%	0.01%	36.86%	36.65%
2012	523	$12.31	$20.55	$6,514	0.10%	0.25%	—	11.56%	11.39%
2011	589	$11.03	$18.45	$6,664	0.10%	0.25%	—	(9.14%)	(9.28%)
VIP - International Capital Appreciation (a)
2015	1,006	$16.03	$15.70	$16,086	0.80%	1.00%	0.00%	0.00%	0.00%
VIP - International Capital Appreciation, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,037	$15.66	$15.36	$16,199	0.80%	1.00%	0.40%	2.20%	1.99%
2013	1,061	$15.32	$15.06	$16,213	0.80%	1.00%	0.68%	20.68%	20.43%
2012	1,388	$12.70	$12.51	$17,594	0.80%	1.00%	1.01%	24.89%	24.64%
2011	948	$10.17	$10.03	$9,625	0.80%	1.00%	0.84%	(13.27%)	(13.44%)
VIP - International Capital Appreciation Investor Class (b)
2015	9,051	$16.76	$32.00	$150,792	0.10%	0.25%	0.26%	3.05%	2.90%
2014	6,282	$16.26	$31.09	$102,163	0.10%	0.25%	0.38%	2.80%	2.65%
2013	5,063	$15.82	$30.29	$80,713	0.10%	0.25%	0.74%	21.38%	21.20%
2012	2,789	$13.03	$24.99	$36,801	0.10%	0.25%	1.15%	25.68%	25.49%
2011	2,160	$10.37	$19.92	$22,731	0.10%	0.25%	0.90%	(12.72%)	(12.85%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	506	$15.16	$14.87	$7,648	0.80%	1.00%	1.18%	12.15%	11.93%
2013	576	$13.52	$13.29	$7,765	0.80%	1.00%	0.58%	34.09%	33.82%
2012	480	$10.08	$9.93	$4,820	0.80%	1.00%	2.14%	13.08%	12.85%
2011	656	$8.92	$8.80	$5,837	0.80%	1.00%	1.24%	(8.73%)	(8.91%)
VIP - Value Leaders Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,200	$18.15	$26.23	$19,647	0.10%	0.25%	1.21%	12.83%	12.66%
2013	1,208	$16.09	$23.28	$17,633	0.10%	0.25%	0.60%	34.95%	34.75%
2012	844	$10.02	$17.28	$9,074	0.10%	0.25%	2.09%	13.81%	13.63%
2011	1,237	$10.48	$15.20	$11,967	0.10%	0.25%	1.37%	(8.19%)	(8.33%)
VIP - Value
2015	1,253	$17.88	$17.50	$22,310	0.80%	1.00%	1.16%	(1.54%)	(1.74%)
2014	1,221	$18.16	$17.81	$22,098	0.80%	1.00%	1.42%	10.52%	10.30%
2013	1,142	$16.43	$16.15	$18,690	0.80%	1.00%	1.19%	31.40%	31.13%
2012	947	$12.50	$12.32	$11,810	0.80%	1.00%	1.67%	19.93%	19.69%
2011	1,260	$10.43	$10.29	$13,110	0.80%	1.00%	0.92%	(3.28%)	(3.48%)
VIP - Value Investor Class
2015	5,841	$19.99	$34.98	$113,286	0.10%	0.25%	1.03%	(0.86%)	(1.00%)
2014	5,046	$20.16	$35.33	$98,656	0.10%	0.25%	1.47%	11.17%	11.00%
2013	3,681	$18.14	$31.83	$65,290	0.10%	0.25%	1.32%	32.28%	32.09%
2012	2,318	$13.71	$24.10	$31,410	0.10%	0.25%	1.66%	20.71%	20.53%
2011	2,506	$11.36	$19.99	$28,158	0.10%	0.25%	0.90%	(2.69%)	(2.84%)
VIP - Growth Stock (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	930	$21.29	$20.88	$19,736	0.80%	1.00%	0.86%	11.69%	11.46%
2013	839	$19.06	$18.74	$15,953	0.80%	1.00%	0.59%	33.80%	33.53%
2012	777	$14.25	$14.03	$11,043	0.80%	1.00%	0.85%	17.43%	17.20%
2011	700	$12.13	$11.97	$8,485	0.80%	1.00%	—	0.01%	(0.19%)
VIP - Growth Stock Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	4,630	$21.55	$35.00	$102,903	0.10%	0.25%	0.81%	12.41%	12.24%
2013	3,793	$19.17	$31.18	$75,655	0.10%	0.25%	0.58%	34.60%	34.40%
2012	2,920	$14.24	$23.20	$43,267	0.10%	0.25%	0.93%	18.27%	18.09%
2011	1,742	$12.04	$19.65	$22,177	0.10%	0.25%	—	0.57%	0.42%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2015	785	$14.02	$14.02	$11,005	0.80%	0.80%	1.58%	(1.14%)	(1.14%)
2014	897	$14.18	$14.18	$12,717	0.80%	0.80%	1.53%	2.95%	2.95%
2013	868	$13.78	$13.78	$11,966	0.80%	0.80%	1.59%	4.70%	4.70%
2012	887	$13.16	$13.16	$11,668	0.80%	0.80%	1.57%	5.67%	5.67%
2011	770	$12.45	$12.45	$9,591	0.80%	0.80%	1.75%	0.82%	0.82%
VIP - Freedom Income Investor Class
2015	4,343	$12.18	$14.98	$60,816	0.10%	0.25%	1.48%	(0.47%)	(0.62%)
2014	4,441	$12.24	$15.07	$62,053	0.10%	0.25%	1.58%	3.70%	3.54%
2013	4,120	$11.80	$14.56	$56,010	0.10%	0.25%	1.80%	5.32%	5.16%
2012	2,650	$11.20	$13.84	$35,059	0.10%	0.25%	1.61%	6.44%	6.27%
2011	2,276	$10.53	$13.03	$28,303	0.10%	0.25%	1.75%	1.44%	1.29%
VIP - Freedom 2005
2015	410	$15.06	$15.06	$6,179	0.80%	0.80%	1.64%	(1.05%)	(1.05%)
2014	480	$15.22	$15.22	$7,305	0.80%	0.80%	1.69%	3.46%	3.46%
2013	447	$14.71	$14.71	$6,574	0.80%	0.80%	1.69%	8.86%	8.86%
2012	424	$13.51	$13.51	$5,723	0.80%	0.80%	1.70%	8.68%	8.68%
2011	397	$12.43	$12.43	$4,940	0.80%	0.80%	1.85%	(0.62%)	(0.62%)
VIP - Freedom 2005 Investor Class
2015	1,143	$13.42	$18.31	$17,584	0.10%	0.25%	1.69%	(0.41%)	(0.56%)
2014	1,279	$13.48	$18.42	$19,848	0.10%	0.25%	1.74%	4.14%	3.99%
2013	1,074	$12.94	$17.71	$16,204	0.10%	0.25%	1.68%	9.62%	9.46%
2012	900	$11.81	$16.18	$12,341	0.10%	0.25%	1.86%	9.50%	9.33%
2011	673	$10.78	$14.80	$8,618	0.10%	0.25%	1.76%	(0.08%)	(0.23%)
VIP - Freedom 2010
2015	719	$16.07	$16.07	$11,549	0.80%	0.80%	1.73%	(1.09%)	(1.09%)
2014	864	$16.25	$16.25	$14,043	0.80%	0.80%	1.59%	3.69%	3.69%
2013	958	$15.67	$15.67	$15,005	0.80%	0.80%	1.69%	12.58%	12.58%
2012	1,036	$13.92	$13.92	$14,411	0.80%	0.80%	1.86%	10.88%	10.88%
2011	1,196	$12.55	$12.55	$15,014	0.80%	0.80%	1.95%	(0.99%)	(0.99%)
VIP - Freedom 2010 Investor Class
2015	3,254	$14.30	$19.88	$53,848	0.10%	0.25%	1.62%	(0.44%)	(0.59%)
2014	3,359	$14.36	$20.00	$55,984	0.10%	0.25%	1.67%	4.46%	4.30%
2013	3,517	$13.75	$19.17	$55,875	0.10%	0.25%	1.77%	13.29%	13.12%
2012	3,482	$12.14	$16.95	$49,023	0.10%	0.25%	1.87%	11.70%	11.54%
2011	3,649	$10.87	$15.19	$46,201	0.10%	0.25%	2.02%	(0.45%)	(0.60%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2015	1,599	$16.45	$16.45	$26,304	0.80%	0.80%	1.76%	(1.13%)	(1.13%)
2014	1,816	$16.64	$16.64	$30,216	0.80%	0.80%	1.63%	3.86%	3.86%
2013	1,895	$16.02	$16.02	$30,357	0.80%	0.80%	1.75%	13.50%	13.50%
2012	2,006	$14.11	$14.11	$28,314	0.80%	0.80%	2.05%	11.33%	11.33%
2011	2,255	$12.68	$12.68	$28,585	0.80%	0.80%	1.99%	(1.15%)	(1.15%)
VIP - Freedom 2015 Investor Class
2015	5,267	$14.51	$20.41	$88,610	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	5,488	$14.57	$20.54	$93,183	0.10%	0.25%	1.66%	4.54%	4.38%
2013	5,463	$13.94	$19.67	$88,922	0.10%	0.25%	1.87%	14.24%	14.07%
2012	4,984	$12.20	$17.25	$71,657	0.10%	0.25%	2.01%	11.98%	11.82%
2011	4,778	$10.90	$15.42	$61,744	0.10%	0.25%	2.08%	(0.43%)	(0.58%)
VIP - Freedom 2020
2015	1,557	$16.56	$16.56	$25,783	0.80%	0.80%	1.75%	(1.07%)	(1.07%)
2014	1,743	$16.74	$16.74	$29,169	0.80%	0.80%	1.58%	3.99%	3.99%
2013	1,826	$16.09	$16.09	$29,388	0.80%	0.80%	1.76%	15.09%	15.09%
2012	1,852	$13.98	$13.98	$25,900	0.80%	0.80%	2.03%	12.47%	12.47%
2011	1,869	$12.43	$12.43	$23,240	0.80%	0.80%	2.08%	(1.82%)	(1.82%)
VIP - Freedom 2020 Investor Class
2015	9,883	$15.03	$21.99	$167,386	0.10%	0.25%	1.61%	(0.45%)	(0.60%)
2014	10,057	$15.10	$22.12	$171,670	0.10%	0.25%	1.74%	4.65%	4.49%
2013	8,641	$14.43	$21.17	$142,627	0.10%	0.25%	1.88%	15.85%	15.67%
2012	7,766	$12.46	$18.30	$111,109	0.10%	0.25%	2.11%	13.19%	13.01%
2011	7,320	$11.01	$16.19	$92,725	0.10%	0.25%	2.21%	(1.21%)	(1.36%)
VIP - Freedom 2025
2015	793	$17.41	$17.41	$13,804	0.80%	0.80%	1.74%	(0.98%)	(0.98%)
2014	927	$17.58	$17.58	$16,302	0.80%	0.80%	1.58%	4.22%	4.22%
2013	961	$16.87	$16.87	$16,215	0.80%	0.80%	1.96%	18.99%	18.99%
2012	857	$14.18	$14.18	$12,151	0.80%	0.80%	1.84%	14.18%	14.18%
2011	909	$12.42	$12.42	$11,282	0.80%	0.80%	1.91%	(2.89%)	(2.89%)
VIP - Freedom 2025 Investor Class
2015	8,235	$15.88	$23.51	$146,171	0.10%	0.25%	1.43%	(0.42%)	(0.57%)
2014	7,242	$15.95	$23.65	$129,695	0.10%	0.25%	1.70%	4.94%	4.78%
2013	6,194	$15.20	$22.57	$106,760	0.10%	0.25%	2.11%	19.83%	19.65%
2012	4,607	$12.68	$18.86	$67,147	0.10%	0.25%	2.30%	14.94%	14.77%
2011	3,774	$11.03	$16.44	$48,490	0.10%	0.25%	2.24%	(2.38%)	(2.53%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2015	1,011	$17.20	$17.20	$17,385	0.80%	0.80%	1.55%	(1.03%)	(1.03%)
2014	1,003	$17.38	$17.38	$17,423	0.80%	0.80%	1.58%	4.12%	4.12%
2013	1,025	$16.69	$16.69	$17,116	0.80%	0.80%	1.76%	20.69%	20.69%
2012	1,072	$13.83	$13.83	$14,829	0.80%	0.80%	2.12%	14.65%	14.65%
2011	1,070	$12.06	$12.06	$12,903	0.80%	0.80%	2.05%	(3.37%)	(3.37%)
VIP - Freedom 2030 Investor Class
2015	7,618	$16.21	$24.43	$134,531	0.10%	0.25%	1.38%	(0.42%)	(0.57%)
2014	6,811	$16.28	$24.56	$121,507	0.10%	0.25%	1.57%	4.72%	4.57%
2013	5,995	$15.55	$23.49	$102,899	0.10%	0.25%	1.98%	21.60%	21.41%
2012	4,355	$12.78	$19.35	$62,374	0.10%	0.25%	2.26%	15.38%	15.21%
2011	3,797	$11.08	$16.79	$47,581	0.10%	0.25%	2.17%	(2.87%)	(3.02%)
VIP - Freedom Lifetime Income I
2015	755	$15.39	$15.39	$11,638	0.60%	0.60%	1.77%	(0.95%)	(0.95%)
2014	801	$15.54	$15.54	$12,440	0.60%	0.60%	1.91%	4.05%	4.05%
2013	718	$14.93	$14.93	$10,717	0.60%	0.60%	1.83%	9.31%	9.31%
2012	719	$13.66	$13.66	$9,829	0.60%	0.60%	1.98%	9.76%	9.76%
2011	692	$12.45	$12.45	$8,620	0.60%	0.60%	2.31%	(0.12%)	(0.12%)
VIP - Freedom Lifetime Income II
2015	1,845	$16.06	$16.06	$29,658	0.60%	0.60%	1.69%	(0.83%)	(0.83%)
2014	1,775	$16.20	$16.20	$28,755	0.60%	0.60%	1.97%	4.43%	4.43%
2013	1,450	$15.51	$15.51	$22,505	0.60%	0.60%	1.88%	12.08%	12.08%
2012	1,385	$13.84	$13.84	$19,164	0.60%	0.60%	2.05%	10.93%	10.93%
2011	1,287	$12.48	$12.48	$16,061	0.60%	0.60%	2.34%	(0.35%)	(0.35%)
VIP - Freedom Lifetime Income III
2015	1,111	$17.08	$17.08	$18,975	0.60%	0.60%	1.58%	(0.87%)	(0.87%)
2014	892	$17.23	$17.23	$15,373	0.60%	0.60%	2.03%	4.67%	4.67%
2013	702	$16.46	$16.46	$11,559	0.60%	0.60%	1.91%	19.70%	19.70%
2012	605	$13.75	$13.75	$8,306	0.60%	0.60%	2.32%	14.50%	14.50%
2011	568	$12.01	$12.01	$6,821	0.60%	0.60%	2.14%	(2.95%)	(2.95%)
VIP - Disciplined Small Cap
2015	1,804	$15.65	$15.34	$28,161	0.80%	1.00%	0.43%	(2.77%)	(2.97%)
2014	1,981	$16.09	$15.81	$31,817	0.80%	1.00%	0.36%	4.44%	4.23%
2013	2,738	$15.41	$15.17	$42,103	0.80%	1.00%	0.56%	37.25%	36.97%
2012	1,679	$11.23	$11.08	$18,804	0.80%	1.00%	1.94%	18.05%	17.81%
2011	1,923	$9.51	$9.40	$18,262	0.80%	1.00%	0.48%	(2.15%)	(2.35%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class
2015	9,410	$20.59	$30.38	$174,353	0.10%	0.25%	0.31%	(2.10%)	(2.25%)
2014	8,358	$21.03	$31.08	$159,191	0.10%	0.25%	0.33%	5.05%	4.89%
2013	9,367	$20.02	$29.63	$169,772	0.10%	0.25%	0.56%	38.04%	37.84%
2012	4,469	$14.51	$21.50	$59,020	0.10%	0.25%	1.91%	18.84%	18.66%
2011	4,347	$12.21	$18.12	$49,155	0.10%	0.25%	0.43%	(1.45%)	(1.59%)
VIP - FundsManager 20%
2015	49,271	$12.26	$13.01	$665,602	0.10%	1.00%	1.26%	(0.13%)	(1.03%)
2014	50,895	$12.27	$13.15	$689,187	0.10%	1.00%	1.31%	4.02%	3.08%
2013	47,822	$11.80	$12.76	$626,307	0.10%	1.00%	1.24%	5.52%	4.57%
2012	46,646	$11.18	$12.20	$582,542	0.10%	1.00%	1.51%	5.48%	4.52%
2011	39,623	$10.60	$11.67	$472,645	0.10%	1.00%	1.85%	2.20%	1.29%
VIP - FundsManager 50%
2015	81,915	$14.38	$14.08	$1,234,901	0.10%	1.00%	1.10%	0.04%	(0.86%)
2014	79,527	$14.38	$14.21	$1,205,623	0.10%	1.00%	1.20%	4.99%	4.05%
2013	73,187	$13.69	$13.65	$1,065,142	0.10%	1.00%	1.09%	14.78%	13.75%
2012	62,040	$11.93	$12.00	$792,965	0.10%	1.00%	1.31%	10.02%	9.03%
2011	57,896	$10.84	$11.01	$677,175	0.10%	1.00%	1.82%	(0.52%)	(1.41%)
VIP - FundsManager 60%
2015	115,523	$15.17	$19.15	$1,687,185	0.10%	1.40%	1.22%	0.31%	(0.84%)
2014	114,312	$15.12	$19.34	$1,679,510	0.10%	1.40%	1.29%	5.30%	3.93%
2013	110,201	$14.36	$18.61	$1,554,618	0.10%	1.40%	1.20%	18.50%	16.96%
2012	107,021	$12.12	$19.56	$1,285,160	0.10%	1.40%	1.44%	11.49%	10.03%
2011	108,577	$10.87	$14.46	$1,179,249	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
VIP - FundsManager 70%
2015	63,849	$15.88	$14.31	$1,010,629	0.10%	1.00%	1.07%	0.39%	(0.52%)
2014	59,100	$15.82	$14.38	$936,281	0.10%	1.00%	1.23%	5.05%	4.10%
2013	51,975	$15.05	$13.82	$788,692	0.10%	1.00%	1.20%	21.63%	20.54%
2012	44,350	$12.38	$11.46	$557,749	0.10%	1.00%	1.57%	13.11%	12.08%
2011	44,286	$10.94	$10.23	$494,536	0.10%	1.00%	1.61%	(3.00%)	(3.87%)
VIP - FundsManager 85%
2015	22,948	$16.75	$14.23	$364,733	0.10%	1.00%	0.94%	0.29%	(0.61%)
2014	21,622	$16.70	$14.32	$345,076	0.10%	1.00%	1.03%	5.19%	4.24%
2013	19,518	$15.88	$13.73	$298,041	0.10%	1.00%	1.01%	27.60%	26.45%
2012	17,254	$12.44	$10.86	$206,109	0.10%	1.00%	1.25%	14.00%	12.97%
2011	20,014	$10.92	$9.61	$209,791	0.10%	1.00%	1.23%	(5.39%)	(6.24%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples
2015	1,172	$21.90	$21.52	$25,623	0.80%	1.00%	1.26%	8.58%	8.36%
2014	1,053	$20.17	$19.86	$21,190	0.80%	1.00%	1.44%	14.74%	14.51%
2013	1,350	$17.58	$17.34	$23,705	0.80%	1.00%	1.64%	20.83%	20.58%
2012	1,512	$14.55	$14.38	$21,939	0.80%	1.00%	1.73%	14.47%	14.24%
2011	989	$12.71	$12.59	$12,555	0.80%	1.00%	1.46%	7.32%	7.10%
VIP - Consumer Staples Investor Class
2015	8,602	$21.37	$28.55	$194,325	0.10%	0.25%	1.10%	9.30%	9.13%
2014	7,003	$19.55	$26.16	$145,149	0.10%	0.25%	1.51%	15.40%	15.23%
2013	7,031	$16.94	$22.71	$127,120	0.10%	0.25%	1.91%	21.67%	21.48%
2012	5,448	$13.93	$18.69	$81,526	0.10%	0.25%	1.93%	15.19%	15.01%
2011	3,126	$12.09	$16.25	$40,835	0.10%	0.25%	1.77%	7.97%	7.80%
VIP - Materials
2015	669	$15.94	$15.67	$10,647	0.80%	1.00%	1.18%	(9.74%)	(9.92%)
2014	918	$17.66	$17.39	$16,197	0.80%	1.00%	0.89%	(0.43%)	(0.63%)
2013	1,106	$17.74	$17.50	$19,601	0.80%	1.00%	0.99%	21.18%	20.93%
2012	1,562	$14.64	$14.47	$22,840	0.80%	1.00%	0.83%	19.18%	18.94%
2011	2,063	$12.28	$12.17	$25,309	0.80%	1.00%	1.29%	(8.94%)	(9.12%)
VIP - Materials Investor Class
2015	2,038	$15.43	$33.67	$34,904	0.10%	0.25%	1.05%	(9.18%)	(9.32%)
2014	2,544	$16.99	$37.13	$48,315	0.10%	0.25%	0.91%	0.21%	0.06%
2013	2,565	$16.96	$37.11	$48,970	0.10%	0.25%	1.01%	21.95%	21.77%
2012	2,883	$13.90	$30.47	$45,616	0.10%	0.25%	0.84%	19.95%	19.77%
2011	3,475	$11.59	$25.44	$45,823	0.10%	0.25%	1.29%	(8.39%)	(8.53%)
VIP - Telecommunications
2015	323	$12.85	$12.63	$4,144	0.80%	1.00%	3.30%	1.62%	1.41%
2014	249	$12.65	$12.45	$3,146	0.80%	1.00%	3.28%	2.67%	2.46%
2013	338	$12.32	$12.15	$4,160	0.80%	1.00%	1.49%	20.31%	20.07%
2012	426	$10.24	$10.12	$4,358	0.80%	1.00%	1.63%	19.27%	19.03%
2011	322	$8.58	$8.50	$2,767	0.80%	1.00%	1.18%	(2.78%)	(2.98%)
VIP - Telecommunications Investor Class
2015	1,327	$17.18	$32.49	$20,431	0.10%	0.25%	2.88%	2.28%	2.13%
2014	965	$16.80	$31.82	$14,160	0.10%	0.25%	3.41%	3.37%	3.25%
2013	1,057	$16.25	$30.82	$15,249	0.10%	0.25%	1.88%	21.15%	20.97%
2012	881	$13.41	$25.48	$10,711	0.10%	0.25%	1.80%	19.87%	19.69%
2011	554	$11.19	$21.27	$5,543	0.10%	0.25%	1.48%	(2.13%)	(2.28%)
VIP - Emerging Markets (a)
2015	691	$7.43	$7.32	$5,130	0.80%	1.00%	0.00%	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	924	$8.33	$8.22	$7,683	0.80%	1.00%	0.31%	0.54%	0.34%
2013	1,108	$8.28	$8.19	$9,168	0.80%	1.00%	0.70%	3.12%	2.91%
2012	1,272	$8.03	$7.96	$10,208	0.80%	1.00%	0.89%	13.45%	13.22%
2011	1,950	$7.08	$7.03	$13,797	0.80%	1.00%	0.81%	(21.72%)	(21.88%)
VIP - Emerging Markets Investor Class (b)
2015	2,809	$9.87	$20.56	$25,612	0.10%	0.25%	0.29%	(10.17%)	(10.31%)
2014	2,693	$10.99	$22.92	$27,501	0.10%	0.25%	0.29%	1.20%	1.05%
2013	2,658	$10.86	$22.68	$27,030	0.10%	0.25%	0.67%	3.79%	3.64%
2012	2,703	$10.46	$21.89	$27,371	0.10%	0.25%	1.06%	14.03%	13.83%
2011	3,130	$9.18	$19.22	$27,571	0.10%	0.25%	0.90%	(21.13%)	(21.25%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Floating Rate High Income (a)
2015	362	$9.81	$9.78	$3,556	0.80%	1.00%	1.40%	(0.89%)	(1.09%)
2014	141	$9.90	$9.88	$1,396	0.80%	1.00%	2.04%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class (a)
2015	9,434	$9.92	$9.90	$93,481	0.10%	0.25%	1.55%	(0.19%)	(0.34%)
2014	6,953	$9.94	$9.93	$69,081	0.10%	0.25%	2.54%	(0.60%)	(0.70%)
UIF - Emerging Markets Equity
2015	3,888	$9.41	$22.30	$58,169	0.10%	1.00%	0.46%	(10.78%)	(11.59%)
2014	4,403	$10.54	$25.22	$75,494	0.10%	1.00%	0.38%	(4.58%)	(5.44%)
2013	5,170	$11.05	$26.68	$94,831	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	6,117	$11.18	$27.22	$118,887	0.10%	1.00%	—	19.83%	18.75%
2011	7,360	$9.33	$22.93	$122,690	0.10%	1.00%	0.41%	(18.30%)	(19.03%)
UIF - Emerging Markets Debt
2015	8,765	$11.54	$28.91	$130,857	0.10%	1.00%	6.40%	(1.21%)	(2.10%)
2014	10,524	$11.68	$29.53	$159,823	0.10%	1.00%	5.47%	2.82%	1.90%
2013	12,134	$11.36	$28.98	$181,357	0.10%	1.00%	3.95%	(8.84%)	(9.66%)
2012	17,186	$12.46	$32.08	$290,698	0.10%	1.00%	2.76%	17.84%	16.78%
2011	11,029	$10.57	$27.47	$166,236	0.10%	1.00%	3.56%	6.93%	5.97%
UIF - Global Strategist (b)
2015	2,446	$13.65	$14.85	$33,146	0.10%	1.00%	0.94%	(6.49%)	(7.33%)
2014	2,975	$14.60	$16.03	$43,258	0.10%	1.00%	0.84%	2.05%	1.13%
2013	2,705	$14.31	$15.85	$39,365	0.10%	1.00%	0.11%	15.83%	14.79%
2012	2,623	$12.35	$13.81	$33,323	0.10%	1.00%	2.07%	13.73%	12.70%
2011	3,069	$10.86	$12.25	$34,614	0.10%	1.00%	1.30%	(3.77%)	(4.64%)
Invesco - Van Kampen Global Core Equity
2015	1,583	$13.86	$16.60	$22,052	0.10%	1.00%	2.13%	(1.52%)	(2.41%)
2014	1,662	$14.08	$17.01	$23,781	0.10%	1.00%	2.03%	0.59%	(0.32%)
2013	1,807	$13.99	$17.06	$25,963	0.10%	1.00%	2.02%	22.38%	21.28%
2012	1,584	$11.44	$14.07	$19,490	0.10%	1.00%	2.46%	13.63%	12.61%
2011	1,938	$10.06	$12.49	$20,941	0.10%	1.00%	3.37%	(10.97%)	(11.78%)
WFAF - Advantage VT Discovery
2015	753	$34.90	$33.74	$26,163	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	835	$35.70	$34.59	$29,659	0.80%	1.00%	—	(0.45%)	(0.65%)
2013	946	$35.86	$34.82	$33,784	0.80%	1.00%	0.01%	42.65%	42.36%
2012	1,058	$25.14	$24.46	$26,490	0.80%	1.00%	—	16.79%	16.55%
2011	1,185	$21.52	$20.98	$25,412	0.80%	1.00%	—	(0.38%)	(0.58%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Opportunity
2015	529	$35.31	$34.15	$18,603	0.80%	1.00%	0.06%	(3.86%)	(4.05%)
2014	573	$36.73	$35.59	$20,946	0.80%	1.00%	0.06%	9.54%	9.32%
2013	622	$33.53	$32.56	$20,791	0.80%	1.00%	0.20%	29.63%	29.37%
2012	690	$25.87	$25.17	$17,787	0.80%	1.00%	0.10%	14.59%	14.36%
2011	780	$22.57	$22.01	$17,523	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
Lazard - Retirement Emerging Markets
2015	8,405	$8.68	$11.01	$90,080	0.10%	1.00%	2.42%	(19.98%)	(20.70%)
2014	9,633	$10.85	$13.89	$130,919	0.10%	1.00%	1.89%	(4.48%)	(5.34%)
2013	10,645	$11.36	$14.67	$153,571	0.10%	1.00%	1.55%	(1.11%)	(2.00%)
2012	11,474	$11.49	$14.97	$171,550	0.10%	1.00%	1.81%	22.22%	21.11%
2011	12,133	$9.40	$12.36	$151,788	0.10%	1.00%	2.26%	(17.87%)	(18.61%)
PVIT - Commodity Real Return
2015	2,206	$5.27	$5.09	$11,583	0.10%	1.00%	0.52%	(25.78%)	(26.45%)
2014	1,991	$7.09	$6.92	$14,088	0.10%	1.00%	0.35%	(18.51%)	(19.24%)
2013	2,045	$8.71	$8.57	$17,782	0.10%	1.00%	1.87%	(14.79%)	(15.55%)
2012	1,683	$10.22	$10.15	$17,177	0.10%	1.00%	2.29%	2.06%	1.37	% (c)
PVIT - Low Duration
2015	41,303	$10.85	$10.86	$460,077	0.10%	1.00%	1.23%	0.21%	(0.69%)
2014	44,842	$10.82	$10.94	$499,438	0.10%	1.00%	1.13%	0.75%	(0.16%)
2013	48,821	$10.74	$10.96	$540,925	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	51,537	$10.77	$11.08	$574,142	0.10%	1.00%	1.90%	5.75%	4.79%
2011	46,534	$10.18	$10.57	$491,312	0.10%	1.00%	1.67%	1.01%	0.10%
PVIT - Real Return
2015	17,049	$11.01	$11.56	$198,549	0.10%	1.00%	1.69%	(2.80%)	(3.68%)
2014	19,761	$11.33	$12.00	$237,474	0.10%	1.00%	1.41%	2.99%	2.06%
2013	25,157	$11.00	$11.76	$294,496	0.10%	1.00%	1.28%	(9.31%)	(10.13%)
2012	43,972	$12.13	$13.09	$569,998	0.10%	1.00%	1.04%	8.65%	7.66%
2011	33,712	$11.17	$12.16	$403,892	0.10%	1.00%	4.87%	11.55%	10.55%
PVIT - Total Return
2015	44,190	$11.59	$12.00	$540,425	0.10%	1.00%	2.41%	0.35%	(0.56%)
2014	45,866	$11.55	$12.07	$560,201	0.10%	1.00%	2.15%	4.17%	3.24%
2013	57,241	$11.08	$11.69	$671,285	0.10%	1.00%	2.18%	(2.06%)	(2.94%)
2012	73,122	$11.32	$12.04	$877,470	0.10%	1.00%	2.56%	9.48%	8.49%
2011	55,249	$10.34	$11.10	$607,713	0.10%	1.00%	1.06%	3.50%	2.57%
Blackrock - Global Allocation V.I.
2015	16,585	$11.76	$11.36	$194,056	0.10%	1.00%	2.03%	(0.97%)	(1.86%)
2014	16,541	$11.87	$11.58	$195,648	0.10%	1.00%	2.19%	1.86%	0.95%
2013	13,363	$11.65	$11.47	$155,346	0.10%	1.00%	1.53%	14.44%	13.41%
2012	4,498	$10.18	$10.11	$45,762	0.10%	1.00%	2.55%	2.86%	2.26	% (c)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Templeton Global Bond (b)
2015	12,193	$10.66	$10.30	$129,380	0.10%	1.00%	4.77%	(4.40%)	(5.26%)
2014	13,903	$11.15	$10.88	$154,500	0.10%	1.00%	4.96%	1.73%	0.81%
2013	11,397	$10.96	$10.79	$124,637	0.10%	1.00%	5.00%	1.53%	0.61%
2012	5,305	$10.80	$10.72	$57,214	0.10%	1.00%	2.54%	7.96%	7.22	% (c)
FTVIP - Franklin U.S. Gov't Securities (b)
2015	5,342	$10.28	$9.94	$54,663	0.10%	1.00%	1.73%	0.37%	(0.53%)
2014	3,884	$10.25	$9.99	$39,653	0.10%	1.00%	2.49%	3.28%	2.35%
2013	2,756	$9.92	$9.76	$27,275	0.10%	1.00%	3.10%	(2.34%)	(3.22%)
2012	4,715	$10.16	$10.09	$47,837	0.10%	1.00%	1.61%	1.08%	0.49	% (c)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2015 the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2016

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0216

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2015, 2014 and 2013

TABLE OF CONTENTS	PAGE(S)

Independent Auditor’s Report	1-2

Consolidated Balance Sheets	3

Consolidated Statements of Comprehensive Income	4

Consolidated Statements of Stockholder’s Equity	5

Consolidated Statements of Cash Flows	6

Notes to Consolidated Financial Statements	7 - 27

Independent Auditor’s Report

To the Board of Directors of

Fidelity Investments Life Insurance Company:

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2015 and 2014, the related consolidated statement of comprehensive income, the consolidated statement of stockholder’s equity, and the consolidated statement of cash flows for the years then ended.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2016

2

FIDELITY INVESTMENTS LIFE INSURANCE  COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2015	2014
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $880,719 in 2015 and $806,196 in 2014)	$873,312	$812,449
Other investment	1,665	1,877
Policy loans	1,632	1,244

Total investments	876,609	815,570

Cash and cash equivalents	109,168	95,824
Accrued investment income	3,139	4,115
Deferred policy acquisition costs	69,665	68,243
Reinsurance deposit and receivables	1,207,525	1,277,938
Other assets	19,534	17,643
Net deferred tax asset	81,165	72,656
Income taxes receivable	—	7,304
Separate account assets	26,175,983	25,914,707

Total assets	28,542,788	28,274,000

LIABILITIES
Future contract and policy benefits	772,375	805,217
Contract holder deposit funds	708,370	734,105
Other liabilities and accrued expenses	32,778	33,375
Income taxes payable	5,715	—
Payable to parent and affiliates, net	11,096	10,294
Separate account liabilities	26,175,983	25,914,707

Total liabilities	27,706,317	27,497,698

Commitments and contingencies (Note 12)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	(4,683)	3,948
Retained earnings	766,616	697,795
Total Fidelity Investments Life Insurance Company Stockholder’s Equity	836,311	776,121
Noncontrolling interest	160	181

Total stockholder’s equity	836,471	776,302

Total liabilities and stockholder’s equity	$28,542,788	$28,274,000

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2015	2014	2013

Revenues:
Fees charged to contract holders	$116,704	$116,191	$108,801
Net investment income	20,620	18,561	16,786
Interest on reinsurance deposit	30,458	32,394	34,722
Fund administration fees (1)	58,116	52,828	45,129
Premiums, net	10,104	9,394	8,589
Net realized investment gains (losses):
Other than temporary losses on debt securities	(223)	—	(39)
Net realized investment gains on sales	899	5,406	2,412
Total net realized investment gains	676	5,406	2,373

Total revenues	236,678	234,774	216,400

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	71,270	69,383	69,226
Contract and policy benefits and expenses	52,370	53,524	58,570
Other expenses	24,067	20,502	—

Total benefits and expenses	147,707	143,409	127,796

Income before income taxes	88,971	91,365	88,604

Income tax expense	20,641	22,534	21,842

Net income	68,330	68,831	66,762
Less: Net loss attributable to noncontrolling interest	(491)	(333)	—
Net income attributable to Fidelity Investments Life Insurance Company	68,821	69,164	66,762

Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	(12,636)	6,675	(15,626)
Reclassification adjustment for net realized gains included in net income	(676)	(5,406)	(2,373)
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	4,681	(450)	6,388

Other comprehensive income (loss), net of tax	(8,631)	819	(11,611)
Comprehensive income	59,699	69,650	55,151
Less: Comprehensive loss attributable to noncontrolling interest	(491)	(333)	—
Comprehensive income attributable to Fidelity Investments Life Insurance Company	$60,190	$69,983	$55,151

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2015, 2014 and 2013

			Accumulated
		Additional	Other			Total
	Common	Paid-In	Comprehensive	Retained	Noncontrolling	Stockholder’s
	Stock	Capital	Income	Earnings	Interest	Equity

Balance at December 31, 2012	$3,000	$69,582	$14,740	$561,870	$—	$649,192

Comprehensive income:
Net income	—	—	—	66,762	—	66,762
Other comprehensive loss	—	—	(11,611)	—	—	(11,611)

Balance at December 31, 2013	$3,000	$69,582	$3,129	$628,631	$—	$704,342

Comprehensive income:
Capital contribution	—	1,796	—	—	197	1,993
Other contributions	—	—	—	—	317	317
Net Income (loss)	—	—	—	69,164	(333)	68,831
Other comprehensive income	—	—	819	—	—	819

Balance at December 31, 2014	$3,000	$71,378	$3,948	$697,795	$181	$776,302

Comprehensive income:
Other contributions	—	—	—	—	470	470
Net Income (loss)	—	—	—	68,821	(491)	68,330
Other comprehensive income	—	—	(8,631)	—	—	(8,631)

Balance at December 31, 2015	$3,000	$71,378	$(4,683)	$766,616	$160	$836,471

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2015	2014	2013
Cash flows provided by (used for) operating activities:
Net income	$68,330	$68,831	$66,762
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	2,364	1,998	2,821
Net realized investment gains	(676)	(5,406)	(2,373)
Benefit for deferred taxes	(3,827)	(2,979)	(103)
Equity loss from investee company	4,913	3,327	—
Changes in assets and liabilities:
Accrued investment income	976	553	197
Change in deferred policy acquisition costs, net of amortization	(1,074)	(1,774)	(4,313)
Future contract and policy benefits, net	84,207	82,489	92,642
Reinsurance deposit and receivables	70,413	77,104	74,822
Payable to parent and affiliates, net	802	1,560	(1,753)
Income taxes	13,019	1,713	2,160
Other assets and other liabilities, net	479	(8,393)	411

Net cash provided by operating activities	239,926	219,023	231,273

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(517,643)	(625,686)	(794,056)
Proceeds from sales of equity securities	—	55	—
Proceeds from sales of debt securities	429,360	535,569	695,171
Proceeds from maturities and calls of debt securities	12,077	17,495	24,331
Investment in investee company	(4,231)	(2,851)	—
Investment trades payable (receivable)	(2,947)	115	123
Purchase of fixed assets	(26)	—	—
Change in policy loans	(389)	(119)	(475)

Net cash (used for) provided by investing activities	(83,799)	(75,422)	(74,906)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	2,007,444	2,049,348	2,087,955
Net transfers from separate accounts	(385,113)	(528,858)	(580,327)
Withdrawals from variable annuity contracts	(1,678,377)	(1,561,544)	(1,533,599)
Withdrawals from fixed annuity contracts	(86,737)	(92,629)	(104,069)

Net cash used for financing activities	(142,783)	(133,683)	(130,040)

Net increase in cash and cash equivalents	13,344	9,918	26,327

Cash and cash equivalents:
Beginning of year	95,824	85,906	59,579
End of year	$109,168	$95,824	$85,906

Supplemental disclosure of cash flow information for non-cash transactions
Charitable donation of debt securities	$(19,164)	$(17,195)	$—
Capital contribution from parent	$—	$1,796	$—

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1.    ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”).  In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”).  FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia.  Amounts invested in the fixed option of the contracts are allocated to the general account of the Company.  Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company.  Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company.  The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds.  Separate account assets are reported at the net asset value of such portfolios.  The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value.  Fair values for debt and equity securities are obtained from independent pricing sources.  For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis.  The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.  Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes.  The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method.  Such amortization is included in investment income.  Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values.  Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security.  When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis.  Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received.  Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents.  Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value.  The Company reclassifies cash overdrafts to other liabilities and accrued expenses. Cash overdrafts were $10,847 and $11,311 at December 31, 2015 and 2014, respectively.  Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $103,134 and $90,202 at December 31, 2015 and 2014, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting.  In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investees’ earnings and losses in other expenses in the Consolidated Statements of Comprehensive Income.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios.  Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders and the cost of providing insurance protection for variable life contract holders.  Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product.  Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets.  Premiums for term life insurance products are recognized as revenues over the premium-paying period.  Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 — Guaranteed Benefits) on certain variable annuity products, the majority of the 100% life contingent fixed income annuity product and life products.  Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the liabilities for the fixed portion of the variable deferred annuity products, fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits.  Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risk with other companies.  As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded.  The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations.  The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred.  The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 — Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.  These deferred policy acquisition costs (“DAC”) are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future.  The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders).  These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future.  Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.  See Note 10 — Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances.  The Company assumes a long term return of 7.5% before fund expenses and other charges.  The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years.  The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond.  The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract.  Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract.  Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off.  Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract.  Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.  There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2015, 2014 or 2013.  During 2015 and 2014, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization.  Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI.  Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis.  Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group.  Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The Company recognizes the benefit of uncertain tax positions only when the position is “more likely than not” to be sustained by the tax authorities.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Adoption of New Accounting Pronouncements

In April 2014, the FASB issued new guidance that clarified the scope of what should be reported as discontinued operations and provided for new disclosure requirements.   The Company adopted this guidance effective January 1, 2015.  The adoption of this guidance did not have an impact on the consolidated financial statements.

In February 2013, the Financial Accounting Standards Board (“FASB”) issued new guidance that requires companies to present information about the reclassification adjustments from accumulated comprehensive income in a single note or on the face of the financial statements.  The Company adopted this guidance effective January 1, 2013.  The information required by this guidance was previously included in the consolidated statements of comprehensive income and therefore, the adoption of this guidance did not have a material impact on the consolidated financial statements.

On January 1, 2013, the Company adopted new guidance issued by the FASB, requiring companies to disclose both gross and net information about certain financial instruments including derivatives, resale and repurchase agreements, and securities lending transactions to the extent that they are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.  This guidance was effective for the Company beginning January 1, 2013 with retrospective application required.  The Company’s adoption of this guidance did not have an impact on the consolidated financial statements.

Future Adoption of New Accounting Pronouncements

In January 2016, the FASB issued new guidance on the recognition and measurement of financial assets and financial liabilities. The guidance amends existing GAAP related to the classification and measurement of equity investments and improves the presentation of changes in fair value for financial liabilities accounted for pursuant to the fair value option. The guidance also improves existing disclosure requirements associated with the fair value of financial instruments. The guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In February 2015, the FASB issued new guidance that eliminates the deferral of the previous consolidation guidance for certain investment funds, and makes changes to both the variable interest model and the voting model.  The guidance is effective beginning January 1, 2016, with early adoption permitted.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract.  Revenue recognition for insurance contracts is explicitly scoped out of the guidance. In August 2015, the FASB issued an update to defer the original effective date of this guidance for annual periods beginning after December 15, 2017.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees.  Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death, or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature.  The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount.  Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals.  For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals.  The optional rider is no longer offered to new customers, effective January 1, 2003.  If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.  The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014

Beginning Balance	$6,657	$8,723
Unlocking of benefit ratio	(1,022)	(3,297)
Interest on reserve	401	385
Claims paid	(1,814)	(1,304)
Accrual of benefit ratio	2,025	2,150
Ending Balance	$6,247	$6,657

The reinsurance recoverables associated with the GMDB were $6,208 and $6,587 at December 31, 2015 and 2014, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•                  The base lapse rate assumption varies from 5.5% to 7.5%, depending on policy duration. The partial withdrawal assumption is 2% for all policy durations.

•                  The annual lapse rate for anticipated internal replacements is 3.2%.

•                  The discount rate is 6.83%.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2015 and 2014.  The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2015	2014

Net deposits paid
Account value	$4,549,493	$5,049,021
Net amount at risk	$135,276	$140,063
Average attained age of contract holders	66	65
Ratchet (highest historical account value at specified anniversary dates)
Account value	$245,063	$279,086
Net amount at risk	$28,375	$26,641
Average attained age of contract holders	70	70

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature.  The GMWB feature provides annuity contract holders with income payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary.  If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014

Beginning Balance	$2,869	$2,447
Unlocking of benefit ratio	(510)	(102)
Interest on reserve	119	119
Accrual of benefit ratio	316	405
Ending Balance	$2,794	$2,869

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions.  Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009.  Effective March 31, 2009, the GMWB product closed to new business.  Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMWB were $2,702 and $2,780 at December 31, 2015 and 2014, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  Separate benefit ratios were calculated for single life and joint life policies.

•                  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 9 ½ years from issue and age 59 ½.

•                  The mortality assumption is the Annuity 2000 Mortality Table.

•                  The lapse rate assumption is 5%, with dynamic lapse reduction for contracts in the money.

•                  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2015 and 2014:

	Years Ended December 31,
	2015	2014

Account value	$1,992,988	$2,174,997
GMWB value	$2,136,733	$2,177,129
Average attained age of contract holders	73	72

4.     INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities	$22,961	$21,003	$18,857
Cash and cash equivalents	23	15	40
Other income	79	69	60
Total investment income	23,063	21,087	18,957
Less: investment expenses	2,443	2,526	2,171
Net investment income	$20,620	$18,561	$16,786

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities:
Gross realized gains	$3,944	$7,090	$6,760
Gross realized losses	(3,045)	(1,689)	(4,348)
Equity securities:
Gross realized gains	—	5	—
Total realized investment gains	$899	$5,406	$2,412

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $223, $0, and $39 in 2015, 2014, and 2013, respectively.  The Company had no debt securities that were non-income producing for 2015 and 2014, respectively.  There was no interest foregone by non-income producing securities for 2015, 2014 and 2013, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	Years Ended December 31,
	2015	2014

Debt securities	$(7,407)	$6,253
Equity securities	—	—
DAC	169	(174)
Deferred income tax expense (benefit)	2,555	(2,131)
	$(4,683)	$3,948

Debt securities that have been in a continuous unrealized loss position as of December 31, 2015 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(5,720)	$431,252	$284
Greater than 12 months	(2,710)	44,094	65
	$(8,430)	$475,346	$349
Below investment grade debt securities:
0-12 months	$(2,493)	$42,614	$141
Greater than 12 months	(1,330)	12,985	36
	$(3,823)	$55,599	$177

Total	$(12,253)	$530,945	$526

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2014 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(1,198)	$168,834	$140
Greater than 12 months	(1,536)	83,980	86
	$(2,734)	$252,814	$226
Below investment grade debt securities:
0-12 months	$(979)	$28,046	$109
Greater than 12 months	(63)	1,642	12
	$(1,042)	$29,688	$121

Total	$(3,776)	$282,502	$347

The Company evaluates declines in fair values below cost for its investments.  Based on the Company’s review of the issuers’ continued compliance with the securities’ obligations in accordance with their contractual terms, management’s intent  was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2015 and 2014.  The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2015.  The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.  Investments in below investment grade securities comprised approximately 7% of the total portfolio as of December 31, 2015.  Unrealized losses on below investment grade securities were driven principally by changes in market yields.

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2015 were as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$129,201	$27	$(782)	$—	$128,446
Corporate and other debt securities	717,049	4,816	(10,550)	—	711,315
Mortgage and asset backed securities	34,469	3	(921)	—	33,551

Total debt securities	$880,719	$4,846	$(12,253)	$—	$873,312

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2014 were as follows:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$56,555	$223	$(1)	$—	$56,777
Corporate and other debt securities	713,361	9,782	(3,183)	—	719,960
Mortgage and asset backed securities	36,280	24	(592)	—	35,712

Total debt securities	$806,196	$10,029	$(3,776)	$—	$812,449

During 2015 and 2014, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.

The amortized cost and fair value of debt securities at December 31, 2015 by contractual maturity are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$25,885	$25,785
Due after 1 year through 5 years	513,447	511,672
Due after 5 years through 10 years	292,050	287,457
Due after 10 years	14,868	14,847
Mortgage and asset backed securities	34,469	33,551

	$880,719	$873,312

At December 31, 2015 and 2014, there were no contractual investment commitments.  There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2015, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,643 and $2,666 respectively.  At December 31, 2014, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,628 and $2,647 respectively.

During 2015 and 2014, the Company donated certain appreciated debt securities to an affiliated qualified charitable organization at a fair value of $19,164 and $17,195 respectively.  This is recorded as other expenses in the Consolidated Statements of Comprehensive Income.  There were no donations in 2013.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796.   Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code.  IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021.  Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement.  LRCH ultimately funds the qualified facility through a 60% membership interest agreement.    These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements.  The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company incurred funding payments of $4,231 and $2,851, respectively for the year ended December 31, 2015 and the nine month period ended December 31, 2014.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits.  FMR LLC will continue to provide such guarantees subsequent to its contribution of Feedstock to the Company.

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”).   A VIE is an entity that either (1) has equity investors that lack controlling financial interest or (2) does not have sufficient equity to finance its own activities without financial support provided by another entity.  If the Company determines that it is the VIE’s “primary beneficiary” it consolidates the VIE.  The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs.  The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits.   Accordingly, the Company consolidates Feedstock and LRCH.

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2015 and 2014 and for the year ended December 31, 2015 and the nine month period ended December 31, 2014.

	12/31/2015	12/31/2014

Total Assets	$440	$229
Total Liabilities	280	48
Non controlling equity interest	$160	$181

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES (CONTINUED):

	12/31/2015	12/31/2014

Total Revenues	$—	$—
Total Expenses	(491)	(333)
Net Loss	(491)	(333)
Income tax expense	—	—
Net Loss	(491)	(333)
Less: net loss attributable to non controlling interest	(491)	(333)
Net income attributable to Fidelity Investments Life Insurance Company	$—	$—

Non controlling interest represents ownership interests in LRCH that is not attributable to the Company.

6.     FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy.  The Company carries the following financial instruments at fair value in the Company’s financial statements:  fixed maturities, equity securities, short-term investments such as money market funds, and separate account assets.  The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3).  If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability.

The three levels are described below:

•                  Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•                  Level 2 — Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•                  Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement.  These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds.  Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2015
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$—	$128,446	$—	$128,446
Corporate and other debt securities	—	711,315	—	711,315
Mortgage and asset backed securities	—	33,551	—	33,551
Total available-for-sale debt securities	—	873,312	—	873,312
Cash equivalents	103,134	—	—	103,134
Subtotal excluding separate account assets	103,134	873,312	—	976,446
Separate account assets	26,175,983	—	—	26,175,983
Total	$26,279,117	$873,312	$—	$27,152,429

	December 31, 2014
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$—	$56,777	$—	56,777
Corporate and other debt securities	—	719,960	—	719,960
Mortgage and asset backed securities	—	35,712	—	35,712
Total available-for-sale debt securities	—	812,449	—	812,449
Cash equivalents	90,202	—	—	90,202
Subtotal excluding separate account assets	90,202	812,449	—	902,651
Separate account assets	25,914,707	—	—	25,914,707
Total	$26,004,909	$812,449	$—	$26,817,358

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

There were no transfers between Level 1 and Level 2 during 2015 or 2014.  The Company held no Level 3 assets during 2015 or 2014. There were no transfers into or out of Level 3 during 2015 or 2014.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.  The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2015		December 31, 2014
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$1,665	$1,665	$1,877	$1,877
Policy loans	1,632	1,632	1,244	1,244
Reinsurance deposit and receivables	1,207,525	1,302,370	1,277,938	1,380,644

	$1,210,822	$1,305,667	$1,281,059	$1,383,765

Financial Liabilities:
Contract holder deposit funds	$708,370	$802,937	$734,105	$837,315

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value.  These loans are an integral part of the insurance products and have no maturity dates.  Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract.  The fixed portion of variable deferred annuity products is an integral part of the contract and consequently, the account value is considered to be a reasonable estimate of the fair value of the contract.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.     INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$23,980	$25,097	$21,557
State	489	416	388
	$24,469	$25,513	$21,945
Deferred:
Federal	$(3,765)	$(2,820)	$106
State	(63)	(159)	(209)
	$(3,828)	$(2,979)	$(103)

Provision for income taxes	$20,641	$22,534	$21,842

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums.  Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.  State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company’s net deferred tax asset were as follows:

	Years Ended December 31,
	2015	2014
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$35,289	$33,966
Contract holder reserves	25,596	28,387
Deferred revenue	8,856	7,450
Unrealized gains on available-for-sale securities	2,766	(2,205)
Deferred compensation and retirement benefit plans	2,793	1,711
Other, net	5,865	3,347
Net deferred tax asset	$81,165	$72,656

Management believes that the Company’s future income will be sufficient to realize the net deferred tax asset as of December 31, 2015 and 2014, respectively.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.     INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2015	2014	2013

Tax provision at U.S. Federal statutory rate	$31,140	$32,095	$31,011
Dividends received deduction	(6,684)	(6,132)	(9,258)
IRC 45 tax credit	(4,265)	(2,861)	—
Charitable contribution	(539)	(686)	—
Other, net	989	118	89
	$20,641	$22,534	$21,842

FILI paid net federal and state income taxes of $11,450, $23,800, and $19,785 in 2015, 2014, and 2013, respectively.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities.  As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.  The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States.  The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2013.  The Company is not currently under examination for the income tax filings in any other jurisdictions.  The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows.  Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service (“IRS”) announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (“DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions.  Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations.  As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  Management believes that it is highly likely that any such regulations would apply prospectively only.  The Company has recorded benefits of $6,684, $6,132, and $9,258 during 2015, 2014 and 2013, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

8.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.  Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company did not pay any dividends in 2015, 2014 or 2013.

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules.  The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions.  The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2015	2014	2013
FILI
Statutory net income	$62,269	$65,973	$56,140
Statutory surplus	$750,892	$685,814	$614,722

EFILI
Statutory net income	$4,421	$5,025	$2,338
Statutory surplus	$76,851	$72,498	$67,422

9. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds.  The Company earned fees of $37,987, $33,770 and $27,129 in 2015, 2014 and 2013, respectively, under these agreements.  These fees are included in fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC.  FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year.  EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts.  The Company pays FIA 37.5% of term life insurance first-year premiums.  The Company compensated FIA in the amount of $30,092, $28,928, and $27,348 in 2015, 2014 and 2013, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions.  The Company earned $20,128, $21,941, and $20,835 in 2015, 2014 and 2013, respectively, for such services.  The reimbursements are accounted for as a direct reduction of the Company’s expenses.  The Company entered into agreements with Fidelity Institutional Asset Management Trust Company (“FIAM”), formerly Pyramis Global Advisors Trust Company to provide investment and managerial advice.  The Company incurred charges of $1,543, $1,328, and $1,094 in 2015, 2014 and 2013, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company.  The Company incurred charges from FMR LLC and its subsidiaries of $31,036, $30,856, and $31,783 in 2015, 2014 and 2013, respectively, for such services.  Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9.     AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees.  Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan.  FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost.  The costs charged to the Company were $1,517, $1,535, and $1,561 in 2015, 2014 and 2013, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees.  The aggregate expenses related to these plans charged to the Company were $5,089, $5,274, and $5,322 in 2015, 2014 and 2013, respectively.

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees.  In 2015, 2014 and 2013, FMR LLC accrued a benefit under the RHRP based on an award of three thousand dollars for each eligible full-time employee and one thousand five hundred dollars for each eligible part-time employee, subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC.  The Company is allocated expense from FMR LLC associated with the actuarially-derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2015, 2014 and 2013, compensation expense related to the RHRP was $301, $278 and $297, respectively.

10.     UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2015	2014	2013
Underwriting, acquisition and insurance expenses:
Commissions, gross	$30,092	$28,928	$27,348
Compensation and benefits	15,342	15,886	17,427
Capitalization of deferred policy acquisition costs	(5,394)	(5,705)	(6,805)
Amortization of deferred policy acquisition costs	4,320	3,931	2,492
Rent expenses	1,432	1,333	954
Taxes, licenses and fees	1,704	2,541	3,525
General insurance expenses	23,774	22,469	24,285

Total underwriting, acquisition and insurance expenses	$71,270	$69,383	$69,226

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience.  In 2015, 2014 and 2013, the Company decreased amortization by $1,630, $1,844, and $2,862 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions.  This adjustment has been reflected in amortization expense.

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.     REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008.  The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008.  The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed.  The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001.  The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009.  The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two reinsurers.  Sales of these two products were discontinued in May 2008.  The Company is subject to concentration of risk with respect to these reinsurance agreements.  The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds.  Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%.  Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009.  The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	Years Ended December 31,
	2015	2014
Reinsurance deposits and receivables:
Genworth Life Insurance Company and Genworth Life Insurance Company of New York	$644,161	$699,041
Principal Life Insurance Company	502,378	523,280

Reinsurance deposits and receivables	$1,146,539	$1,222,321

Contract holder deposit funds and future contract and policy benefits	$1,161,964	$1,233,007

Interest on reinsurance deposit	$30,103	$32,264

Contract and policy benefits and expenses	$25,545	$27,280

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.     REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2015	2014	2013

Direct life premiums	$14,804	$15,038	$15,257
Reinsurance ceded, net of ceding expense allowance	(4,700)	(5,644)	(6,668)
Net premiums	$10,104	$9,394	$8,589

Direct contract and policy benefits	$126,942	$129,826	$125,458
Reinsurance ceded, net of reinsurance premiums	(74,572)	(76,302)	(66,888)
Net contract and policy benefits	$52,370	$53,524	$58,570

12.     COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters.  Those actions are considered by the Company in estimating policy reserves and other liabilities.  The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants.  The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13.     SUBSEQUENT EVENTS:

On February 19, 2016, the Company gave notice to Genworth Life Insurance Company of New York (“GLICNY”) of its decision to exercise a recapture option contained in their October 1, 2001 Reinsurance Agreement (the “Agreement”).  This means that within approximately 60 days either (i) the Company would recapture all reinsurance ceded under the Agreement, or (ii) GLICNY would, subject to the prior approval of the Company, transfer such reinsurance to another mutually-acceptable reinsurer.

The Company has evaluated subsequent events from the balance sheet date through April 20, 2016 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

27

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)             Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statements of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2015.

Statements of Operations for Fidelity Investments Variable Annuity Account I for Year Ended December 31, 2015.

Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2015 and 2014.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2015 and 2014.

Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014 and 2013.

Consolidated Statements of Stockholder’s Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014 and 2013.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014 and 2013.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A, other than Accumulation Unit Values.

b)             Exhibits

(1)         Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2)         Not Applicable.

(3)(a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b)  Commission Schedule.  (Note 1)

(4)(a)   Fidelity Freedom Lifetime Income,  Nonparticipating Contract (Note 3)

(b)   Fidelity Freedom Lifetime Income, Individual Retirement Annuity Nonparticipating Contract (Note 3)

(5)(a)  Application for the Variable Income Annuity (Note 4)

(6)  (a)   Articles of Domestication of Fidelity Investments Life.  (Note 1)

(b)  Amended Bylaws of Fidelity Investments Life.  (Note 1)

(7) Not Applicable

(8) Not Applicable

(9) Opinion and consent of Lance A. Warrick, as to the legality of securities being issued is filed herein as Exhibit No. 9

(10) Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11)  Not Applicable.

(12)  Not Applicable.

(13)  Performance Advertising Calculations (Note 1)

(14)      (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 6)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 6)

(15)Powers of Attorney

(a)           Power of Attorney for William J. Johnson Jr. is filed herewithin

(b)           Power of Attorney for Norman L. Ashkenas is filed herewithin

(c)           Power of Attorney for Kathleen M. Graveline is filed herewithin

(d)           Power of Attorney for Peter G. Johannsen is filed herewithin

(e)           Power of Attorney for Malcolm MacKay is filed herewithin

(f)            Power of Attorney for Kathleen A. Murphy is filed herewithin

(g)           Power of Attorney for Rodney R. Rohda is filed herewithin

(h)           Power of Attorney for Roger T. Servison is filed herewithin

(i)            Power of Attorney for Floyd L. Smith is filed herewithin

(j)            Power of Attorney for Derek L. Young is filed herewithin

(k)           Power of Attorney for Sriram Subramaniam is filed herewithin

(l)            Power of Attorney for Miles Mei is filed herewithin

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 3) Incorporated by reference from this Registration Statement’s initial filing on January 12, 2005.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 1 to this Registration Statement filed electronically on April 27, 2006.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 Reg No. 33-54926 filed on April 24, 1996.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

NORMAN L. ASHKENAS, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

FLOYD L. SMITH, Director

DEREK L. YOUNG, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are Not Directors

David A. Golino	Senior Vice President and Chief Financial Officer

Robert J. Cummings	Senior Vice President, Client Services

Robert Brown	Senior Vice President, Channel Development

Deborah Walsh	Senior Vice President, Systems & Technology

Miles Mei	Treasurer

Maryann P. Crews	Illustration Actuary

Robert K. Leach	Appointed Actuary

Barbara Maietta	Vice President, Marketing

Felicia F. Tierney	Vice President, Human Resources

Brian N. Leary	Consumer Services Officer and Chief Compliance Officer

Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person listed in item 25 is 100 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2016 there were 1,752 Qualified Contracts and 257 Non-qualified contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, President and Chief Executive Officer
	Michael Durbin	Director
	Scott G. Hutzler	Director
	Kathleen Murphy	Director
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Donald St. Peter	Vice President, Real Estate
	Tami R. Rash	Treasurer
	David Forman	Secretary and Chief Legal Officer
	Peter D. Stahl	Assistant Secretary
	Norman Ashkenas	Chief Compliance Officer

(c)  $0.00

The address for each person named in Item 29(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 100 Salem Street, Smithfield, Rhode Island 02917.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company.

POWER OF ATTORNEY

I, William J. Johnson, Jr., the President of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain President, with respect to:

(i)                        Post-Effective Amendment Number 11 to Registration Statement (File No. 333-121017) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, William J. Johnson, Jr., the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 11 to Registration Statement (File No. 333-121017) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, Norman L. Ashkenas, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 11 to Registration Statement (File No. 333-121017) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Norman L. Ashkenas
Norman L. Ashkenas

POWER OF ATTORNEY

I, Kathleen M. Graveline, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 11 to Registration Statement (File No. 333-121017) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen M. Graveline
Kathleen M. Graveline

POWER OF ATTORNEY

I, Peter G. Johannsen, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 11 to Registration Statement (File No. 333-121017) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Peter G. Johannsen
Peter G. Johannsen

POWER OF ATTORNEY

I, Malcolm MacKay, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 11 to Registration Statement (File No. 333-121017) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Malcolm MacKay
Malcolm MacKay

POWER OF ATTORNEY

I, Kathleen A. Murphy, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 11 to Registration Statement (File No. 333-121017) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen A. Murphy
Kathleen A. Murphy

POWER OF ATTORNEY

I, Rodney R. Rohda, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 11 to Registration Statement (File No. 333-121017) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Rodney R. Rohda
Rodney R. Rohda

POWER OF ATTORNEY

I, Roger T. Servison, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 11 to Registration Statement (File No. 333-121017) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Roger T. Servison
Roger T. Servison

POWER OF ATTORNEY

I, Floyd T. Smith, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 11 to Registration Statement (File No. 333-121017) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Floyd T. Smith
Floyd T. Smith

POWER OF ATTORNEY

I, Derek L. Young, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 11 to Registration Statement (File No. 333-121017) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Derek L. Young
Derek L. Young

POWER OF ATTORNEY

I, Sriram Subramaniam, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 11 to Registration Statement (File No. 333-121017) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Sriram Subramaniam
Sriram Subramaniam

POWER OF ATTORNEY

I, Miles Mei, the undersigned Treasurer of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint Lance A. Warrick as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain Treasurer, with respect to:

(i)                        Post-Effective Amendment Number 11 to Registration Statement (File No. 333-121017) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Miles Mei
Miles Mei

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April 2016.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2016.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Roger T. Servison	Director	)
)
/s/ *		)
Norman L. Ashkenas	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)

Malcom MacKay	Director	)
)
/s/ *		)
Floyd L. Smith	Director	) By:	/s/Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Peter G. Johannsen	Director	)
)
/s/ *		)
Derek L. Young	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)